Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	FOREIGN TRADE BANK OF LATIN AMERICA, INC.
Entity Central Index Key	0000890541
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	BLX
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Class A common stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,342,189
Class B common stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,531,926
Class E common stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	29,271,067
Class F Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0

Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and due from banks	$ 6,718		$ 12,814
Interest-bearing deposits in banks (including pledged deposits of $14,519 in 2012 and $23,994 in 2011)	700,312		830,670
Trading assets (including pledged securities to creditors of $1,262 in 2012 and $18,988 in 2011)	5,265		20,436
Securities available-for-sale (including pledged securities to creditors of $152,340 in 2012 and $375,492 in 2011)	183,017		416,300
Securities held-to-maturity (fair value of $34,149 in 2012 and $26,637 in 2011) (including pledged securities to creditors of $19,453 in 2012 and $17,486 in 2011)	34,113		26,536
Investment fund	105,888		120,425
Loans	5,715,556		4,959,573
Less:
Allowance for loan losses	72,976		88,547
Unearned income and deferred fees	7,100		6,697
Loans, net	5,635,480	[1]	4,864,329	[2]
Customers' liabilities under acceptances	1,157		1,110
Accrued interest receivable	37,819		38,168
Premises and equipment (net of accumulated depreciation and amortization of $11,688 in 2012 and $17,881 in 2011)	12,808		6,673
Derivative financial instruments used for hedging - receivable	19,239	[3]	4,159	[3]
Other assets	14,580		18,412
Total assets	6,756,396		6,360,032
Liabilities and stockholders' equity
Noninterest-bearing - Demand	580		680
Interest-bearing - Demand	131,295		66,906
Time	2,185,385		2,235,920
Total deposits	2,317,260		2,303,506
Trading liabilities	32,304		5,584
Securities sold under repurchase agreement	158,374		377,002
Short-term borrowings	1,449,023		1,323,466
Acceptances outstanding	1,157		1,110
Accrued interest payable	17,943		11,790
Borrowings and long-term debt	1,905,540		1,487,548
Derivative financial instruments used for hedging - payable	11,747	[3]	53,742	[3]
Reserve for losses on off-balance sheet credit risk	4,841		8,887
Other liabilities	28,348		22,568
Total liabilities	5,926,537		5,595,203
Redeemable noncontrolling interest	3,384		5,547
Stockholders' equity:
Additional paid-in capital in excess of assigned value of common stock	121,419		130,177
Capital reserves	95,210		95,210
Retained earnings	422,048		372,644
Accumulated other comprehensive loss	(730)		(3,112)
Treasury Stock Value	91,452		115,617
Total stockholders' equity	826,475		759,282
Total liabilities and stockholders' equity	6,756,396		6,360,032
Class A common stock [Member]
Stockholders' equity:
Common stock	44,407		44,407
Common Class B [Member]
Stockholders' equity:
Common stock	20,683		20,683
Common Class E [Member]
Stockholders' equity:
Common stock	$ 214,890		$ 214,890

[1]	The carrying value of loans is net of the Allowance for loan losses of $73.0 million for December 31, 2012.
[2]	The carrying value of loans is net of the Allowance for loan losses of $88.5 million for December 31, 2011.
[3]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.

Consolidated balance sheets [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest-bearing deposits in banks, pledged deposits	$ 14,519	$ 23,994
Trading assets, pledged securities to creditors	1,262	18,988
Securities available-for-sale, pledged securities to creditors	152,340	375,492
Securities held-to-maturity, fair value	34,149	26,637
Securities held-to-maturity, pledged securities to creditors	19,453	17,486
Premises and equipment, accumulated depreciation and amortization	$ 11,688	$ 17,881
Class A common stock [Member]
Common stock, no par value	$ 0	$ 0
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	40,000,000	40,000,000
Common stock, outstanding	6,342,189	6,342,189
Common Class B [Member]
Common stock, no par value	$ 0	$ 0
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	40,000,000	40,000,000
Common stock, outstanding	2,531,926	2,531,926
Common Class E [Member]
Common stock, no par value	$ 0	$ 0
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	100,000,000	100,000,000
Common stock, outstanding	29,271,067	28,257,827

Consolidated statements of income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest income:
Deposits with banks	$ 1,876		$ 1,351		$ 839
Trading assets	69		1,758		3,133
Investment securities:
Available-for-sale	5,675		10,780		8,188
Held-to-maturity	721		880		285
Investment fund	880		2,341		2,198
Loans	183,216		140,317		104,835
Total interest income	192,437		157,427		119,478
Interest expense:
Deposits	12,944		8,818		8,531
Investment fund	109		323		963
Short-term borrowings	20,673		15,753		8,058
Borrowings and long-term debt	53,734		29,823		27,423
Total interest expense	87,460		54,717		44,975
Net interest income	104,977		102,710		74,503
Reversal of provision (provision) for loan losses	8,343	[1]	(8,841)	[1]	(9,091)	[1]
Net interest income, after reversal of provision (provision) for loan losses	113,320		93,869		65,412
Other income (expense):
Reversal of provision for losses on off-balance sheet credit risk	4,046		4,448		13,926
Fees and commissions, net	10,021		10,619		9,811
Derivative financial instruments and hedging	71		2,923		(1,446)
Recoveries, net of impairment of assets	0		(57)		233
Net gain on sale of securities available-for-sale	6,030		3,413		2,346
Net gain (loss) on foreign currency exchange	(10,525)		4,269		1,870
Gain on sale of premises and equipment	5,626		0		0
Other income, net	2,986		1,059		1,279
Net other income	36,500		40,494		16,421
Operating expenses:
Salaries and other employee expenses	33,171		27,825		22,251
Depreciation and amortization of premises and equipment	2,269		2,139		2,471
Professional services	4,053		4,151		3,977
Maintenance and repairs	1,936		1,634		1,615
Expenses from the investment fund	2,953		4,372		3,996
Other operating expenses	11,432		9,966		7,908
Total operating expenses	55,814		50,087		42,218
Net income from continuing operations	94,006		84,276		39,615
Net income (loss) from discontinued operations	(681)		(420)		206
Net income (loss)	93,325		83,856		39,821
Net income (loss) attributable to the redeemable noncontrolling interest	293		676		(2,423)
Net income attributable to Bladex	93,032		83,180		42,244
Amounts attributable to Bladex:
Net income from continuing operations	93,713		83,600		42,038
Net income (loss) from discontinued operations	(681)	[2]	(420)	[2]	206	[2]
Net income attributable to Bladex	93,032		83,180		42,244
Earnings per share from continuing operations:
Basic (in dollars per share)	$ 2.48		$ 2.26		$ 1.15
Diluted (in dollars per share)	$ 2.47		$ 2.25		$ 1.14
Earnings (loss) per share from discontinued operations:
Basic (in dollars per share)	$ (0.02)		$ (0.01)		$ 0.01
Diluted (in dollars per share)	$ (0.02)		$ (0.01)		$ 0.01
Earnings per share:
Basic (in dollars per share)	$ 2.46		$ 2.25		$ 1.15
Diluted (in dollars per share)	$ 2.45		$ 2.24		$ 1.15
Weighted average basic shares (in shares)	37,824		36,969		36,647
Weighted average diluted shares (in shares)	37,938	[3]	37,145	[3]	36,814	[3]
Investment fund trading [Member]
Other income (expense):
Fees and commissions, net	2,588		2,832		3,106
Net gain (loss) from trading	7,011		20,314		(7,995)
Trading Securities [Member]
Other income (expense):
Net gain (loss) from trading	$ 11,234		$ (6,494)		$ (3,603)

[1]	It includes releases of specific reserves for $7,931 thousand during 2012, $1,600 thousand during 2011, and $1,031 thousand during 2010.
[2]	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
[3]	As of December 31, 2011 and 2010, weighted average options of 72,053 and 760,284, respectively, were excluded from the computation of diluted earnings per share because the option's exercise price was greater than the average quoted market price of the Bank's common stock. As of December 31, 2012, the computation of earnings per share did not exclude any weighted average options.

Consolidated statements of comprehensive income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 93,325	$ 83,856	$ 39,821
Other comprehensive income (loss)
Unrealized gains arising from the year	8,436	4,095	2,325
Less: reclassification adjustments for net gains included in net income	(5,775)	(2,079)	(2,825)
Net change in unrealized gains (losses) on securities available for sale	2,661	2,016	(500)
Unrealized gains (losses) on derivative financial instruments:
Unrealized gains arising from the year	5,699	1,097	1,391
Less: reclassification adjustments for net (gains) losses included in net income	(5,427)	960	(1,172)
Net change in unrealized gains on derivative financial instruments	272	2,057	219
Foreign currency translation adjustment, net of hedges:
Current year change	(735)	(744)	0
Change in foreign currency translation adjustment	(735)	(744)	0
Other comprehensive income (loss)	2,198	3,329	(281)
Comprehensive income	95,523	87,185	39,540
Comprehensive income (loss) attributable to the redeemable noncontrolling interest	109	676	(2,423)
Comprehensive income attributable to Bladex	$ 95,414	$ 86,509	$ 41,963

Consolidated statements of changes in stockholders' equity and redeemable noncontrolling interest (USD $) In Thousands	Common stock	Additional paid-in capital in excess of assigned value of common stock	Capital reserves	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Redeemable noncontrolling interest	Total
Balance at Dec. 31, 2009	$ 279,980	$ 134,820	$ 95,210	$ 301,389	$ (6,160)	$ (129,602)	$ 34,900	$ 675,637
Net income (loss)	0	0	0	42,244	0	0	(2,423)	42,244
Redeemable noncontrolling interest - subscriptions	0	0	0	0	0	0	9,900	0
Redeemable noncontrolling interest - redemptions	0	0	0	0	0	0	(23,427)	0
Other comprehensive income (loss)	0	0	0	0	(281)	0	0	(281)
Compensation cost - stock options and stock units plans	0	2,099	0	0	0	0	0	2,099
Issuance of restricted stock	0	(909)	0	0	0	909	0	0
Exercised options and stock units vested	0	(2,195)	0	0	0	3,029	0	834
Repurchase of common stock "Class E"	0	0	0	0	0	(3)	0	(3)
Dividends declared	0	0	0	(23,480)	0	0	0	(23,480)
Balance at Dec. 31, 2010	279,980	133,815	95,210	320,153	(6,441)	(125,667)	18,950	697,050
Net income (loss)	0	0	0	83,180	0	0	676	83,180
Redeemable noncontrolling interest - subscriptions	0	0	0	0	0	0	531	0
Redeemable noncontrolling interest - redemptions	0	0	0	0	0	0	(14,610)	0
Other comprehensive income (loss)	0	0	0	0	3,329	0	0	3,329
Compensation cost - stock options and stock units plans	0	2,311	0	0	0	0	0	2,311
Issuance of restricted stock	0	(609)	0	0	0	609	0	0
Exercised options and stock units vested	0	(5,340)	0	0	0	9,441	0	4,101
Dividends declared	0	0	0	(30,689)	0	0	0	(30,689)
Balance at Dec. 31, 2011	279,980	130,177	95,210	372,644	(3,112)	(115,617)	5,547	759,282
Beginning Balance at Dec. 31, 2011								5,547
Net income (loss)	0	0	0	93,032	0	0	293	93,032
Redeemable noncontrolling interest - subscriptions	0	0	0	0	0	0	1,773	0
Redeemable noncontrolling interest - redemptions	0	0	0	0	0	0	(4,045)	0
Other comprehensive income (loss)	0	0	0	0	2,382	0	(184)	2,382
Compensation cost - stock options and stock units plans	0	2,271	0	0	0	0	0	2,271
Issuance of restricted stock	0	(771)	0	0	0	771	0	0
Exercised options and stock units vested	0	(10,258)	0	0	0	23,394	0	13,136
Dividends declared	0	0	0	(43,628)	0	0	0	(43,628)
Balance at Dec. 31, 2012	$ 279,980	$ 121,419	$ 95,210	$ 422,048	$ (730)	$ (91,452)	$ 3,384	$ 826,475

Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 93,325		$ 83,856		$ 39,821
Adjustments to reconcile net income to net cash provided by operating activities:
Activities of derivative financial instruments and hedging	(47,678)		17,177		(6,498)
Depreciation and amortization of premises and equipment	2,269		2,139		2,471
Provision (reversal of provision) for loan losses	(8,343)	[1]	8,841	[1]	9,091	[1]
Reversal of provision for losses on off-balance sheet credit risk	4,046		4,448		13,926
Impairment loss on assets	0		57		0
Net gain on sale of securities available-for-sale	(6,030)		(3,413)		(2,346)
Gain on sale of premises and equipment	(5,626)		0		0
Compensation cost - compensation plans	2,271		2,311		2,099
Amortization of premium and discounts on investments	3,075		6,912		7,597
Net decrease (increase) in operating assets:
Trading assets	14,338		29,766		(135)
Investment fund	14,537		46,866		30,284
Accrued interest receivable	349		(7,058)		(5,549)
Other assets	3,786		(7,498)		(24,409)
Net increase (decrease) in operating liabilities:
Trading liabilities	26,720		1,647		786
Accrued interest payable	6,153		1,706		(1,207)
Other liabilities	2,250		1,126		30,747
Net change from discontinued operating activities	(256)		200		213
Net cash provided by operating activities	97,094		180,187		69,039
Cash flows from investing activities:
Net decrease (increase) in pledged deposits	9,475		(7,919)		6,507
Net decrease (increase) in deposits with original maturities greater than three months	30,000		(30,000)		0
Net increase in loans	(909,019)		(901,103)		(1,308,935)
Proceeds from the sale of loans	146,211		9,261		20,000
Acquisition of equipment and leasehold improvements	(10,823)		(2,220)		(1,281)
Proceeds from the sale of premises and equipment	8,023		0		0
Proceeds from the redemption of securities available-for-sale	15,277		19,484		33,074
Proceeds from the sale of securities available-for-sale	254,772		264,997		151,267
Proceeds from the redemption of securities held to maturity	7,050		13,500		0
Purchases of investments available-for-sale	(39,982)		(364,993)		(93,009)
Purchases of investments held-to-maturity	(14,811)		(7,050)		(33,196)
Net change from discontinued investing activities	(3)		(88)		(12)
Net cash used in investing activities	(503,830)		(1,006,131)		(1,225,585)
Cash flows from financing activities:
Net increase in due to depositors	13,754		482,581		564,679
Net increase (decrease) in short-term borrowings and securities sold under repurchase agreements	(93,071)		340,141		961,195
Proceeds from borrowings and long-term debt	817,827		824,139		212,960
Repayments of borrowings and long-term debt	(399,835)		(411,731)		(528,207)
Dividends paid	(39,714)		(29,505)		(22,720)
Subscriptions of redeemable noncontrolling interest	1,773		531		9,900
Redemptions of redeemable noncontrolling interest	(4,045)		(14,610)		(23,427)
Exercised stock options	13,136		4,101		834
Repurchase of common stock	0		0		(3)
Net cash provided by financing activities	309,825		1,195,647		1,175,211
Effect of exchange rate fluctuations on cash and cash equivalents	(68)		(852)		0
Net increase (decrease) in cash and cash equivalents	(96,979)		368,851		18,665
Cash and cash equivalents at beginning of the year	789,490		420,639		401,974
Cash and cash equivalents at end of the year	692,511		789,490		420,639
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	$ 81,307		$ 54,717		$ 46,182

[1]	It includes releases of specific reserves for $7,931 thousand during 2012, $1,600 thousand during 2011, and $1,031 thousand during 2010.

Organization	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
1.	Organization

Banco Latinoamericano de Comercio Exterior, S. A. (“Bladex Head Office” and together with its subsidiaries “Bladex” or the “Bank”), headquartered in Panama City, Republic of Panama, is a specialized supranational bank established to finance trade in Latin America and the Caribbean (the “Region”). The Bank was established pursuant to a May 1975 proposal presented to the Assembly of Governors of Central Banks in the Region, which recommended the creation of a multinational organization to increase the foreign trade financing capacity of the Region. The Bank was organized in 1977, incorporated in 1978 as a corporation pursuant to the laws of the Republic of Panama, and officially initiated operations on January 2, 1979. Under a contract signed in 1978 between the Republic of Panama and Bladex, the Bank was granted certain privileges by the Republic of Panama, including an exemption from payment of income taxes in Panama.

The Bank operates under a general banking license issued by the National Banking Commission of Panama, predecessor of the Superintendency of Banks of Panama (the “SBP”).

In the Republic of Panama, banks are regulated by the SBP through Executive Decree No. 52 of April 30, 2008, which adopts the text of the Law Decree No. 9 of February 26, 1998, modified by the Law Decree No. 2 of February 22, 2008. Banks are also regulated by resolutions and agreements issued by this entity. The main aspects of this law and its regulations include: the authorization of banking licenses, minimum capital and liquidity requirements, consolidated supervision, procedures for management of credit and market risks, measures to prevent money laundering, the financing of terrorism and related illicit activities, and procedures for banking intervention and liquidation, among others.

Bladex Head Office’s subsidiaries are the following:

-	Bladex Holdings Inc., is a wholly owned subsidiary, incorporated under the laws of the State of Delaware, United States of America (USA), on May 30, 2000. Bladex Holdings Inc. exercises control over Bladex Asset Management Inc., incorporated on May 24, 2006, under the laws of the State of Delaware, USA, which serves as investment manager for Bladex Offshore Feeder Fund (the “Feeder”) and Bladex Capital Growth Fund (the “Fund”). In February 2012, Bladex Asset Management Inc., was registered with the Securities and Exchange Commission (“SEC”) as an investment adviser. On September 8, 2009, Bladex Asset Management Inc. was registered as a foreign entity in the Republic of Panama, to establish a branch in Panama, which is mainly engaged in providing administrative and operating services to Bladex Asset Management Inc. in USA.

-	The Feeder is an entity in which Bladex Head office owns 98.06% and 95.84% as of December 31, 2012 and 2011, respectively. The Feeder was incorporated on February 21, 2006 under the laws of the Cayman Islands, and invests substantially all its assets in the Fund, which is also incorporated under the laws of the Cayman Islands. The Feeder and the Fund are registered with the Cayman Island Monetary Authority (“CIMA”), under the Mutual Funds Law of the Cayman Islands. The objective of the Fund is to achieve capital appreciation by investing in Latin American debt securities, stock indexes, currencies, and trading derivative instruments.

-	Bladex Representacao Ltda., incorporated under the laws of Brazil on January 7, 2000, acts as the Bank’s representative office in Brazil. Bladex Representacao Ltda. is 99.999% owned by Bladex Head Office and the remaining 0.001% owned by Bladex Holdings Inc.

-	Bladex Investimentos Ltda. was incorporated under the laws of Brazil on May 3, 2011. Bladex Head Office owns 99% of Bladex Investimentos Ltda. and Bladex Holdings Inc. owns the remaining 1%. This company has invested substantially all its assets in Bladex Latam Fundo de Investimento Multimercado, which was also incorporated under the laws of Brazil on July 26, 2011.

The objective of Bladex Latam Fundo de Investimento Multimercado (the “Brazilian Fund”) is to achieve capital gains by dealing in the interest, currency, securities, commodities and debt markets, and by trading instruments available in the spot and derivative markets. Bladex Latam Fundo de Investimento Multimercado is registered with the Brazilian Securities Commission (“CVM”). This fund is a variable interest entity (“VIE”), and has been consolidated in these consolidated financial statements. As of December 31, 2012 and 2011, Bladex Investimentos Ltda. holds 82.90% and 91.99%, respectively, of the Brazilian Fund’s net asset value.

-	BLX Brazil Ltd., was incorporated under the laws of the Cayman Islands on October 5, 2010. Bladex Head Office owns 99.80% of BLX Brazil Ltd. In turn, BLX Brazil Ltd. owns 99.9999% of Bladex Asset Management Brazil – Gestora de Recursos Ltda. and Bladex Asset Management Inc. owns the remaining 0.0001%. Bladex Asset Management Brazil – Gestora de Recursos Ltda. was incorporated under the laws of Brazil on January 6, 2011, and provides investment advisory services to Bladex Latam Fundo de Investimento Multimercado.

Bladex Head Office has an agency in New York City, USA (the “New York Agency”), which began operations on March 27, 1989. The New York Agency is principally engaged in financing transactions related to international trade, mostly the confirmation and financing of letters of credit for customers of the Region. The New York Agency is also licensed by the State of New York Banking Department, USA, to operate an International Banking Facility (“IBF”).

The Bank has representative offices in Buenos Aires, Argentina, in Mexico City, D.F. and Monterrey, Mexico, in Porto Alegre, Brazil, in Lima, Peru, in Bogota, Colombia, and an international administrative office in Miami, Florida, USA.

Bladex Head Office owns 50% of the equity shares of BCG PA LLC, a company incorporated under the laws of the State of Delaware, USA. This company owns “Class C” shares of the Fund that entitle it to receive a performance allocation on third-party investments in the Feeder and in the Fund.

Clavex LLC, a former subsidiary of Bladex Holdings, was dissolved on April 7, 2011, and its net assets were transferred to its controlling entity. Clavex S. A., a former subsidiary of Bladex Head Office, was dissolved on August 30, 2011, and its net assets were transferred to its Head Office.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	Summary of significant accounting policies

a)	Basis of presentation

These consolidated financial statements have been prepared under accounting principles generally accepted in the United States of America (“U.S. GAAP”). All amounts presented in the consolidated financial statements and notes are expressed in dollars of the United Stated of America (“US$”), which is the Bank’s functional currency. The accompanying consolidated financial statements have been translated from Spanish to English for users outside of the Republic of Panama.

The Accounting Standards Codification (the “ASC”) issued by the Financial Accounting Standards Board (the “FASB”) constitute the single official source of authoritative, non-governmental GAAP, other than guidance issued by the Securities and Exchange Commission (“SEC”). All other literature is considered non-authoritative.

b)	Principles of consolidation

The consolidated financial statements include the accounts of Bladex Head Office and its subsidiaries. Bladex Head Office consolidates its subsidiaries in which it holds a controlling financial interest. The usual condition for a controlling financial interest is ownership of a majority voting interest. All intercompany balances and transactions have been eliminated for consolidation purposes.

When Bladex holds an interest in investment companies under the “Feeder-Master” structure where the Feeder’s shareholding is diluted and such entity is registered as a mutual fund with a regulatory body, it is considered an investment company. In those cases, the Feeder, and thereby Bladex indirectly, consolidates its participation in the Fund in one line item in the balance sheet, as required by the specialized accounting in the ASC Topic 946 - Financial Services – Investment Companies.

c)	Variable interest entities

Variable interest entities (“VIE”) are entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest. Investors that finance the VIE through debt or equity interests or other counterparties that provide other forms of support, such as guarantees, or certain types of derivative contracts, are variable interest holders in the entity.

The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. The Bank would be deemed to have a controlling financial interest and be the primary beneficiary if it has both of the following characteristics:

-	power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and
-	obligation to absorb losses of the entity that could potentially be significant to the VIE or right to receive benefits from the entity that could potentially be significant to the VIE.

d)	Equity method

Investments in companies in which Bladex Head Office exercises significant influence, but not control over its financial and operating policies, and holds an equity participation of at least 20% but not more than 50%, are initially accounted for at cost, which is subsequently adjusted to record the participation of the investment in gains (losses) of the investee after the acquisition date.

e)	Specialized accounting for investment companies

The Feeder and the Fund are organized under a “Feeder-Master” structure. Under this structure, the Feeder invests all its assets in the Fund which in turn invests in various assets on behalf of its investor. Specialized accounting for investment companies requires the Feeder to reflect its investment in the Fund in a single line item equal to its proportionate share of the net assets of the Fund, regardless of the level of Feeder’s interest in the Fund. The Feeder records the Fund’s results by accounting for its participation in the net interest income and expenses of the Fund, as well as its participation in the realized and unrealized gains or losses of the Fund.

As permitted by ASC Topic 810-10-25-15 – Consolidation, when Bladex consolidates its investment in the Feeder, it retains the specialized accounting for investment companies applied by the Feeder in the Fund, reporting it within the “Investment fund” line item in the consolidated balance sheet, and presenting the third party investments in the Feeder in the “Redeemable noncontrolling interest” line item between liabilities and stockholders’ equity. The Bank reports interest income and expense from the Fund in the Investment fund line item within interest income and expense, realized and unrealized gains and losses in the “Net gain (loss) from investment fund trading” line item, and expenses from the Fund are reported in “Expenses from the investment fund” line item in the consolidated statements of income.

f)	Use of estimates

The preparation of the consolidated financial statements requires Management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Material estimates that are particularly susceptible to significant changes relate to the determination of the allowances for credit losses, impairment of securities available-for-sale and held-to-maturity, and the fair value of financial instruments. Actual results could differ from those estimates. Management believes these estimates are adequate.

g)	Cash equivalents

Cash equivalents include demand deposits in banks and interest-bearing deposits in banks with original maturities of three months or less, excluding pledged deposits.

h)	Repurchase agreements

Repurchase agreements are generally treated as collateralized financing transactions. When the criteria set forth in the following paragraph are met to account for the transaction as secured financing, the transaction is recorded at the amounts at which the securities will be subsequently reacquired including interest paid, as specified in the respective agreements. Interest is recognized in the consolidated statement of income over the life of the transaction. The fair value of securities to be repurchased is continuously monitored, and additional collateral is obtained or provided where appropriate, to protect against credit exposure.

The Bank’s policy is to relinquish possession of the securities sold under agreements to repurchase. Despite such relinquishment of possession, repurchase agreements qualify as secured financings if and only if all of the following conditions are met: the repurchase agreement must grant the transferor the right and obligation to repurchase or redeem the transferred financial assets; the assets to be repurchased are the same or substantially the same as those transferred; the agreement is to repurchase or redeem them before maturity, at a fixed and determinable price; and the agreement is entered into concurrently at the transfer date.

When repurchase agreements do not meet the above-noted conditions, they qualify as sales of securities, for which the related security is removed from the balance sheet and a forward purchase agreement is recognized for the obligation to repurchase the security. Changes in fair value of the forward purchase agreement as well as any gain or loss resulting from the sale of securities under repurchase agreements are reported in earnings of the period within net gain (loss) from trading securities.

i)	Trading assets and liabilities

Trading assets and liabilities include bonds acquired for trading purposes, and receivables (unrealized gains) and payables (unrealized losses) related to derivative financial instruments which are not designated as hedges or which do not qualify for hedge accounting. These amounts include the derivative assets and liabilities net of cash received or paid, respectively, under legally enforceable master netting agreements.

Trading assets and liabilities are carried at fair value. Unrealized and realized gains and losses on trading assets and liabilities are recorded in earnings as net gain (loss) from trading securities.

j)	Investment securities

Securities are classified at the date of purchase based on the ability and intent to sell or hold them as investments. These securities consist of debt securities such as: negotiable commercial paper, bonds and floating rate notes.

Interest on securities is recognized based on the interest method. Amortization of premiums and discounts are included in interest income as an adjustment to the yield.

Securities available-for-sale

These securities consist of debt instruments that the Bank buys with the intention of selling them prior to maturity and are subject to the same approval criteria as the rest of the credit portfolio. These securities are carried at fair value. Unrealized gains and losses are reported as net increases or decreases to other comprehensive income (loss) (OCI) in stockholders’ equity until they are realized. Realized gains and losses from the sale of securities which are included in net gain on sale of securities are determined using the specific identification method.

Securities held-to-maturity

Securities classified as held-to-maturity represent securities that the Bank has the ability and the intent to hold until maturity. These securities are carried at amortized cost and are subject to the same approval criteria as the rest of the credit portfolio.

Impairment of securities

The Bank conducts periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other-than-temporary. Impairment of securities is evaluated considering numerous factors, and their relative significance varies case by case. Factors considered in determining whether unrealized losses are temporary include: the length of time and extent to which the fair value has been less than cost, the severity of the impairment, the cause of the impairment and the financial condition of the issuer, activity in the market of the issuer which may indicate adverse credit conditions, the intent and ability of the Bank to retain the security for a sufficient period of time to allow of an anticipated recovery in the market value (with respect to equity securities) and the intent and probability of the Bank to sell the security before the recovery of its amortized cost (with respect to debt securities). If, based on the analysis, it is determined that the impairment is other-than-temporary, the security is written down to its fair value, and a loss is recognized through earnings as impairment loss on assets.

In cases where the Bank does not intend to sell a debt security and estimates that it will not be required to sell the security before the recovery of its amortized cost basis, the Bank periodically estimates if it will recover the amortized cost of the security through the present value of expected cash flows. If the present value of expected cash flows is less than the amortized cost of the security, it is determined that an other-than-temporary impairment has occurred. The amount of this impairment representing credit loss is recognized through earnings and the residual of the other-than-temporary impairment related to non-credit factors is recognized in other comprehensive income (loss).

In periods subsequent to the recognition of the other-than-temporary impairment, the difference between the new amortized cost and the expected cash flows to be collected is accreted as interest income. The present value of the expected cash flows is estimated over the life of the debt security.

The other-than-temporary impairment of securities held-to-maturity that has been recognized in other comprehensive income (loss) is accreted to the amortized cost of the debt security prospectively over its remaining life.

Interest accrual is suspended on securities that are in default, or on which it is likely that future interest payments will not be received as scheduled.

k)	Investment Fund

The Feeder records its investment in the Fund at fair value, which is the Feeder’s proportionate interest in the net assets of the Fund. The Fund invests in trading assets and liabilities that are carried at fair value. The Fund reports trading gains and losses from negotiation of these instruments as realized and unrealized gains and losses on investments.

l)	Other investments

Other investments that mainly consist of unlisted stock are recorded at cost and are included in other assets. The Bank determined that it is not practicable to obtain the fair value of these investments, as these shares are not traded in a secondary market. Performance of these investments is evaluated periodically and declines that are determined to be other-than-temporary are charged to earnings as impairment on assets (See Note 11).

m)	Loans

Loans are reported at their amortized cost considering the principal outstanding amounts net of unearned income, deferred fees and allowance for loan losses. Interest income is recognized using the interest method. The amortization of net unearned income and deferred fees are recognized as an adjustment to the related loan yield using the effective interest method.

Purchased loans are recorded at acquisition cost. The difference between the principal and the acquisition cost of loans, the premiums and discounts, is amortized over the life of the loan as an adjustment to the yield. All other costs related to acquisition of loans are expensed when incurred.

The Bank identifies loans as delinquent when no debt service and/or interest payment has been received for 30 days after such payments were due. The outstanding balance of a loan is considered past due when the total principal balance with one single balloon payment has not been received within 30 days after such payment was due, or when no agreed-upon periodical payment has been received for a period of 90 days after the agreed-upon date.

Loans are placed in a non-accrual status when interest or principal is overdue for 90 days or more, or before if the Bank’s Management believes there is an uncertainty with respect to the ultimate collection of principal or interest. Any interest receivable on non-accruing loans is reversed and charged-off against earnings. Interest on these loans is only recorded as earned when collected. Non-accruing loans are returned to an accrual status when (1) all contractual principal and interest amounts are current; (2) there is a sustained period of repayment performance in accordance with the contractual terms of at least six months; and (3) if in the Bank Management’s opinion the loan is fully collectible.

A modified loan is considered a troubled debt restructuring when the debtor is experiencing financial difficulties and if the restructuring constitutes a concession to the debtor. A concession may include modification of terms such as an extension of maturity date, reduction in the stated interest rate, rescheduling of future cash flows, and reduction in the face amount of the debt or reduction of accrued interest, among others. Marketable securities received in exchange for loans under troubled debt restructurings are initially recorded at fair value, with any gain or loss recorded as a recovery or charge to the allowance, and are subsequently accounted for as securities available-for-sale.

A loan is considered impaired, and also placed on a non-accrual basis, when based on current information and events, it is probable that the Bank will be unable to collect all amounts due according to original contractual terms of the loan agreement.Factors considered by the Bank’s Management in determining impairment include collection status, collateral value, and economic conditions in the borrower’s country of residence. Impaired loans also include those modified loans considered troubled debt restructurings. When current events or available information confirm that specific impaired loans or portions thereof are uncollectible, such impaired loans are charged-off against the allowance for loan losses.

The reserve for losses on impaired loans is determined considering all available evidence, including the present value of expected future cash flows discounted at the loan's original contractual interest rate and/or the fair value of the collateral, if applicable. If the loan’s repayment is dependent on the sale of the collateral, the fair value considers costs to sell.

The Bank maintains a system of internal credit quality indicators. These indicators are assigned depending on several factors which include: profitability, quality of assets, liquidity and cash flows, capitalization and indebtedness, economic environment and positioning, regulatory framework and/or industry, sensitivity scenarios and the quality of debtor’s management and shareholders. A description of these indicators is as follows:

Rating	Classification	Description
1 to 6	Normal	Clients with payment ability to satisfy their financial commitments.
7	Special Mention

Clients exposed to systemic risks specific to the country or the industry in which they are located, facing adverse situations in their operation or financial condition. At this level, access to new funding is uncertain.

8	Substandard

Clients whose primary source of payment (operating cash flow) is inadequate and who show evidence of deterioration in their working capital that does not allow them to satisfy payments on the agreed terms, endangering recovery of unpaid balances.

9	Doubtful

Clients whose operating cash flow continuously shows insufficiency to service the debt on the originally agreed terms. Due to the fact that the debtor presents an impaired financial and economic situation, the likelihood of recovery is low.

10	Unrecoverable	Clients with operating cash flow that does not cover their costs, are in suspension of payments, presumably they will also have difficulties to fulfill possible restructuring agreements, are in a state of insolvency, or have filed for bankruptcy, among others.

In order to maintain a periodical monitoring of the quality of the portfolio, loans with ratings between 1 and 5 are reviewed annually, ratings 6 are reviewed semi-annually, and those with ratings above 6 are reviewed quarterly.

The Bank's lending portfolio is summarized in the following segments: corporations, sovereign, middle-market companies and banking and financial institutions. The distinction between corporations and middle-market companies depends on the client’s level of annual sales in relation to the country risk, among other criteria. Except for the sovereign segment, segments are broken down into state-owned and private.

The Bank's lending policy is applicable to all classes of loans.

n)	Transfer of financial assets

Transfers of financial assets, primarily loans, are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when: (1) the assets have been isolated from the Bank even in bankruptcy or other receivership; (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets; and (3) the Bank does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or does not have the right to cause the assets to be returned. Upon completion of a transfer of assets that satisfies the conditions described above to be accounted for as a sale, the Bank recognizes the assets as sold and records in earnings any gain or loss on the sale. The Bank may retain interest in loans sold in the form of servicing rights. Gains or losses on sale of loans depend in part on the carrying amount of the financial instrument involved in the transfer, and its fair value at the date of transfer.

o)	Allowance for credit losses

The allowance for credit losses is provided for losses derived from the credit extension process, inherent in the loan portfolio and off-balance sheet financial instruments, using the reserve method of providing for credit losses. Additions to the allowance for credit losses are made by debiting earnings. Credit losses are deducted from the allowance, and subsequent recoveries are added. The allowance is also decreased by reversals of the allowance back to earnings. The allowance attributable to loans is reported as a deduction of loans and the allowance for off-balance sheet credit risk, such as, letters of credit and guarantees, is reported as a liability.

The allowance for possible credit losses includes an asset-specific component and a formula-based component. The asset-specific component, or specific allowance, relates to the provision for losses on credits considered impaired and measured on a case-by-case basis. A specific allowance is established when the discounted cash flows (or observable market price of collateral) of the credit is lower than the carrying value of that credit. The formula-based component, or generic allowance, covers the Bank’s performing credit portfolio and is established based in a process that estimates the probable loss inherent in the portfolio, based on statistical analysis and management’s qualitative judgment. The statistical calculation is a product of internal risk classifications, probabilities of default and loss given default. The probability of default is supported by Bladex’s historical portfolio performance complemented by probabilities of default provided by external sources, in view of the greater robustness of this external data for some cases. The loss given default is based on Bladex’s historical losses experience and best practices. The reserve balances, for both on and off-balance sheet credit exposures, are calculated applying the following formula:

Reserves = ∑(E x PD x LGD); where:

-	Exposure (E) = the total accounting balance (on and off-balance sheet) at the end of the period under review.
-	Probabilities of Default (PD) = one-year probability of default applied to the portfolio. Default rates are based on Bladex’s historical portfolio performance per rating category, complemented by Standard & Poor’s (“S&P”) probabilities of default for categories 6, 7 and 8, in view of the greater robustness of S&P data for such cases.
-	Loss Given Default (LGD) = a factor is utilized, based on historical information, same as based on best practices in the banking industry. Management applies judgment and historical loss experience.

Management can also apply complementary judgment to capture elements of prospective nature or loss expectations based on risks identified in the environment that are not necessarily reflected in the historical data.

The allowance policy is applicable to all classes of loans and off-balance sheet financial instruments of the Bank.

p)	Fees and commissions

Loan origination fees, net of direct loan origination costs, are deferred, and the net amount is recognized as revenue over the contractual term of the loans as an adjustment to the yield. These net fees are not recognized as revenue during periods in which interest income on loans is suspended because of concerns about the realization of loan principal or interest. Underwriting fees are recognized as revenue when the Bank has rendered all services to the issuer and is entitled to collect the fee from the issuer, when there are no contingencies related to the fee. Underwriting fees are recognized net of syndicate expenses. In addition, the Bank recognizes credit arrangement and syndication fees as revenue after satisfying certain retention, timing and yield criteria. Fees received in connection with a modification of terms of a troubled debt restructuring are applied as a reduction of the recorded investment in the loan. Fees earned on letters of credit, guarantees and other commitments are amortized using the straight-line method over the life of such instruments.

q)	Premises and equipment

Premises and equipment, including the electronic data processing equipment, are carried at cost less accumulated depreciation and amortization, except land, which was carried at acquisition cost. Depreciation and amortization are charged to operations using the straight-line method, over the estimated useful life of the related asset. The estimated original useful life for furniture and equipment is 3 to 5 years and for improvements is 3 to 15 years. The building was depreciated in a period of 40 years.

The Bank defers the cost of internal-use software that has a useful life in excess of one year in accordance with ASC Topic 350-40 - Intangibles – Goodwill and Other – Internal-Use Software. These costs consist of payments made to third parties related to the use of licenses and installation of both, software and hardware. Subsequent additions, modifications or upgrades to internal-use software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Software maintenance and training costs are expensed in the period in which they are incurred. Capitalized internal use software costs are amortized using the straight-line method over their estimated useful lives, generally consisting of 5 years.

r)	Borrowings and debt

Short and long-term borrowings and debt are accounted for at amortized cost.

s)	Capital reserves

Capital reserves are established as a segregation of retained earnings and are, as such, a form of retained earnings. Even though the constitution of capital reserves is not required by the SBP, their reductions require the approval of the Bank’s Board of Directors and the SBP.

t)	Stock-based compensation and stock options plans

The Bank applies ASC Topic 718 – Compensation - Stock Compensation to account for compensation costs on restricted stock and stock option plans. Compensation cost is based on the grant date fair value of both stock and options and is recognized over the requisite service period of the employee, using the straight-line method. The fair value of each option is estimated at the grant date using a binomial option-pricing model. For the year 2010, the options’ expected term was calculated using the simplified weighted average method because the Bank did not have sufficient historical exercise data to provide for a reasonable basis to estimate expected term.

When options and stock are exercised, the Bank’s policy is to reissue shares from treasury stock.

u)	Derivative financial instruments and hedge accounting

The Bank uses derivative financial instruments for its management of interest rate and foreign exchange risks. Interest rate swap contracts, cross-currency swap contracts and forward foreign exchange contracts have been used to manage interest rate and foreign exchange risks associated with debt securities and borrowings with fixed rates, and loans and borrowings in foreign currency. These contracts can be classified as fair value and cash flow hedges. In addition, forward foreign exchange contracts are used to hedge exposures to changes in foreign currency in subsidiary companies with functional currencies other than US dollar. These contracts are classified as net investment hedges.

The accounting for changes in value of a derivative depends on whether the contract is for trading purposes or has been designated and qualifies for hedge accounting.

Derivatives held for trading purposes include interest rate swap, cross-currency swap, forward foreign exchange and future contracts used for risk management purposes that do not qualify for hedge accounting. The fair value of trading derivatives is reported as trading assets or trading liabilities, as applicable. Changes in realized and unrealized gains and losses and interest from these trading instruments are included in net gain (loss) from trading securities.

Derivatives for hedging purposes primarily include forward foreign exchange contracts and interest rate swap contracts in US dollars and cross-currency swaps. Derivative contracts designated and qualifying for hedge accounting are reported in the consolidated balance sheet as derivative financial instruments used for hedging - receivable and payable, as applicable, and hedge accounting is applied. In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, as well as how effectiveness will be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. Any ineffectiveness must be reported in current-period earnings. The Bank discontinues hedge accounting prospectively in the following situations:

1.	It is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item.
2.	The derivative expires or is sold, terminated or exercised.

3.	The Bank otherwise determines that designation of the derivative as a hedging instrument is no longer appropriate.

The Bank carries all derivative financial instruments in the consolidated balance sheet at fair value. For qualifying fair value hedges, all changes in the fair value of the derivative and the fair value of the item for the risk being hedged are recognized in earnings. If the hedge relationship is terminated, then the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as a yield adjustment. The Bank applies the shortcut method of hedge accounting that does not recognize ineffectiveness in hedges of interest rate swap that meet the requirements of ASC Topic 815-20-25-104. For qualifying cash flow hedges and net investment hedges, the effective portion of the change in the fair value of the derivative is recorded in OCI and recognized in the consolidated statement of income when the hedged cash flows affect earnings. The ineffective portion is recognized in the consolidated statement of income as activities of derivative financial instruments and hedging. If the cash flow hedge relationship is terminated, related amounts in OCI are reclassified into earnings when hedged cash flows occur.

v)	Foreign currency translation

Assets and liabilities of foreign subsidiaries whose local currency is considered their functional currency, are translated into the reporting currency, US dollars, using period-end spot foreign exchange rates. The Bank uses monthly-averaged exchange rates to translate revenues and expenses from local functional currency into US dollars. The effects of those translations adjustments are reported as a component of the Other comprehensive income (loss) in the stockholders’ equity.

Transactions whose terms are denominated in a currency other than the functional currency, including transactions denominated in local currency of the foreign entity with the US dollar as their functional currency, are recorded at the exchange rate prevailing at the date of the transaction. Assets and liabilities in foreign currency are translated into US dollars using period-end spot foreign exchange rates. The effects of translation of monetary assets and liabilities into US dollars are included in current year’s earnings in the Gain (loss) on foreign currency exchange item.

w)	Income taxes

·	Bladex Head Office is exempted from payment of income taxes in Panama in accordance with the contract signed between the Republic of Panama and Bladex.
·	The Feeder, the Fund, and BLX Brazil Ltd. are not subject to income taxes in accordance with the laws of the Cayman Islands. These companies received an undertaking exempting them from taxation of all future profits until March 7, 2026 for the Feeder and the Fund, and until November 23, 2030 for BLX Brazil Ltd.
·	Bladex Representacao Ltda., Bladex Investimentos Ltda., and Bladex Asset Management Brazil – Gestora de Recursos Ltda. are subject to income taxes in Brazil.
·	The New York Agency and Bladex’s subsidiaries incorporated in USA are subject to federal and local taxation in USA based on the portion of income that is effectively connected with its operations in that country.

Such amounts of income taxes have been immaterial to date.

x)	Redeemable noncontrolling interest

ASC Topic 810 - Consolidation requires that a noncontrolling interest, previously referred to as a minority interest, in a consolidated subsidiary be reported as a separate component of equity and the amount of consolidated net income specifically attributable to the noncontrolling interest be presented separately, below net income in the consolidated statement of income.

Furthermore, in accordance with ASC 480-10-S99, equity securities that are redeemable at the option of the holder and not solely within the control of the issuer must be classified outside of equity. The terms of third party investments in the consolidated funds contain a redemption clause which allows the holders the option to redeem their investment at fair value.  Accordingly, the Bank presents the noncontrolling interest between liabilities and stockholders’ equity in the consolidated balance sheets.

Net assets of the Feeder and the Brazilian Fund are measured and presented at fair value, given the nature of their net assets (i.e. represented mainly by cash and investments in securities).  Therefore, when calculating the value of the redeemable noncontrolling interest under ASC Topic 810, such amount is already recorded at its fair value and no further adjustments under ASC 480-10-S99 are necessary.

y)	Earnings per share

Basic earnings per share is computed by dividing the net income attributable to Bladex (the numerator) by the weighted average number of common shares outstanding (the denominator) during the year. Diluted earnings per share measure performance incorporating the effect that potential common shares, such as stock options and restricted stock units outstanding during the same period, would have on net earnings per share. The computation of diluted earnings per share is similar to the computation of basic earnings per share, except for the denominator, which is increased to include the number of additional common shares that would have been issued if the beneficiaries of stock purchase options and other stock plans could exercise their options. The number of potential common shares that would be issued is determined using the treasury stock method.

z)	Recently issued accounting standards

During 2012 and 2011, new accounting standards, modifications, interpretations, and updates to standards (“ASU”), applicable to the Bank, have been issued and are not in effect. These standards establish the following:

ASU 2011-11 – Balance Sheet (Topic 210)

This update requires an entity to disclose information about financial instruments and derivative instruments that are either offset in the balance sheet or subject to enforceable master netting arrangements or similar agreements, irrespective of whether they are offset. Entities are required to disclose both gross and net information about instruments and transactions eligible for offset and instruments and transactions subject to an agreement similar to a master netting arrangement.

This update is effective for interim and annual periods beginning on or after January 1, 2013. Entities should provide the disclosures required by this update retrospectively for all comparative periods presented. The Bank does not anticipate any material impact on its financial statements as a result of those disclosures.

ASU 2012-04 – Technical Corrections and Improvements

The amendments in this update are intended to make minor improvements to the Accounting Standard Codification that are not expected to have a significant effect on current accounting practice. Additionally, these amendments will make the Codification easier to understand and the fair value measurement guidance easier to apply by eliminating inconsistencies and providing needed clarifications.

This update is effective for annual periods beginning on or after December 15, 2012. The Bank is evaluating the potential impact of this update in its financial statements.

Discontinued operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.	Discontinued operations

In the fourth quarter of 2012, the Bank established a plan to divest the operations of the Asset Management unit. The Bank applied discontinued operations accounting to the operations of the Asset Management unit for the year ended December 31, 2012, in accordance with ASC Topic 205-20 – Presentation of Financial Statements – Discontinued Operations. Amounts reported in the consolidated financial statements of income and cash flows for the years ended December 31, 2011 and 2010 have been reclassified to conform to the presentation of discontinued operations in 2012. The reclassification of amounts in the consolidated statements of cash flows for the years 2011 and 2010 did not affect the totals of operating, investing and financing activities. The book value of assets of the Asset Management unit is not significant; so have not been reported as assets held-for-sale in the consolidated balance sheet.

The following table summarizes the operating results of the discontinued operations:

	Year ended December 31
(In thousands of US$)	2012	2011	2010

Other income:
Fees and commissions (1)	2,683	2,942	3,621
Other income	20	-	181
	2,703	2,942	3,802
Operating expenses:
Salaries and other employee expenses	(1,535)	(1,443)	(1,247)
Depreciation and amortization	(21)	(27)	(39)
Professional services	(699)	(731)	(968)
Maintenance and repairs	(7)	(5)	(1)
Other operating expenses	(1,122)	(1,156)	(1,341)
Total operating expenses	(3,384)	(3,362)	(3,596)
Net gain (loss) from discontinued operations	(681)	(420)	206

(1)	Includes management fees from the investment fund for $2,588 thousand, $2,832 thousand, and $3,106 thousand in years 2012, 2011 y 2010, respectively.

Cash and cash equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
4.	Cash and cash equivalents

Cash and cash equivalents are as follows:

	December 31,
(In thousands of US$)	2012	2011

Cash and due from banks	6,718	12,814
Interest-bearing deposits in banks	700,312	830,670
Total	707,030	843,484
Less:
Interest-bearing deposits with original maturities of more than three months	-	30,000
Pledged deposits	14,519	23,994
	692,511	789,490

On December 31, 2012 and 2011, the New York Agency had a pledged deposit with a carrying value of $3.0 million with the New York State Banking Department, as required by law since March 1994. As of December 31, 2012 and 2011, the Bank had pledged deposits of $11.5 million and $21.0 million, respectively, to secure derivative financial instruments transactions and repurchase agreements.

Trading assets and liabilities	12 Months Ended
Dec. 31, 2012
Trading Assets and Liabilities [Abstract]
Trading assets and liabilities
5.	Trading assets and liabilities

The fair value of trading assets and liabilities is as follows:

	December 31,
(In thousands of US$)	2012	2011

Trading assets:
Sovereign bonds	5,146	20,415
Cross-currency interest rate swaps	49	21
Forward foreign exchange	50	-
Future contracts	20	-
Total	5,265	20,436

Trading liabilities:
Interest rate swaps	100	748
Cross-currency interest rate swaps	32,182	4,836
Forward foreign exchange	22	-
Total	32,304	5,584

Sovereign bonds outstanding as of December 31, 2012, 2011 and 2010, have generated gains of $0.1 million during 2012 and 2010, respectively, and loss of $0.7 million during 2011 which have been recorded in earnings.

As of December 31, 2012 and 2011, bonds with a carrying value of $1.3 million and $19.0 million, respectively, secured repurchase agreements accounted for as secured borrowings and derivative financial instruments transactions.

During 2012, 2011 and 2010, the Bank recognized the following gains and losses related to trading derivative financial instruments:

	Year ended December 31,
(In thousands of US$)	2012	2011	2010

Interest rate swaps	(310)	(299)	(2,091)
Cross-currency interest rate swaps	11,537	(4,858)	(1,662)
Credit default swap	-	-	13
Forward foreign exchange	27	93	-
Future contracts	207	(29)	-
Total	11,461	(5,093)	(3,740)

These amounts are reported in the Net gain (loss) from trading securities and Net gain (loss) from the investment fund trading lines in the consolidated statements of income.

In addition to the trading derivative financial instruments, the Bank has hedging derivative financial instruments that are disclosed in Note 21.

As of December 31, 2012 and 2011, trading derivative liabilities include interest rate swap and cross-currency interest rate swap contracts that were previously designated as fair value hedges of securities available-for-sale, and foreign-currency loans and borrowings, respectively that no longer qualify for hedge accounting. Hedge accounting of certain fair value hedges was discontinued during 2012. Adjustments to the carrying value of the hedged underlying transactions are amortized in the interest expense line over the remaining term of these transactions. Changes in the fair value of these derivative instruments after discontinuation of fair value hedge accounting are recorded in Net gain (loss) from trading securities.

As of December 31, 2012 and 2011, information on the nominal amounts of derivative financial instruments held for trading purposes is as follows:

	2012			2011
(In thousands of US$)	Nominal	Fair Value		Nominal	Fair Value
	Amount	Asset	Liability	Amount	Asset	Liability

Interest rate swaps	35,291	-	100	17,000	-	748
Cross-currency interest rate swaps	155,081	49	32,182	85,163	21	4,836
Forward foreign exchange	7,152	50	22	-	-	-
Future contracts	6,896	20	-	139	-	-
Total	204,420	119	32,304	102,302	21	5,584

Investment securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investment securities:
6.	Investment securities

Securities available-for-sale

The amortized cost, related unrealized gross gain (loss) and fair value of securities available-for-sale by country risk and type of debt, are as follows:

	December 31, 2012
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Brazil	13,581	158	-	13,739
Colombia	986	60	-	1,046
Chile	1,967	87	-	2,054
Peru	530	17	-	547
	17,064	322	-	17,386

Sovereign debt:
Brazil	28,783	1,965	-	30,748
Colombia	15,489	-	199	15,290
Chile	1,061	1	-	1,062
Honduras	15,986	224	-	16,210
Mexico	20,553	1,779	-	22,332
Panama	37,845	1,828	-	39,673
Venezuela	39,548	801	33	40,316
	159,265	6,598	232	165,631

Total	176,329	6,920	232	183,017

	December 31, 2011
(In thousands of US$)	Amortized Cost	Unrealized GrossGain	Unrealized Gross Loss	Fair Value

Corporate debt:
Brazil	45,937	152	2,094	43,995
Colombia	28,169	89	-	28,258
Peru	14,916	29	-	14,945
	89,022	270	2,094	87,198
Sovereign debt:
Brazil	44,541	2,401	376	46,566
Colombia	59,204	1,682	230	60,656
Guatemala	5,469	-	19	5,450
Honduras	16,384	-	166	16,218
Mexico	63,094	2,456	62	65,488
Panama	46,796	2,227	61	48,962
Peru	25,487	602	-	26,089
Venezuela	59,291	577	195	59,673
	320,266	9,945	1,109	329,102

Total	409,288	10,215	3,203	416,300

As of December 31, 2012 and 2011, securities available-for-sale with a carrying value of $152.3million and $375.5 million, respectively, were pledged to secure repurchase transactions accounted for as secured financings.

The following table discloses those securities that have had unrealized losses for less than 12 months and for 12 months or longer:

	December 31, 2012
(In thousands of US$)	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses

Sovereign debt	10,188	79	10,009	153	20,197	232
	10,188	79	10,009	153	20,197	232

	December 31, 2011
(In thousands of US$)	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses

Corporate debt	33,366	2,094	-	-	33,366	2,094
Sovereign debt	110,589	1,109	-	-	110,589	1,109
	143,955	3,203	-	-	143,955	3,203

Gross unrealized losses are related mainly to changes in market interest rates and other market factors and not due to underlying credit concerns by the Bank about the issuers. The sovereign debt that shows an unrealized gross loss for more than twelve months relates to a counterparty whose payment performance is and continues to be strong. The price of the bond in question has seen a recovery during 2012. Historically, this counterparty has not failed to perform on its obligations. As of December 31, 2012 the Bank does not intent to sell and will not be required to sell this security available-for-sale showing gross unrealized losses before the recovery of its amortized cost. As a result, the Bank does not consider this exposure to be other-than temporary impaired.

The following table presents the realized gains and losses on sale of securities available-for-sale:

(In thousands of US$)	Year ended December 31,
	2012	2011	2010

Gains	6,141	3,825	2,346
Losses	(111)	(412)	-
Net	6,030	3,413	2,346

The amortized cost and fair value of securities available-for-sale by contractual maturity as of December 31, 2012, are shown in the following table:

(In thousands of US$)	Amortized Cost	Fair Value

Due within 1 year	34,574	34,815
After 1 year but within 5 years	133,298	139,661
After 5 years but within 10 years	8,457	8,541
	176,329	183,017

Securities held-to-maturity

The amortized cost, related unrealized gross gain (loss) and fair value of securities held-to-maturity by country risk and type of debt are as follows:

	December 31, 2012
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Panama	12,660	-	-	12,660

Sovereign debt:
Colombia	13,011	4	3	13,012
Honduras	6,442	9	19	6,432
Panama	2,000	45	-	2,045
	21,453	58	22	21,489

Total	34,113	58	22	34,149

	December 31, 2011
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Panama	7,050	-	-	7,050

Sovereign debt:
Colombia	13,015	40	-	13,055
Honduras	4,471	1	-	4,472
Panama	2,000	60	-	2,060
	19,486	101	-	19,587

Total	26,536	101	-	26,637

Securities that show gross unrealized losseshave had losses for less than 12 months. These losses are related mainly to changes in market interest rates and other market factors and not due to underlying credit concerns by the Bank about the issuers therefore, such losses are considered temporary.

The amortized cost and fair value of securities held-to-maturity by contractual maturity as of December 31, 2012, are shown in the following table:

(In thousands of US$)	Amortized Cost	Fair Value

Due within 1 year	18,960	19,014
After 1 year but within 5 years	15,153	15,135
	34,113	34,149

As of December 31, 2012 and 2011, securities held-to-maturity with a carrying value of $19.4 million and $17.5 million, respectively, were pledged to secure repurchase transactions accounted for as secured financings.

Investment fund	12 Months Ended
Dec. 31, 2012
Investment Income, Net [Abstract]
Investment fund
7.	Investment fund

The balance in the investment fund for $105.9 million as of December 31, 2012 and $120.4million as of December 31, 2011 represents the participation of the Feeder in the net asset value (NAV) of the Fund.

The Fund’s net assets are mainly composed by cash, investments in equity and debt instruments, and derivative financial instruments that are quoted and traded in active markets. For financial instruments for which quoted prices are not available, the Fund uses independent valuations from pricing providers that use valuation models considering market information.

As of December 31, 2012, the Feeder owns 97.95%of the Fund with a total of 79,335.7 shares issued, divided in 839.0 “Class A” shares, 846.4 “Class A1” shares and 77,650.3 “Class B” shares.

As of December 31, 2011, the Feeder owns 98.03% of the Fund with a total of 93,094.3 shares issued, divided in 2,948.0 “Class A” shares, 397.9 “Class A1” shares, 89,040.3 “Class B” shares and 708.1 “Class E1” shares.

The Fund has issued “Class A”, “Class A1”, “Class B”, “Class C”, “Class D”, “Class E” and “Class E1” shares and administrative shares. “Class A”, “Class A1” and “Class B” shares are participating shares in the net gains (losses) of the Fund, and only differ in relation to certain administrative fees. “Class C” and “Class D” shares do not participate in the net gains (losses) of the Fund; they are only entitled to the performance allocation from “Class A”, “Class A1” and “Class B” shares. The “Class E” and “Class E1” shares are not subject to either administrative fees or performance allocation. The Bank owns the Feeder’s and the Fund’s administrative shares.

“Class A”, “Class A1” and “Class E” shares can be redeemed monthly by investors with 30 days’ notice. $100 million of the “Class B” shares can be redeemed starting in 2013.

Loans	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans
8.	Loans

The following table set forth details of the Bank’s loan portfolio:

(In thousands of US$)	December 31,
	2012	2011

Corporations:
Private	2,202,613	2,089,520
State-owned	538,638	232,893
Banking and financial institutions:
Private	1,775,938	1,716,406
State-owned	416,085	447,757
Middle-market companies:
Private	681,912	445,731
Sovereign	100,370	27,266
Total	5,715,556	4,959,573

The composition of the loan portfolio by industry is as follows:

(In thousands of US$)	December 31,
	2012	2011

Banking and financial institutions	2,192,023	2,164,163
Industrial	1,108,223	967,929
Oil and petroleum derived products	894,368	645,875
Agricultural	853,377	730,119
Services	210,925	264,895
Mining	22,122	37,723
Sovereign	100,370	27,266
Others	334,148	121,603
Total	5,715,556	4,959,573

Loans classified by debtor’s credit quality indicators are as follows:

(In thousands of US$)	December 31, 2012
Rating (1)	Corporations		Banking and financial institutions		Middle-market companies	Sovereign	Total
	Private	State-owned	Private	State-owned	Private
1-6	2,202,613	538,638	1,775,938	416,085	681,912	100,370	5,715,556
7	-	-	-	-	-	-	-
8	-	-	-	-	-	-	-
9	-	-	-	-	-	-	-
10	-	-	-	-	-	-	-
Total	2,202,613	538,638	1,775,938	416,085	681,912	100,370	5,715,556

(In thousands of US$)	December 31, 2011
Rating (1)	Corporations		Banking and financial institutions		Middle-market companies	Sovereign	Total
	Private	State-owned	Private	State-owned	Private
1-6	2,057,520	232,893	1,716,406	447,757	445,731	27,266	4,927,573
7	-	-	-	-	-	-	-
8	24,000	-	-	-	-	-	24,000
9	8,000	-	-	-	-	-	8,000
10	-	-	-	-	-	-	-
Total	2,089,520	232,893	1,716,406	447,757	445,731	27,266	4,959,573

(1)	Current ratings as of December 31, 2012 and 2011, respectively.

The remaining loan maturities are summarized as follows:

(In thousands of US$)	December 31,
	2012	2011
Current:
Up to 1 month	1,155,222	395,091
From 1 month to 3 months	1,475,201	1,110,307
From 3 months to 6 months	962,377	1,095,632
From 6 months to 1 year	752,822	767,526
From 1 year to 2 years	662,511	539,077
From 2 years to 5 years	692,884	1,000,486
More than 5 years	14,539	18,654
	5,715,556	4,926,773

Delinquent	-	800

Restructured and impaired:
Current balances with impairment	-	32,000
Past due balances with impairment	-	-
	-	32,000
Total	5,715,556	4,959,573

The following table provides a breakdown of loans by country risk:

(In thousands of US$)	December 31,
	2012	2011
Country:
Argentina	222,159	389,591
Belgium	30,692	-
Brazil	1,773,401	1,852,152
Chile	309,712	376,297
Colombia	450,037	734,213
Costa Rica	196,857	109,263
Dominican Republic	110,688	118,275
Ecuador	173,782	21,676
El Salvador	66,013	21,098
France	59,501	-
Germany	-	5,000
Guatemala	273,051	161,107
Honduras	70,701	45,509
Jamaica	9,772	1,768
Mexico	495,954	416,353
Netherlands	77,336	20,000
Nicaragua	10,169	9,995
Panama	277,144	118,526
Paraguay	27,060	30,286
Peru	841,032	341,784
Spain	9,695	340
Trinidad and Tobago	119,347	76,340
United States	2,925	-
Uruguay	108,528	110,000
	5,715,556	4,959,573

The fixed and floating interest rate distribution of the loan portfolio is as follows:

(In thousands of US$)	December 31,
	2012	2011

Fixed interest rates	3,282,876	2,360,115
Floating interest rates	2,432,680	2,599,458
	5,715,556	4,959,573

As of December 31, 2012 and 2011, 92% and 84%, respectively, of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days.

The following is a summary of information in non-accruing loans, and interest amounts on non-accruing loans:

(In thousands of US$)	December 31,
	2012	2011	2010

Loans in non-accrual status
Private corporations	-	32,000	28,000
Private middle-market companies	-	-	1,002
Total loans in non-accrual status	-	32,000	29,002
Interest which would have been recorded if the loans had not been in a non-accrual status	-	2,325	3,403
Interest income collected on non-accruing loans	2,288	2,375	3,335

An analysis of non-accruing loans with impaired balances as of December 31, 2012 and 2011 is detailed as follows:

(In thousands of US$)	December 31, 2012			2012
	Recorded investment	Unpaid principal balance	Related allowance	Average principal loan balance	Interest income recognized
With an allowance recorded
Private corporations	-	-	-	-	2,288
Total	-	-	-	-	2,288

(In thousands of US$)	December 31, 2011			2011
	Recorded investment	Unpaid principal balance	Related allowance	Average principal loan balance	Interest Income recognized
With an allowance recorded
Private corporations	32,000	32,000	14,800	26,860	2,375
Total	32,000	32,000	14,800	26,860	2,375

As of December 31, 2012 and 2011, there were no impaired loans without related allowance.

As of December 31, 2012 and 2011, the Bank did not have any troubled debt restructurings.

The following table presents an aging analysis of the loan portfolio:

(In thousands of US$)	December 31, 2012
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past Due	Delinquent	Current	Total Loans
Corporations	-	-	-	-	-	-	2,741,251	2,741,251
Banking and financial institutions	-	-	-	-	-	-	2,192,023	2,192,023
Middle-market companies	-	-	-	-	-	-	681,912	681,912
Sovereign	-	-	-	-	-	-	100,370	100,370
Total	-	-	-	-	-	-	5,715,556	5,715,556

(In thousands of US$)	December 31, 2011
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past Due	Delinquent	Current	Total Loans
Corporations	-	-	-	-	-	-	2,322,413	2,322,413
Banking and financial institutions	-	-	-	-	-	-	2,164,163	2,164,163
Middle-market companies	-	-	-	-	-	800	444,931	445,731
Sovereign	-	-	-	-	-	-	27,266	27,266
Total	-	-	-	-	-	800	4,958,773	4,959,573

As of December 31, 2012 and 2011, the Bank has credit transactions in the normal course of business with 29% of its Class “A” and “B” stockholders (see Note 16). All transactions are made based on arm’s-length terms and subject to prevailing commercial criteria and market rates and are subject to all of the Bank’s Corporate Governance and control procedures. As of December 31, 2012 and 2011, approximately 18% and 19%, respectively, of the outstanding loan portfolio is placed with the Bank’s Class “A” and “B” stockholders and their related parties. As of December 31, 2012, the Bank was not directly or indirectly owned or controlled by another corporation or any foreign government, and no Class “A” or “B” shareholder was the registered owner of more than 3.5% of the total outstanding shares of the voting capital stock of the Bank.

During the years 2012, 2011 and 2010, the Bank sold loans with a book value of $146.2 million, $9.3 million and $20 million, respectively, with a net gain of $1,147 thousand, $64 thousand and $201 thousand in 2012, 2011 and 2010, respectively.

Allowance for credit losses	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Allowance for credit losses
9.	Allowance for credit losses

The Bank classifies the allowance for credit losses into two components:

a)	Allowance for loan losses:

(In thousands of US$)	Year ended December 31, 2012
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Balance at beginning of the year	48,865	30,523	8,952	207	88,547
Provision (reversal of provision) for loan losses (1)	(8,887)	(1,704)	1,690	558	(8,343)
Loan recoveries and other	-	17	245	-	262
Loans written-off against the allowance for loan losses	(7,490)	-	-	-	(7,490)
Balance at end of the year	32,488	28,836	10,887	765	72,976

Components:
Generic allowance	32,488	28,836	10,887	765	72,976
Specific allowance	-	-	-	-	-
Total allowance for loan losses	32,488	28,836	10,887	765	72,976

(In thousands of US$)	Year ended December 31, 2011					Year ended December 31, 2010
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Balance at beginning of the year	54,160	18,790	5,265	400	78,615	73,789
Provision (reversal of provision) for loan losses (1)	(5,295)	10,017	4,312	(193)	8,841	9,091
Loan recoveries and other	-	1,716	440	-	2,156	996
Loans written-off against the allowance for loan losses	-	-	(1,065)	-	(1,065)	(5,261)
Balance at end of the year	48,865	30,523	8,952	207	88,547	78,615

Components:
Generic allowance	34,065	30,523	8,952	207	73,747	67,115
Specific allowance	14,800	-	-	-	14,800	11,500
Total allowance for loan losses	48,865	30,523	8,952	207	88,547	78,615

(1) It includes releases of specific reserves for $7,931 thousand during 2012, $1,600 thousand during 2011, and $1,031 thousand during 2010.

Provision (reversal of provision) of generic allowance for credit losses are mostly related to changes in volume and composition of the credit portfolio. The decrease in the generic allowance for loan losses in 2012 was primarily due to an increased exposure in countries, customers and type of transactions with better ratings and a decreased exposure in those with lower ratings.

Following is a summary of loan balances and reserves for loan losses:

(In thousands of US$)	December 31, 2012
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Allowance for loan losses
Generic allowance	32,488	28,836	10,887	765	72,976
Specific allowance	-	-	-	-	-
Total of allowance for loan losses	32,488	28,836	10,887	765	72,976

Loans
Loans with generic allowance	2,741,251	2,192,023	681,912	100,370	5,715,556
Loans with specific allowance	-	-	-	-	-
Total loans	2,741,251	2,192,023	681,912	100,370	5,715,556

(In thousands of US$)	December 31, 2011
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Allowance for loan losses
Generic allowance	34,065	30,523	8,952	207	73,747
Specific allowance	14,800	-	-	-	14,800
Total of allowance for loan losses	48,865	30,523	8,952	207	88,547
Loans
Loans with generic allowance	2,290,413	2,164,163	445,731	27,266	4,927,573
Loans with specific allowance	32,000	-	-	-	32,000
Total loans	2,322,413	2,164,163	445,731	27,266	4,959,573

b)	Reserve for losses on off-balance sheet credit risk:

(In thousands of US$)	Year ended December 31,
	2012	2011	2010

Balance at beginning of the year	8,887	13,335	27,261
Reversal of provision for losses on off-balance sheet credit risk	(4,046)	(4,448)	(13,926)
Balance at end of the year	4,841	8,887	13,335

The reserve for losses on off-balance sheet credit risk reflects the Bank’s Management estimate of probable losses on off-balance sheet credit risk items such as: confirmed letters of credit, stand-by letters of credit, guarantees and credit commitments (see Note 19). The 2012’s decrease in the reserve for losses on off-balance sheet credit risk was primarily due to changes in volume, composition, and risk profile of the portfolio.

Premises and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and equipment
10.	Premises and equipment

A breakdown of cost and accumulated depreciation and amortization for premises and equipment as of December 31, 2012 and 2011 is as follows:

(In thousands of US$)	December 31,
	2012	2011
Land	-	462
Leasehold improvements	7,194	1,646
Building	-	3,750
Furniture and equipment	17,302	18,696
	24,496	24,554
Less: accumulated depreciation and amortization	11,688	17,881
	12,808	6,673

In June 2012, the Bank recorded a gain on sale of premises and equipment of $5.6 million due to the sale of its former head office’s premises. The Bank’s new head office is located in leased premises at Business Park Tower V, in Panama City.

Other assets and other liabilities	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets and Liabilities Disclosure [Text Block]
11.	Other assets and other liabilities

Following is a summary of other assets and other liabilities as of December 31, 2012 and 2011:

Other assets

(In thousands of US$)	December 31,
	2012	2011
Prepaid commissions	10,193	10,357
Accounts receivable	1,749	1,260
Equity investment in a private fund (at cost)	961	1,415
Other	1,677	5,380
	14,580	18,412

Other liabilities

(In thousands of US$)	December 31,
	2012	2011
Accruals and provisions	20,345	14,773
Accounts payable	6,045	5,417
Other	1,958	2,378
	28,348	22,568

Deposits	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Deposits
12.	Deposits

The remaining maturity profile of the Bank’s deposits is as follows:

(In thousands of US$)	December 31,
	2012	2011
Demand	131,875	67,586
Up to 1 month	1,194,102	1,474,088
From 1 month to 3 months	540,619	402,472
From 3 months to 6 months	281,120	196,016
From 6 months to 1 year	152,000	151,800
From 1 year to 2 years	7,000	-
From 2 years to 5 years	10,544	11,544
	2,317,260	2,303,506

The following table presents additional information about deposits:

(In thousands of US$)	December 31,
	2012	2011
Aggregate amounts of time deposits of $100,000 or more	2,185,277	2,233,044
Aggregate amounts of deposits in offices outside Panama	229,170	220,340
Interest expense paid to deposits in offices outside Panama	1,332	983

Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2012
Securities Sold Under Repurchase Agreements [Abstract]
Securities sold under repurchase agreements
13.	Securities sold under repurchase agreements

The Bank’s financing transactions under repurchase agreements amounted to $158.4 million and $377.0 million as of December 31, 2012 and 2011, respectively.

During the years ended December 31, 2012, 2011 and 2010, interest expense related to financing transactions under repurchase agreements totaled $1.7 million, $2.1 million, and $1.5 million, respectively. These expenses are included in the interest expense – borrowings line in the consolidated statements of income.

Short-term borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term borrowings
14.	Short-term borrowings

The breakdown of short-term borrowings due to financial institutions, together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2012	2011
Advances from financial institutions:
At fixed interest rates	1,181,133	1,005,357
At floating interest rates	267,890	318,109
Total short-term borrowings	1,449,023	1,323,466

Average outstanding balance during the year	967,629	1,100,059

Maximum balance at any month-end	1,449,023	1,323,466

Range of fixed interest rates on borrowings in U.S. dollars	0.75% to 1.92%	0.84% to 2.64%

Range of floating interest rates on borrowings in U.S. dollars	1.06% to 1.99%	1.11% to 2.01%

Fixed interest rate on borrowings in Euros	0.70%	2.98%

Fixed interest rate on borrowings in Renminbis	-	6.65%

Floating interest rate on borrowings in Mexican pesos	5.14% to 5.25%	5.70%

Weighted average interest rate at end of the year	1.48%	1.84%
Weighted average interest rate during the year	1.79%	1.22%

The balances of short-term borrowings by currency, is as follows:

	December 31,
(In thousands of US$)	2012	2011

Currency
U.S. dollar	1,365,500	1,181,200
Euro	39,633	38,850
Mexican peso	43,890	93,109
Renminbis	-	10,307
Total	1,449,023	1,323,466

Borrowings and long-term debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Borrowings and long-term debt
15.	Borrowings and long-term debt

Borrowings consist of long-term and syndicated loans obtained from international banks. Debt instruments consist of Euro-Notes and issuances in Latin America. The breakdown of borrowings and long-term debt (original maturity of more than one year), together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2012	2011

Borrowings:
At fixed interest rates with due dates from April 2013 to September 2013	1,435	15,696
At floating interest rates with due dates from January 2013 to September 2014	1,296,785	1,426,237
Total borrowings	1,298,220	1,441,933

Debt:
At fixed interest rates with due dates from November 2014 to April 2017	453,373	45,615
At floating interest rates with due dates in March 2015	153,947	-
Total debt	607,320	45,615

Total borrowings and long-term debt outstanding	1,905,540	1,487,548

Average outstanding balance during the year	1,893,580	1,391,440

Maximum outstanding balance at any month-end	2,152,584	1,548,404

Fixed interest rates on debt in U.S. dollars	3.75%	1.50%

Range of floating interest rates on borrowings in U.S. dollars	0.68% to 2.40%	0.62% to 2.30%

Range of fixed interest rates on borrowings in Mexican pesos	7.60% to 9.90%	7.50% to 9.90%

Range of floating interest rates on borrowings and debt in Mexican pesos	5.50% to 6.34%	5.66% to 6.30%

Fixed interest rate on debt in Peruvian nuevos soles	6.50%	6.50%

Weighted average interest rate at the end of the year	2.92%	2.16%

Weighted average interest rate during the year	2.74%	1.94%

The balances of long-term debt and borrowings by currency, is as follows:

	December 31,
(In thousands of US$)	2012	2011

Currency
U.S. dollar	1,518,592	1,269,575
Mexican peso	338,760	172,358
Peruvian nuevo sol	48,188	45,615
Total	1,905,540	1,487,548

The Bank's funding activities include: (i) Euro Medium Term Note Program (“EMTN”), which may be used to issue notes for up to $2.3 billion, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies. The notes are generally issued in bearer or registered form through one or more authorized financial institutions; (ii) Short-and Long-Term Notes “Certificados Bursatiles” Program (the “Mexico Program”) in the Mexican local market, registered with the Mexican National Registry of Securities maintained by the National Banking and Securities Commission in Mexico (“CNBV”, for its initials in Spanish), for an authorized aggregate principal amount of 10 billion Mexican pesos with maturities from one day to 30 years; (iii) a Program in Peru to issue corporate bonds under a private offer in Peruvian nuevos soles (“PEN”), offered exclusively to institutional investors domiciled in the Republic of Peru, for an maximum aggregate limit of the equivalent of $300 million, with different maturities and interest rate structures.

Some borrowing agreements include various events of default and covenants related to minimum capital adequacy ratios, incurrence of additional liens, and asset sales, as well as other customary covenants, representations and warranties. As of December 31, 2012, the Bank was in compliance with all covenants.

The future remaining maturities of long-term debt and borrowings outstanding as of December 31, 2012, are as follows:

(In thousands of US$)
Due in:	Outstanding

2013	412,151
2014	934,257
2015	153,947
2016	-
2017	405,185
1,905,540

Common stock	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Common stock
16.	Common stock

The Bank’s common stock is divided into four categories:

1)	“Class A”; shares may only be issued to Latin American Central Banks or banks in which the state or other government agency is the majority shareholder.
2)	“Class B”; shares may only be issued to banks or financial institutions.
3)	“Class E”; shares may be issued to any person whether a natural person or a legal entity.
4)	“Class F”; can only be issued to state entities and agencies of non-Latin American countries, including, among others, central banks and majority state-owned banks in those countries, and multilateral financial institutions either international or regional institutions.

The holders of “Class B” shares have the right to convert or exchange their “Class B” shares, at any time, and without restriction, for “Class E” shares, at a rate of one to one.

The following table provides detailed information on the Bank’s common stock activity per class for each of the years in the three-year period ended December 31, 2012:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total

Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2010	6,342,189	2,584,882	27,618,545	-	36,545,616
Conversions	-	(42,861)	42,860	-	(1)
Repurchase of common stock	-	-	(200)	-	(200)
Restricted stock issued - directors	-	-	38,115	-	38,115
Exercised stock options - compensation plans	-	-	82,106	-	82,106
Restricted stock units - vested	-	-	44,904	-	44,904
Outstanding at December 31, 2010	6,342,189	2,542,021	27,826,330	-	36,710,540
Conversions	-	(10,095)	10,095	-	-
Restricted stock issued - directors	-	-	25,541	-	25,541
Exercised stock options - compensation plans	-	-	325,996	-	325,996
Restricted stock units - vested	-	-	69,865	-	69,865
Outstanding at December 31, 2011	6,342,189	2,531,926	28,257,827	-	37,131,942
Conversions	-	-	-	-	-
Restricted stock issued - directors	-	-	32,317	-	32,317
Exercised stock options - compensation plans	-	-	895,674	-	895,674
Restricted stock units - vested	-	-	85,249	-	85,249
Outstanding at December 31, 2012	6,342,189	2,531,926	29,271,067	-	38,145,182

The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

(In thousands, except for share data)	“Class A”		“Class B”		“Class E”
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2010	318,140	10,708	568,010	15,655	4,548,075	103,239	5,434,225	129,602
Repurchase of common stock	-	-	-	-	200	3	200	3
Restricted stock issued - directors	-	-	-	-	(38,115)	(909)	(38,115)	(909)
Exercised stock options - compensation plans	-	-	-	-	(82,106)	(1,958)	(82,106)	(1,958)
Restricted stock units - vested	-	-	-	-	(44,904)	(1,071)	(44,904)	(1,071)
Outstanding at December 31, 2010	318,140	10,708	568,010	15,655	4,383,150	99,304	5,269,300	125,667
Restricted stock issued - directors	-	-	-	-	(25,541)	(609)	(25,541)	(609)
Exercised stock options - compensation plans	-	-	-	-	(325,996)	(7,775)	(325,996)	(7,775)
Restricted stock units - vested	-	-	-	-	(69,865)	(1,666)	(69,865)	(1,666)
Outstanding at December 31, 2011	318,140	10,708	568,010	15,655	3,961,748	89,254	4,847,898	115,617
Restricted stock issued - directors	-	-	-	-	(32,317)	(771)	(32,317)	(771)
Exercised stock options - compensation plans	-	-	-	-	(895,674)	(21,361)	(895,674)	(21,361)
Restricted stock units - vested	-	-	-	-	(85,249)	(2,033)	(85,249)	(2,033)
Outstanding at December 31, 2012	318,140	10,708	568,010	15,655	2,948,508	65,089	3,834,658	91,452

Cash and stock-based compensation plans	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Cash and stock-based compensation plans
17.	Cash and stock-based compensation plans

The Bank established equity compensation plans under which it administers restricted stock, restricted stock units and stock purchase option plans to attract, retain and motivate Directors and top employees and compensate them for their contributions to the growth and profitability of the Bank. Vesting conditions for each of the Bank’s plans are only comprised of specified requisite service periods.

A. 2008 Stock Incentive Plan – Directors and Executives

In February 2008, the Board of Directors of the Bank approved an incentive plan for Directors and Executives allowing the Bank to grant restricted stock, restricted stock units, stock purchase options, and/or other similar compensation instruments. Until the year 2011, the maximum aggregate number of shares which may be issued under this plan was two million “Class E” common shares. During 2012, the Board of Directors of the Bank approved to increase this maximum to three million “Class E” common shares. The 2008 Stock Incentive Plan is administered by the Board of Directors which has the authority in its discretion to select the Directors and Executives to whom the Award may be granted; to determine whether and to what extent awards are granted, and to amend the terms of any outstanding award under this plan.

Restricted stocks are issued at the grant date, but are withheld by the Bank until the vesting date. Restricted stocks are entitled to receive dividends. A restricted stock unit is a grant valued in terms of the Bank’s stock, but no stock is issued at the grant date. Restricted stock units are not entitled to dividends. The Bank issues and delivers common stock at the vesting date of the restricted stock units.

During 2012, 2011 and 2010, the Board of Directors approved the grant of restricted stock to Directors and stock options and restricted stock units to certain Executives of the Bank, as follows:

Restricted stock – Directors

In the years 2012, 2011 and 2010, the Board of Directors granted 32,317, 25,541 and 38,115 “Class E” common shares. The fair value of restricted stock granted was based on the stock closing price in the New York Stock Exchange of the “Class E” shares on July 17, 2012, October 16, 2012, July 15, 2011 and July 9, 2010 and July 10, 2009. Until the year 2011, the restricted stock vested in five years at a rate of 20% each year, beginning the year following the grant date. For grants beginning 2012, the Board of Directors of the Bank established a vesting period of four years, at a rate of 25% each year on the grant’s date anniversary. The fair value of restricted stock granted totaled $714 thousand in 2012, $462 thousand in 2011 and $475 thousand in 2010, of which $428 thousand, $414 thousand and $270 thousand were charged against income during 2012, 2011 and 2010, respectively. The remaining cost pending amortization of $1,326 thousand will be amortized over 3.20 years.

A summary as of December 31, 2012 of the restricted stock granted to Directors during the years 2010, 2011 and 2012 is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2010	62,938	$13.58
Granted	38,115	12.46
Vested	(13,026)	13.80
Outstanding at December 31, 2010	88,027	13.07
Granted	25,541	18.07
Vested	(31,563)	13.14
Outstanding at December 31, 2011	82,005	14.59
Granted	32,317	22.09
Vested	(23,493)	14.35
Outstanding at December 31, 2012	90,829	$17.32
Expected to vest	90,829	$17.32

The fair value of vested stock during the years 2012, 2011 and 2010 was $337 thousand, $415 thousand and $180 thousand, respectively.

Restricted Stock Units and Stock Purchase Options granted to certain Executives

The Board of Directors approved the grant of stock purchase options and restricted stock units to certain Executives of the Bank with a grant date fair value of $3.7 million in 2012, $1.7 million in 2011 and $2.4 million in 2010. In 2012, the distribution of the fair value in restricted stock units and stock purchase options was $3.2 million and $0.5 million, respectively. In the year 2011, the distribution of the fair value in restricted stock units and stock purchase options was $1.5 million and $0.2 million, respectively. In 2010, the distribution of the total grant was 50% in restricted stock units and 50% in stock purchase options.

The Bank grants one “Class E” share per each exercised option or vested restricted stock unit.

Restricted stock units:

The fair value of the stock units was based on the “Class E” stock closing price in the New York Stock Exchange on the grants date. These stock units vest 25% each year on the grant date’s anniversary.

Compensation costs of the restricted stock units are amortized during the period of restriction. Costs charged against income during 2012, 2011 and 2010 due to the amortization of these grants totaled $1,317 thousand, $1,020 thousand and $742 thousand, respectively. The remaining compensation cost pending amortization of $3,076 thousand will be amortized over 2.26 years.

A summary as of December 31, 2012, 2011 and 2010 of the status of the restricted stock units granted to certain Executives and changes during the years 2010, 2011 and 2012 are presented below:

	Stock units	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	166,118	$10.20
Granted	101,496	12.04
Forfeited	-	-
Vested	(44,904)	10.59
Outstanding at December 31, 2010	222,710	10.96
Granted	94,496	15.84
Forfeited	(20,931)	12.63
Vested	(69,865)	11.09
Outstanding at December 31, 2011	226,410	12.80
Granted	181,598	17.52
Forfeited	(54,367)	13.88
Vested	(85,249)	12.31		$578
Outstanding at December 31, 2012	268,392	$15.93	2.11 years	$1,510
Expected to vest	268,392	$15.93		$1,510

The fair value of vested stock during the years 2012, 2011 and 2010 was $1,050 thousand, $775 thousand and $476 thousand, respectively.

Stock purchase options:

The fair value of stock purchase options granted to certain Executives during 2012, 2011 and 2010 was estimated using a binomial option-pricing model for 2012 and 2011 and the “Black-Scholes” option-pricing model for 2010, based on the following factors:

	2012	2011	2010
Weighted average fair value per option	$3.01	$2.92	$2.91
Weighted average expected term, in years	5.50	5.50	4.75
Expected volatility	33.35%	30%	37%
Risk-free rate	0.18% to 1.34%	2.52%	2.32%
Expected dividend	5.30%	4.50%	5.00%

These options expire seven years after the grant date and are exercisable at a rate of 25% each year on the grant date’s anniversary.

Related cost charged against income during 2012, 2011 and 2010 as a result of the amortization of these plans amounted to $485 thousand, $765 thousand and $742 thousand, respectively. The remaining compensation cost pending amortization of $474 thousand will be amortized over a period of 2.04 years. A summary of stock options granted is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	803,994	$11.58
Granted	420,777	13.52
Forfeited	(646)	15.43
Exercised	(82,106)	10.15
Outstanding at December 31, 2010	1,142,019	12.39
Granted	72,053	17.81
Forfeited	(58,067)	12.16
Exercised	(240,439)	12.27
Outstanding at December 31, 2011	915,566	12.87
Granted	182,420	18.93
Forfeited	(231,639)	15.82
Exercised	(442,675)	12.90
Outstanding at December 31, 2012	423,672	$13.83	4.15 years	$3,273
Exercisable	92,316	$12.45	2.12 years	$841
Expected to vest	331,356	$14.22	4.43 years	$2,432

The intrinsic value of exercised options during the years 2012, 2011 and 2010 was $3,375 thousand, $1,322 thousand and $383 thousand, respectively. During the years 2012, 2011 and 2010 the Bank received $5,709 thousand, $2,949 thousand and $834 thousand, respectively, from exercised options.

B. Restricted Stock – Directors (Discontinued)

During 2003, the Board of Directors approved a restricted stock award plan for Directors of the Bank that was amended in 2007 and subsequently terminated in 2008. No grants were made after the 2007’s grant. The restricted stock vests at a rate of 20% each year on the grant date’s anniversary.

Related costs to outstanding restricted stock were charged against income totaled $41 thousand, $87 thousand and $108 thousand in 2012, 2011 and 2010, respectively. As of December 31, 2012, the Bank has no unrecognized compensation costs related to this plan.

A summary as of December 31, 2012 of restricted stock granted to Directors under this plan and changes during 2010, 2011 and 2012 is presented below:

	Shares	Weighted average grant date fair value
Non vested at January 1, 2010	14,673	$20.45
Granted	-	-
Vested	(5,756)	19.95
Non vested at December 31, 2010	8,917	20.77
Granted	-	-
Vested	(5,399)	20.39
Non vested at December 31, 2011	3,518	21.35
Granted	-	-
Vested	(3,518)	21.35
Non vested at December 31, 2012	-	$-
Expected to vest	-	$-

The total fair value of vested stock during the years ended December 31, 2012, 2011 and 2010 was $75 thousand, $110 thousand and $115 thousand, respectively.

C. Stock Option Plan 2006 – Directors and Executives (Discontinued)

The 2006 Stock Option Plan was terminated in 2008. The options granted under this plan expire seven years after the grant date. No grants were made after the 2007’s grant.

Related cost charged against income as a result of the amortization of options granted under this compensation plan amounted to $25 thousand in 2011 and $221 thousand in 2010. As of December 31, 2011, there were no compensation costs pending amortization.

A summary as of December 31, 2012 of the share options granted to Directors and certain Executives and changes during 2010, 2011 and 2012 is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	207,706	$16.34
Forfeited	-	-
Outstanding at December 31, 2010	207,706	16.34
Forfeited	-	-
Exercised	(27,552)	16.34
Outstanding at December 31, 2011	180,154	16.34
Forfeited	-	-
Exercised	(130,350)	16.34
Outstanding at December 31, 2012	49,804	$16.34	1.12 years	$260
Exercisable at December 31, 2012	49,804	$16.34	1.12 years	$260

The intrinsic value of exercised options during the year ended December 31, 2012 and 2011 was $570 thousand and $45 thousand, respectively. During the year ended December 31, 2012 and 2011, the Bank received $2,130 and $450 thousand from exercised options, respectively. All options are available to be exercised as of December 31, 2012.

D. Indexed Stock Option Plan (Discontinued)

During 2004, the Board of Directors approved an indexed stock purchase option plan for Directors and certain executives of the Bank, which was subsequently terminated in April 2006. The indexed stock options expire ten years after the grant date. The exercise price is adjusted based on the change in a customized Latin American general market index. As of December 31, 2012, there was no compensation cost pending amortization. Related costs charged against income amounted to $17 thousand in 2010.

A summary as of December 31, 2012 and changes during the years 2010, 2011 and 2012 of the indexed stock purchase options is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	385,469	$17.46
Forfeited	-	-
Exercised	-	-
Outstanding at December 31, 2010	385,469	17.98
Forfeited	-	-
Expired	(4,100)	11.87
Exercised	(55,433)	12.12
Outstanding at December 31, 2011	325,936	12.86
Forfeited	-	-
Expired	(3,542)	$14.48
Exercised	(322,394)	$16.41
Outstanding at December 31, 2012	-	$-	-	$-
Exercisable at December 31, 2012	-	$-	-	$-

The intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was $1,213 and $235 thousand, respectively. During the years ended December 31, 2012 and 2011, the Bank received $5,292 thousand and $672 thousand, respectively, from exercised options.

E. 1995 and 1999’s Stock Option Plan (Discontinued)

During 1995 and 1999, the Board of Directors approved two stock option plans for employees. Under these plans, stock options were granted at a purchase price equal to the average market value of the common stock at the grant date. One third of the options would have been exercised on each successive year after the grant date and expired on the tenth anniversary after the grant date. These plans were discontinued in 2003; therefore, no additional stock options have been granted.

A summary of the status as of December 31, 2011 of the stock options granted and changes during 2010 and 2011 of these option plans is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)

Outstanding at January 1, 2010	11,735	29.89
Forfeited	-	-
Expired	(3,615)	23.16
Outstanding at December 31, 2010	8,120	32.88
Forfeited	-	-
Expired	(8,120)	32.88
Outstanding at December 31, 2011	-	$-	-	$-

F. Deferred Compensation Plan (the “DC Plan”)

In 1999, the Board of Directors approved the DC Plan, which was subsequently terminated in 2003. The Bank could grant a number of deferred equity units (“DEU”). Eligible employees would vest the DEU after three years of service, and distributions were made on the later of (i) the date the vested DEU were credited to the employee’s account, and (ii) ten years the employee was first credited with DEU. Participating employees received dividends with respect to their unvested deferred equity units. A summary on changes is presented below:

	2012	2011	2010
Outstanding at beginning of year	1,812	17,746	18,755
Exercised	(1,278)	(15,934)	(1,009)
Outstanding at end of year	534	1,812	17,746

Related cost charged against income related to this plan amounted to $1 thousand in 2012 and 2011, and $11 thousand in 2010.

G. Other plans - Expatriate Officer Plan

The Bank sponsors a defined contribution plan for its expatriate top executives based in Panama, which are not eligible to participate in the Panamanian social security system. The Bank’s contributions are determined as a percentage of the annual salaries of top executives eligible for the plan, each contributing an additional amount withheld from their salary. Contributions to this plan are managed by a fund manager through a trust. The executives are entitled to the Bank’s contributions after completing at least three years of service in the Bank. During the years 2012, 2011 and 2010, the Bank charged to salaries expense $131 thousand, $119 thousand and $117 thousand, respectively, that correspond to the Bank’s contributions to this plan. As of December 31, 2012 and 2011, the accumulated liability payable amounted to $198 thousand and $255 thousand, respectively.

Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per share
18.	Earnings per share

The following table presents a reconciliation of the income and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

(In thousands of US$, except per share amounts)	Year ended December 31,
	2012	2011	2010

Net income from continuing operations attributable to Bladex for both basic and diluted EPS	93,713	83,600	42,038

Net income (loss) from discontinued operations	(681)	(420)	206
Net income attributable to Bladex for both basic and diluted EPS	93,032	83,180	42,244

Basic earnings per share from continuing operations	2.48	2.26	1.15
Diluted earnings per share from continuing operations	2.47	2.25	1.14

Basic income (loss) per share from discontinued operations	(0.02)	(0.01)	0.01
Diluted income (loss) per share from discontinued operations	(0.02)	(0.01)	0.01

Basic earnings per share	2.46	2.25	1.15
Diluted earnings per share	2.45	2.24	1.15

Weighted average common shares outstanding - applicable to basic EPS	37,824	36,969	36,647

Weighted average common shares outstanding
applicable to diluted EPS	37,824	36,969	36,647
Effect of dilutive securities (1):
Stock options and restricted stock units plans	114	176	167
Adjusted weighted average common shares outstanding applicable to diluted EPS	37,938	37,145	36,814

(1) As of December 31, 2011 and 2010, weighted average options of 72,053 and 760,284, respectively, were excluded from the computation of diluted earnings per share because the option’s exercise price was greater than the average quoted market price of the Bank’s common stock. As of December 31, 2012, the computation of earnings per share did not exclude any weighted average options.

Financial instruments with off-balance sheet credit risk	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Financial instruments with off-balance sheet credit risk
19.	Financial instruments with off-balance sheet credit risk

In the normal course of business, to meet the financing needs of its customers, the Bank is party to financial instruments with off-balance sheet credit risk. These financial instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated balance sheet. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.

The Bank’s outstanding financial instruments with off-balance sheet credit risk were as follows:

(In thousands of US$)	December 31,
	2012	2011
Confirmed letters of credit	106,415	266,547
Stand-by letters of credit and guarantees - Commercial risk	25,167	18,899
Credit commitments	103,294	75,962
	234,876	361,408

As of December 31, 2012, the remaining maturity profile of the Bank’s outstanding financial instruments with off-balance sheet credit risk is as follows:

(In thousands of US$)
Maturities	Amount
Within 1 year	219,421
From 1 to 2 years	1,000
From 2 to 5 years	13,791
After 5 years	664
234,876

As of December 31, 2012 and 2011 the breakdown of the Bank’s off-balance sheet exposure by country risk is as follows:

(In thousands of US$)
Country:	2012	2011
Argentina	-	92
Bolivia	820	944
Brazil	23,630	41,116
Chile	6,084	12,367
Colombia	9,098	2,396
Costa Rica	1,000	11,661
Dominican Republic	1,535	1,603
Ecuador	79,760	215,272
El Salvador	625	2,025
Guatemala	180	501
Honduras	562	400
Jamaica	-	295
Mexico	27,289	14,677
Panama	58,219	1,801
Paraguay	-	81
Peru	2,843	2,467
Spain	-	9,660
Switzerland	-	500
United States of America	-	21,780
Venezuela	23,231	21,770
	234,876	361,408

Letters of credit and guarantees

The Bank, on behalf of its client base, advises and confirms letters of credit to facilitate foreign trade transactions. When confirming letters of credit, the Bank adds its own unqualified assurance that the issuing bank will pay and that if the issuing bank does not honor drafts drawn on the credit, the Bank will. The Bank provides stand-by letters of credit and guarantees, which are issued on behalf of institutional customers in connection with financing between its customers and third parties. The Bank applies the same credit policies used in its lending process, and once issued the commitment is irrevocable and remains valid until its expiration. Credit risk arises from the Bank's obligation to make payment in the event of a customer’s contractual default to a third party. Risks associated with stand-by letters of credit and guarantees are included in the evaluation of the Bank’s overall credit risk.

Credit commitments

Commitments to extend credit are binding legal agreements to lend to customers. Commitments generally have fixed expiration dates or other termination clauses and require payment of a fee to the Bank. As some commitments expire without being drawn down, the total commitment amounts do not necessarily represent future cash requirements.

Leasehold commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Leasehold commitments
20.	Leasehold commitments

As of December 31, 2012, leasehold commitments are as follows:

(In thousands of US$)
Year
2013	2,330
2014	2,192
2015	2,013
2016	1,678
2017	1,587
Thereafter	17,438
Total minimum payments (1)	27,238

(1) Minimum payments have not been reduced by minimum sublease rentals of $1,318 thousand due in the future under non-cancelable subleases.

The following table presents an analysis of all operating leases:

	2012	2011	2010
Rent expense	2,468	1,403	875
Less: Sublease rentals	(386)	(129)	-
	2,082	1,274	875

Derivative financial instruments for hedging purposes	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments for hedging purposes
21.	Derivative financial instruments for hedging purposes

As of December 31, 2012 and 2011, quantitative information on derivative financial instruments held for hedging purposes is as follows:

	2012			2011
	Nominal	Fair Value (1)		Nominal	Fair Value (1)
(In thousands of US$)	Amount	Asset	Liability	Amount	Asset	Liability
Fair value hedges:
Interest rate swaps	480,000	8,319	6,600	125,000	16	10,317
Cross-currency interest rate swaps	236,866	3,525	4,665	215,107	56	40,574
Cash flow hedges:
Interest rate swaps	-	-	-	20,000	-	512
Cross-currency interest rate swaps	42,001	7,333	23	42,336	3,549	-
Forward foreign exchange	75,733	62	411	53,264	249	2,339
Net investment hedges:
Forward foreign exchange	6,196	-	48	6,036	289	-
Total	840,796	19,239	11,747	461,743	4,159	53,742

Net gain on the ineffective portion of hedging activities (2)	71			2,849

(1) The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.

(2) Gains and losses resulting from ineffectiveness and credit risk in hedging activities are reported within the derivative financial instruments and hedging line in the consolidated statements of income.

The gains and losses resulting from activities of derivative financial instruments and hedging recognized in the consolidated statements of income are presented below:

2012
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	217

Cross-currency interest rate swaps	3,740	Gain (loss) on foreign currency exchange	2,481	-
		Interest income – loans	(564)	-
Forward foreign exchange	1,742	Interest expense - borrowings	(169)	-
	-	Gain (loss) on foreign currency exchange	3,679	-
Total	5,699		5,427	-

Derivatives – net investment hedge
Forward foreign exchange	109	Gain (loss) on foreign currency exchange	-	-
Total	109		-	-

2011
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	987

Cross-currency interest rate swaps	2,270	Gain (loss) on foreign currency exchange	1,958	-

Forward foreign exchange	(2,160)	Interest income – loans	(124)	-
		Interest expense - borrowings	172	-
	-	Gain (loss) on foreign currency exchange	(2,966)	-
Total	1,097		(960)	-

Derivatives – net investment hedge
Forward foreign exchange	289	Gain (loss) on foreign currency exchange	-	-
Total	289		-	-

2010
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	460

Cross-currency interest rate swaps	1,690	Gain (loss) on foreign currency exchange	1,171	-

Forward foreign exchange	(759)	Interest income - loans	(477)	-
	-	Gain (loss) on foreign currency exchange	478	-
Total	1,391		1,172	-

The Bank recognized in earnings the gain (loss) on derivative financial instruments and the gain (loss) of the hedged asset or liability related to qualifying fair value hedges, as follows:

2012
(In thousands of US$)	Classification in statements of income	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(2,982)	4,776	1,794
	Interest expense – borrowings and debt	1,564	(12,022)	(10,458)
	Derivative financial instruments and hedging (ineffectiveness)	59	-	59

Cross-currency interest rate swaps	Interest income – loans	(239)	522	283
	Interest expense – borrowings and debt	8,024	(11,187)	(3,163)
	Derivative financial instruments and hedging (ineffectiveness)	12	-	12
	Gain (loss) on foreign currency exchange	5,873	(6,469)	(596)
		12,311	(24,380)	(12,069)

2011
(In thousands of US$)	Classification in statements of income	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(6,857)	10,266	3,409
	Derivative financial instruments and hedging	74	-	74

Cross-currency interest rate swaps	Derivative financial instruments and hedging (ineffectiveness)	2,849	-	2,849
	Interest income – loans	(33)	55	22
	Interest expense – borrowings	4,352	(7,874)	(3,522)
	Gain (loss) on foreign currency exchange	(17,427)	17,475	48
		(17,042)	19,922	2,880

2010
(In thousands of US$)	Classification in statements of income	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(14,760)	22,000	7,240
	Derivative financial instruments and hedging	419	-	419

Cross-currency interest rate swaps	Derivative financial instruments and hedging (ineffectiveness)	(1,865)	-	(1,865)
	Interest income – loans	(45)	89	44
	Interest expense – borrowings	3,812	(7,046)	(3,234)
	Gain (loss) on foreign currency exchange	7,922	(7,994)	(72)
		(4,517)	7,049	2,532

For control purposes, derivative instruments are recorded at their nominal amount (“notional amount”) in memorandum accounts. Interest rate swaps are made either in a single currency or cross currency for a prescribed period to exchange a series of interest rate flows, which involve fixed for floating interest payments. The Bank also engages in certain foreign exchange trades to serve customers’ transaction needs and to manage the foreign currency risk. All such positions are hedged with an offsetting contract for the same currency. The Bank manages and controls the risks on these foreign exchange trades by establishing counterparty credit limits by customer and by adopting policies that do not allow for open positions in the credit and investment portfolio. The Bank also uses foreign currency exchange contracts to hedge the foreign exchange risk associated with the Bank’s equity investment in a non-U.S. dollar functional currency foreign subsidiary. Derivative and foreign exchange instruments negotiated by the Bank are executed mainly over-the-counter (OTC). These contracts are executed between two counterparties that negotiate specific agreement terms, including notional amount, exercise price and maturity.

The maximum length of time over which the Bank has hedged its exposure to the variability in future cash flows on forecasted transactions is 1.89 years.

The Bank estimates that approximately $42 thousand of gains reported in OCI as of December 31, 2012 related to forward foreign exchange contracts are expected to be reclassified into interest expense as an adjustment to yield of hedged liabilities during the twelve-month period ending December 31, 2013.

The Bank estimates that approximately $82 thousand of losses reported in OCI as of December 31, 2012 related to forward foreign exchange contracts are expected to be reclassified into interest income as an adjustment to yield of hedged loans during the twelve-month period ending December 31, 2013.

Types of Derivatives and Foreign Exchange Instruments

Interest rate swaps are contracts in which a series of interest rate flows in a single currency are exchanged over a prescribed period. The Bank has designated a portion of these derivative instruments as fair value hedges and a portion as cash flow hedges. Cross currency swaps are contracts that generally involve the exchange of both interest and principal amounts in two different currencies. The Bank has designated a portion of these derivative instruments as fair value hedges and a portion as cash flow hedges. Forward foreign exchange contracts represent an agreement to purchase or sell foreign currency at a future date at agreed-upon terms. The Bank has designated these derivative instruments as cash flow hedges and net investment hedges.

In addition to hedging derivative financial instruments, the Bank has derivative financial instruments held for trading purposes that have been disclosed in Note 5.

Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Comprehensive Income (Loss) Note [Text Block]
22.	Accumulated other comprehensive income (loss)

As of December 31, 2012, 2011 and 2010 the breakdown of accumulated other comprehensive income (loss) related to investment securities available-for-sale and derivative financial instruments, and foreign currency translation is as follows:

(In thousands of US$)	Securities available- for-sale	Derivative financial instruments	Foreign currency translation adjustment, net of hedges	Total
Balance as of January 1, 2010	(3,244)	(2,916)	-	(6,160)
Net unrealized gains arising from the year	2,325	1,391	-	3,716
Reclassification adjustment for gains included in net income (1)	(2,825)	(1,172)	-	(3,997)
Balance as of December 31, 2010	(3,744)	(2,697)	-	(6,441)
Net unrealized gains arising from the year	4,095	1,097	-	5,192
Reclassification adjustment for (gains) losses included in net income (1)	(2,079)	960	-	(1,119)
Foreign currency translation adjustment, net	-	-	(744)	(744)
Balance as of December 31, 2011	(1,728)	(640)	(744)	(3,112)
Net unrealized gains arising from the year	8,436	5,699	-	14,135
Reclassification adjustment for gains included in net income (1)	(5,775)	(5,427)	-	(11,202)
Foreign currency translation adjustment, net	-	-	(551)	(551)
Balance as of December 31, 2012	933	(368)	(1,295)	(730)

(1)    Reclassification adjustments include amounts recognized in net income during the current year that had been part of other comprehensive income (loss) in this and previous years.

Fair value of financial instruments	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Financial Instruments Disclosure [Abstract]
Fair value of financial instruments
23.	Fair value of financial instruments

The Bank determines the fair value of its financial instruments using the fair value hierarchy established in ASC Topic 820 - Fair Value Measurements and Disclosure, which requires the Bank to maximize the use of observable inputs (those that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market information obtained from sources independent of the reporting entity) and to minimize the use of unobservable inputs (those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances) when measuring fair value. Fair value is used on a recurring basis to measure assets and liabilities in which fair value is the primary basis of accounting. Additionally, fair value is used on a non-recurring basis to evaluate assets and liabilities for impairment or for disclosure purposes. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Bank uses some valuation techniques and assumptions when estimating fair value. The Bank applied the following fair value hierarchy:

Level 1 – Assets or liabilities for which an identical instrument is traded in an active market, such as publicly-traded instruments or futures contracts.

Level 2 – Assets or liabilities valued based on observable market data for similar instruments, quoted prices in markets that are not active; or other observable inputs that can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 – Assets or liabilities for which significant valuation assumptions are not readily observable in the market; instruments measured based on the best available information, which might include some internally-developed data, and considers risk premiums that a market participant would require.

When determining the fair value measurements for assets and liabilities that are required or permitted to be recorded at fair value, the Bank considers the principal or most advantageous market in which it would transact and considers the assumptions that market participants would use when pricing the asset or liability. When possible, the Bank uses active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Bank uses observable market information for similar assets and liabilities. However, certain assets and liabilities are not actively traded in observable markets and the Bank must use alternative valuation techniques to determine the fair value measurement. The frequency of transactions, the size of the bid-ask spread and the size of the investment are factors considered in determining the liquidity of markets and the relevance of observed prices in those markets.

When there has been a significant decrease in the volume or level of activity for a financial asset or liability, the Bank uses the present value technique which considers market information to determine a representative fair value in usual market conditions.

A description of the valuation methodologies used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such assets and liabilities under the fair value hierarchy is presented below:

Trading assets and liabilities and securities available-for-sale

Trading assets and liabilities are carried at fair value, which is based upon quoted prices when available, or if quoted market prices are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

Securities available for sale are carried at fair value, based on quoted market prices when available, or if quoted market prices are not available, based on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

When quoted prices are available in an active market, available-for-sale securities and trading assets and liabilities are classified in level 1 of the fair value hierarchy. If quoted market prices are not available or they are available in markets that are not active, then fair values are estimated based upon quoted prices of similar instruments, or where these are not available, by using internal valuation techniques, principally discounted cash flows models. Such securities are classified within level 2 of the fair value hierarchy.

Investment fund

The Fund invests in trading assets and liabilities that are carried at fair value, which is based upon quoted market prices when available. For financial instruments for which quoted prices are not available, the Fund uses independent valuations from pricing providers that use their own proprietary valuation models that take into consideration discounted expected cash flows, using market rates commensurate with the credit quality and maturity of the security. These prices are compared to independent valuations from counterparties.

The Fund is not traded in an active market and, therefore, representative market quotes are not readily available. Its fair value is adjusted on a monthly basis based on its financial results, its operating performance, its liquidity and the fair value of its long and short investment portfolio that are quoted and traded in active markets. Such investment is classified within level 2 of the fair value hierarchy.

Derivative financial instruments

The valuation techniques and inputs depend on the type of derivative and the nature of the underlying instrument. Exchange-traded derivatives that are valued using quoted prices are classified within level 1 of the fair value hierarchy.

For those derivative contracts without quoted market prices, fair value is based on internal valuation techniques using inputs that are readily observable and that can be validated by information available in the market. The principal technique used to value these instruments is the discounted cash flows model and the key inputs considered in this technique include interest rate yield curves and foreign exchange rates. These derivatives are classified within level 2 of the fair value hierarchy.

The fair value adjustments applied by the Bank to its derivative carrying values include credit valuation adjustments (“CVA”), which are applied to over-the-counter derivative instruments, in which the base valuation generally discounts expected cash flows using the London Interbank Offered Rate (“LIBOR”) interest rate curves. Because not all counterparties have the same credit risk as that implied by the relevant LIBOR curve, a CVA is necessary to incorporate the market view of both, counterparty credit risk and the Bank’s own credit risk, in the valuation.

Own-credit and counterparty CVA is determined using a fair value curve consistent with the Bank’s or counterparty credit rating. The CVA is designed to incorporate a market view of the credit risk inherent in the derivative portfolio. However, most of the Bank’s derivative instruments are negotiated bilateral contracts and are not commonly transferred to third parties. Derivative instruments are normally settled contractually, or if terminated early, are terminated at a value negotiated bilaterally between the counterparties. Therefore, the CVA (both counterparty and own-credit) may not be realized upon a settlement or termination in the normal course of business. In addition, all or a portion of the CVA may be reversed or otherwise adjusted in future periods in the event of changes in the credit risk of the Bank or its counterparties or due to the anticipated termination of the transactions.

Transfer of financial assets

Gains or losses on sale of loans depend in part on the carrying amount of the financial assets involved in the transfer, and its fair value at the date of transfer. The fair value of instruments is determined based upon quoted market prices when available, or are based on the present value of future expected cash flows using information related to credit losses, prepayment speeds, forward yield curves, and discounted rates commensurate with the risk involved.

Financial instruments measured at fair value on a recurring basis by caption on the consolidated balance sheets using the fair value hierarchy are described below:

	2012
(In thousands of US$)	Quoted market prices in an active market (Level 1)	Internally developed models with significant observable market information (Level 2)	Internally developed models with significant unobservable market information (Level 3)	Total carrying value in the consolidated balance sheets
Assets
Trading assets
Sovereign bonds	5,146	-	-	5,146
Interest rate swap	49	-	-	49
Forward foreign exchange	-	50	-	50
Future contracts	20	-	-	20
Total trading assets	5,215	50	-	5,265

Securities available-for-sale
Corporate debt	17,386	-	-	17,386
Sovereign debt	165,355	276	-	165,631
Total securities available-for-sale	182,741	276	-	183,017
Investment fund	-	105,888	-	105,888
Derivative financial instruments used for hedging - receivable
Interest rate swaps	-	8,319	-	8,319
Cross-currency interest rate swaps	-	10,858	-	10,858
Forward foreign exchange	-	62	-	62
Total derivative financial instruments used for hedging - receivable	-	19,239	-	19,239
Total assets at fair value	187,956	125,453	-	313,409
Liabilities
Trading liabilities
Interest rate swaps	-	100	-	100
Cross-currency interest rate swaps	-	32,182	-	32,182
Forward foreign exchange	-	22	-	22
Total trading liabilities	-	32,304	-	32,304

Derivative financial instruments used for hedging – payable
Interest rate swaps	-	6,600	-	6,600
Cross-currency interest rate swaps	-	4,688	-	4,688
Forward foreign exchange	-	459	-	459
Total derivative financial instruments used for hedging - payable	-	11,747	-	11,747
Total liabilities at fair value	-	44,051	-	44,051

	2011
(In thousands of US$)	Quoted market prices in an active market (Level 1)	Internally developed models with significant observable market information (Level 2)	Internally developed models with significant unobservable market information (Level 3)	Total carrying value in the consolidated balance sheets
Assets
Trading assets
Sovereign bonds	20,415	-	-	20,415
Cross-currency interest rate swaps	-	21	-	21
Total trading assets	20,415	21	-	20,436
Securities available-for-sale
Corporate debt	87,198	-	-	87,198
Sovereign debt	328,544	558	-	329,102
Total securities available-for-sale	415,742	558	-	416,300
Investment fund	-	120,425	-	120,425
Derivative financial instruments - receivable
Interest rate swaps	-	16	-	16
Cross-currency interest rate swaps	-	3,605	-	3,605
Forward foreign exchange	-	538	-	538
Total derivative financial instruments - receivable	-	4,159	-	4,159
Total assets at fair value	436,157	125,163	-	561,320

Liabilities
Trading liabilities
Interest rate swaps	-	748	-	748
Cross-currency interest rate swaps	-	4,836	-	4,836
Total trading liabilities	-	5,584	-	5,584
Derivative financial instruments – payable
Interest rate swaps	-	10,829	-	10,829
Cross-currency interest rate swaps	-	40,574	-	40,574
Forward foreign exchange	-	2,339	-	2,339
Total derivative financial instruments – payable	-	53,742	-	53,742
Total liabilities at fair value	-	59,326	-	59,326

ASC Topic 825 - Financial Instruments requires disclosure of fair value of financial instruments including those assets and liabilities for which the Bank did not elect the fair value option. Bank’s management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are limitations in any estimation technique. The estimated fair value amounts have been measured as of their respective year-ends, and have not been re-expressed or updated subsequent to the dates of these consolidated financial statements. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.

The following information should not be interpreted as an estimate of the fair value of the Bank. Fair value calculations are only provided for a limited portion of the Bank’s financial assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparison of fair value information of the Bank and other companies may not be meaningful for comparative analysis.

The following methods and assumptions were used by the Bank’s management in estimating the fair values of financial instruments whose fair value are not measured on a recurring basis:

Financial instruments with carrying value that approximates fair value

The carrying value of certain financial assets, including cash and due from banks, interest-bearing deposits in banks, customers’ liabilities under acceptances, accrued interest receivable and certain financial liabilities including customer’s demand and time deposits, securities sold under repurchase agreements, accrued interest payable, and acceptances outstanding, as a result of their short-term nature, are considered to approximate fair value.

Securities held-to-maturity

The fair value has been based upon current market quotations, where available. If quoted market prices are not available, fair value has been estimated based upon quoted price of similar instruments, or where these are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

Loans

The fair value of the loan portfolio, including impaired loans, is estimated by discounting future cash flows using the current rates at which loans would be made to borrowers with similar credit ratings and for the same remaining maturities, considering the contractual terms in effect as of December 31 of the relevant period.

Borrowings and short and long-term debt

The fair value of short-term and long-term debt and borrowings is estimated using discounted cash flow analysis based on the current incremental borrowing rates for similar types of borrowing arrangements, taking into account the changes in the Bank’s credit margin.

Commitments to extend credit, stand-by letters of credit, and financial guarantees written

The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements which consider the counterparty risks; which fair value is calculated based on the present value of the premium to be received or a specific allowance for off-balance sheet credit contingencies, whichever is greater.

The following table provides information on the carrying value and estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

(In thousands of US$)	December 31, 2012
	Carrying Value	Fair Value	Quoted market prices in an active market (Level 1)	Internally developed models with significant observable market information (Level 2)	Internally developed models with significant unobservable market information (Level 3)
Financial assets:
Instruments with carrying value that approximates fair value	746,006	746,006	-	746,006	-
Securities held-to-maturity	34,113	34,149	19,444	14,705	-
Loans, net of allowance (1)	5,635,480	5,784,172	-	5,784,172	-
					-
Financial liabilities:
Instruments with carrying value that approximates fair value	2,494,734	2,494,824	-	2,494,824	-
Short-term borrowings	1,449,023	1,453,159	-	1,453,159	-
Borrowings and long-term debt	1,905,540	1,922,544	-	1,922,544	-
Commitments to extend credit, standby letters of credit, and financial guarantees written	5,781	4,841	-	4,841	-

(1) The carrying value of loans is net of the Allowance for loan losses of $73.0 million for December 31, 2012.

(In thousands of US$)	December 31, 2011
	Carrying Value	Fair Value
Financial assets:
Instruments with carrying value that approximates fair value	882,762	882,762
Securities held-to-maturity	26,536	26,637
Loans, net of allowance (1)	4,864,329	4,913,473

Financial liabilities:
Instruments with carrying value that approximates fair value	2,693,408	2,692,832
Short-term borrowings	1,323,466	1,319,350
Borrowings and long-term debt	1,487,548	1,441,919
Commitments to extend credit, standby letters of credit, and financial guarantees written	10,497	9,807

(1) The carrying value of loans is net of the Allowance for loan losses of $88.5 million for December 31, 2011.

Litigation	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Litigation
24.	Litigation

Bladex is not engaged in any litigation that is material to the Bank’s business or, to the best of the knowledge of the Bank’s management that is likely to have an adverse effect on its business, financial condition or results of operations.

Capital adequacy	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Capital adequacy
25.	Capital adequacy

The Banking Law in the Republic of Panama requires banks with general banking license to maintain a total capital adequacy index that shall not be lower than 8% of total assets and off-balance sheet irrevocable contingency transactions, weighted according to their risk; and primary capital equivalent that shall not be less than 4% of its assets and off-balance sheet irrevocable contingency transactions, weighted according to their risk. As of December 31, 2012, the Bank’s capital adequacy ratio is 17% which is in compliance with the capital adequacy ratios required by the Banking Law in the Republic of Panama.

Business segment information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Business segment information
26.	Business segment information

The Bank’s activities are operated and managed in two segments, Commercial and Treasury. The Asset Management unit was discontinued since the fourth quarter of 2012. The segment information reflects this operational and management structure, in a manner consistent with the requirements outlined in ASC Topic 280 - Segment Reporting. The segment results are determined based on the Bank’s managerial accounting process, which assigns consolidated balance sheets, revenue and expense items to each reportable division on a systematic basis.

In 2011, the Bank made the following changes in the measurement methods used to determine segment profit or loss. Current interest expense allocation methodology reflects allocated funding on a matched-funded basis, net of risk adjusted capital by business segment. Current operating expense allocation methodology allocates overhead expenses based on resource consumption by business segment. Prior methodology allocated interest expenses and overhead operating expenses based on the segments average portfolio.

The Bank incorporates net operating income(3) by business segment in order to disclose the revenue and expense items related to its normal course of business, segregating from the net income, the impact of reversals of reserves for loan losses and off-balance sheet credit risk, and recoveries on assets. In addition, the Bank’s net interest income represents the main driver of net operating income; therefore, the Bank presents its interest-earning assets by business segment, to give an indication of the size of business generating net interest income. Interest-earning assets also generate gains and losses on sales, such as for securities available-for-sale and trading assets and liabilities, which are included in net other income, in the Treasury segment. The Bank also discloses its other assets and contingencies by business segment, to give an indication of the size of business that generates net fees and commissions, also included in net other income, in the Commercial Segment.

The Bank believes that the presentation of net operating income provides important supplementary information to investors regarding financial and business trends relating to the Bank’s financial condition and results of operations. These measures exclude the impact of reversals (provisions) for loan losses and reversals (provisions) for losses on off-balance sheet credit risk (together referred to as “reversal (provision) for credit losses”) which Bank’s management considers distort trend analysis.

Net operating income disclosed by the Bank should not be considered a substitute for, or superior to, financial measures calculated differently from similar measures used by other companies. These measures, therefore, may not be comparable to similar measurements used by other companies.

Commercial incorporates all of the Bank’s financial intermediation and fees generated by the commercial portfolio. The commercial portfolio includes book value of loans, selected deposits placed, acceptances and contingencies. Operating income from the Commercial Segment includes net interest income from loans, fee income and allocated operating expenses.

Treasury incorporates deposits in banks and all of the Bank’s trading assets, securities available-for-sale and held-to-maturity, and the balance of the Investment Fund and the assets of the Brazilian Fund. Operating income from the Treasury Segment includes net interest income from deposits with banks, trading securities and securities available-for-sale and held-to-maturity, net interest margin related to the Feeder’s participation in the net interest margin of the Fund, derivative and hedging activities, net gain (loss) from investment fund trading, net gain (loss) from trading securities, net gain on sale of securities available-for-sale, net gain (loss) on foreign currency exchange, and allocated income and operating expenses. Operating income from this segment also includes the net interest margin from the Brazilian Fund, as well as net gain (loss) from trading securities, fee income, and allocated operating expenses from the Brazilian Fund. The Treasury segment information for years 2011 and 2010 includes the results of the Investment Fund and the Brazilian Fund for those years, in order to conform to the presentation of this segment in 2012.

Since the fourth quarter of 2012, the Bank established a plan to divest the operations of the Asset Management unit, which are reported as discontinued operation in the following segment analysis.

The following table provides certain information regarding the Bank’s continuing operations by segment:

Business Segment Analysis (1)

(In thousands of US$)	2012	2011	2010

COMMERCIAL
Interest income	183,365	140,697	104,822
Interest expense	(73,398)	(58,969)	(50,306)
Net interest income	109,967	81,728	54,516
Net other income (2)	12,216	11,001	10,306
Operating expenses	(38,322)	(34,895)	(28,304)
Net operating income (3)	83,861	57,834	36,518
Reversal of provision (provision) for loan and off-balance sheet credit losses	12,389	(4,393)	4,835
Recoveries, net of impairment of assets	-	(57)	233
Net income attributable to Bladex	96,250	53,384	41,586

Commercial assets and contingencies (end of period balances):
Interest-earning assets (4)	5,708,456	4,982,876	4,059,943
Other assets and contingencies (5)	237,077	364,016	382,437
Total interest-earning assets, other assets and contingencies	5,945,533	5,346,892	4,442,380

TREASURY
Interest income	9,072	16,730	14,656
Interest expense	(14,062)	4,252	5,331
Net interest income	(4,990)	20,982	19,987
Net other income (expense) (2)	14,612	25,102	(8,044)
Operating expenses	(17,492)	(15,192)	(13,914)
Net operating income (3)	(7,870)	30,892	(1,971)
Reversal of provision (provision) for loan and off-balance sheet credit losses	-	-	-
Net income (loss)	(7,870)	30,892	(1,971)

Net income (loss) attributable to the redeemable noncontrolling interest	293	676	(2,423)
Net income (loss) attributable to Bladex	(8,163)	30,216	452

Treasury assets and contingencies (end of period balances):
Interest-earning assets (6)	1,035,313	1,397,181	1,040,848
Third party participation	(3,384)	(5,547)	(18,950)
Total interest-earning assets and third participation	1,031,929	1,391,634	1,021,898

(In thousands of US$)	2012	2011	2010
TOTAL
Interest income	192,437	157,427	119,478
Interest expense	(87,460)	(54,717)	(44,975)
Net interest income	104,977	102,710	74,503
Net other income (2)	26,828	36,103	2,262
Operating expenses	(55,814)	(50,087)	(42,218)
Net operating income (3)	75,991	88,726	34,547
Reversal of provision (provision) for loans and off-balance sheet credit losses	12,389	(4,393)	4,835
Recoveries, net of impairment of assets	-	(57)	233
Net income – business segment	88,380	84,276	39,615
Net income (loss) attributable to the redeemable noncontrolling interest	___293	676	(2,423)
Net income attributable to Bladex – business segment	88,087	83,600	42,038
Other income unallocated - Gain on sale of premises and equipment	5,626	-	-
Discontinued operations (Note 3)	(681)	(420)	(206)
Net income attributable to Bladex	93,032	83,180	42,244

Total assets and contingencies (end of period balances):
Interest-earning assets (4 & 6)	6,743,769	6,380,057	5,100,791
Other assets and contingencies (5)	237,077	364,016	382,437
Third party participation	(3,384)	(5,547)	(18,950)
Total interest-earning assets, other assets and contingencies	6,977,462	6,738,526	5,464,278

(1)    The numbers set out in these tables have been rounded and accordingly may not total exactly.

(2)    Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.

Reconciliation of Net other income:
Net other income – business segment	26,828	36,103	2,262
Reversal of provision for losses on off-balance sheet credit risk	4,046	4,448	13,926
Recoveries, net of impairment of assets	-	(57)	233
Gain on sale of premises and equipment	5,626	-	-
Net other income – consolidated financial statements	36,500	40,494	16,421

(3)    Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.

(4)    Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.

(5)    Includes customers’ liabilities under acceptances, letters of credit and guarantees covering commercial and country risk, and credit commitments.

(6)    Includes cash and due from banks, interest-bearing deposits with banks, securities available for sale and held to maturity, trading securities and the balance of the Investment Fund.

Reconciliation of Total assets:
Interest-earning assets – business segment	6,743,769	6,380,057	5,100,791
Allowance for loan losses	(72,976)	(88,547)	(78,615)
Customers’ liabilities under acceptances	1,157	1,110	27,213
Premises and equipment	12,808	6,673	6,532
Accrued interest receivable	37,819	38.168	31,110
Derivative financial instruments used for hedging - receivable	19,239	4,159	2,103
Other assets	14,580	18,412	10,953
Total assets – consolidated financial statements	6,756,396	6,360,032	5,100,087

Geographic information is as follows:

	2012
(In thousands of US$)	Panama	Brazil	United States of America	Cayman Islands	Total
Interest income	173,663	155	17,894	725	192,437
Interest expense	(86,019)	-	(1,332)	(109)	(87,460)
Net interest income	87,644	155	16,562	616	104,977

Long-lived assets:
Premises and equipment, net	12,397	8	403	-	12,808

	2011
(In thousands of US$)	Panama	Brazil	United States of America	Cayman Islands	Total
Interest income	144,491	114	10,595	2,227	157,427
Interest expense	(53,411)	-	(983)	(323)	(54,717)
Net interest income	91,080	114	9,612	1,904	102,710

Long-lived assets:
Premises and equipment, net	6,125	10	538	-	6,673

	2010
(In thousands of US$)	Panama	Brazil	United States of America	Cayman Islands	Total
Interest income	106,673	-	10,607	2,198	119,478
Interest expense	(41,266)	-	(2,746)	(963)	(44,975)
Net interest income	65,407	-	7,861	1,235	74,503

Long-lived assets:
Premises and equipment, net	6,039	-	493	-	6,532

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
27.	Subsequent events

On April 2, 2013, Bladex announced the finalization of its definitive agreement for the sale of its Asset Management Unit. The Asset Management Unit is being sold to Alpha4X Asset Management, LLC (“Alpha4X”), a newly-formed company that is majority-owned by former members of the Asset Management Unit. Bladex will continue to invest in the fund under Alpha4X’s management in its role as anchor investor for a period of up to three years.

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

These consolidated financial statements have been prepared under accounting principles generally accepted in the United States of America (“U.S. GAAP”). All amounts presented in the consolidated financial statements and notes are expressed in dollars of the United Stated of America (“US$”), which is the Bank’s functional currency. The accompanying consolidated financial statements have been translated from Spanish to English for users outside of the Republic of Panama.

The Accounting Standards Codification (the “ASC”) issued by the Financial Accounting Standards Board (the “FASB”) constitute the single official source of authoritative, non-governmental GAAP, other than guidance issued by the Securities and Exchange Commission (“SEC”). All other literature is considered non-authoritative.

Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements include the accounts of Bladex Head Office and its subsidiaries. Bladex Head Office consolidates its subsidiaries in which it holds a controlling financial interest. The usual condition for a controlling financial interest is ownership of a majority voting interest. All intercompany balances and transactions have been eliminated for consolidation purposes.

When Bladex holds an interest in investment companies under the “Feeder-Master” structure where the Feeder’s shareholding is diluted and such entity is registered as a mutual fund with a regulatory body, it is considered an investment company. In those cases, the Feeder, and thereby Bladex indirectly, consolidates its participation in the Fund in one line item in the balance sheet, as required by the specialized accounting in the ASC Topic 946 - Financial Services – Investment Companies.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]
Variable interest entities

Variable interest entities (“VIE”) are entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest. Investors that finance the VIE through debt or equity interests or other counterparties that provide other forms of support, such as guarantees, or certain types of derivative contracts, are variable interest holders in the entity.

The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. The Bank would be deemed to have a controlling financial interest and be the primary beneficiary if it has both of the following characteristics:

-	power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and
-	obligation to absorb losses of the entity that could potentially be significant to the VIE or right to receive benefits from the entity that could potentially be significant to the VIE.

Equity Method Investments, Policy [Policy Text Block]
Equity method

Investments in companies in which Bladex Head Office exercises significant influence, but not control over its financial and operating policies, and holds an equity participation of at least 20% but not more than 50%, are initially accounted for at cost, which is subsequently adjusted to record the participation of the investment in gains (losses) of the investee after the acquisition date.

Investment, Policy [Policy Text Block]
Specialized accounting for investment companies

The Feeder and the Fund are organized under a “Feeder-Master” structure. Under this structure, the Feeder invests all its assets in the Fund which in turn invests in various assets on behalf of its investor. Specialized accounting for investment companies requires the Feeder to reflect its investment in the Fund in a single line item equal to its proportionate share of the net assets of the Fund, regardless of the level of Feeder’s interest in the Fund. The Feeder records the Fund’s results by accounting for its participation in the net interest income and expenses of the Fund, as well as its participation in the realized and unrealized gains or losses of the Fund.

As permitted by ASC Topic 810-10-25-15 – Consolidation, when Bladex consolidates its investment in the Feeder, it retains the specialized accounting for investment companies applied by the Feeder in the Fund, reporting it within the “Investment fund” line item in the consolidated balance sheet, and presenting the third party investments in the Feeder in the “Redeemable noncontrolling interest” line item between liabilities and stockholders’ equity. The Bank reports interest income and expense from the Fund in the Investment fund line item within interest income and expense, realized and unrealized gains and losses in the “Net gain (loss) from investment fund trading” line item, and expenses from the Fund are reported in “Expenses from the investment fund” line item in the consolidated statements of income.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the consolidated financial statements requires Management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Material estimates that are particularly susceptible to significant changes relate to the determination of the allowances for credit losses, impairment of securities available-for-sale and held-to-maturity, and the fair value of financial instruments. Actual results could differ from those estimates. Management believes these estimates are adequate.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash equivalents
Cash equivalents include demand deposits in banks and interest-bearing deposits in banks with original maturities of three months or less, excluding pledged deposits.
Repurchase Agreements, Collateral, Policy [Policy Text Block]
Repurchase agreements

Repurchase agreements are generally treated as collateralized financing transactions. When the criteria set forth in the following paragraph are met to account for the transaction as secured financing, the transaction is recorded at the amounts at which the securities will be subsequently reacquired including interest paid, as specified in the respective agreements. Interest is recognized in the consolidated statement of income over the life of the transaction. The fair value of securities to be repurchased is continuously monitored, and additional collateral is obtained or provided where appropriate, to protect against credit exposure.

The Bank’s policy is to relinquish possession of the securities sold under agreements to repurchase. Despite such relinquishment of possession, repurchase agreements qualify as secured financings if and only if all of the following conditions are met: the repurchase agreement must grant the transferor the right and obligation to repurchase or redeem the transferred financial assets; the assets to be repurchased are the same or substantially the same as those transferred; the agreement is to repurchase or redeem them before maturity, at a fixed and determinable price; and the agreement is entered into concurrently at the transfer date.

When repurchase agreements do not meet the above-noted conditions, they qualify as sales of securities, for which the related security is removed from the balance sheet and a forward purchase agreement is recognized for the obligation to repurchase the security. Changes in fair value of the forward purchase agreement as well as any gain or loss resulting from the sale of securities under repurchase agreements are reported in earnings of the period within net gain (loss) from trading securities.

Trading Assets and Liabilities [Policy Text Block]
Trading assets and liabilities

Trading assets and liabilities include bonds acquired for trading purposes, and receivables (unrealized gains) and payables (unrealized losses) related to derivative financial instruments which are not designated as hedges or which do not qualify for hedge accounting. These amounts include the derivative assets and liabilities net of cash received or paid, respectively, under legally enforceable master netting agreements.

Trading assets and liabilities are carried at fair value. Unrealized and realized gains and losses on trading assets and liabilities are recorded in earnings as net gain (loss) from trading securities.

Marketable Securities, Policy [Policy Text Block]
Investment securities

Securities are classified at the date of purchase based on the ability and intent to sell or hold them as investments. These securities consist of debt securities such as: negotiable commercial paper, bonds and floating rate notes.

Interest on securities is recognized based on the interest method. Amortization of premiums and discounts are included in interest income as an adjustment to the yield.

Securities available-for-sale

These securities consist of debt instruments that the Bank buys with the intention of selling them prior to maturity and are subject to the same approval criteria as the rest of the credit portfolio. These securities are carried at fair value. Unrealized gains and losses are reported as net increases or decreases to other comprehensive income (loss) (OCI) in stockholders’ equity until they are realized. Realized gains and losses from the sale of securities which are included in net gain on sale of securities are determined using the specific identification method.

Securities held-to-maturity

Securities classified as held-to-maturity represent securities that the Bank has the ability and the intent to hold until maturity. These securities are carried at amortized cost and are subject to the same approval criteria as the rest of the credit portfolio.

Impairment of securities

The Bank conducts periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other-than-temporary. Impairment of securities is evaluated considering numerous factors, and their relative significance varies case by case. Factors considered in determining whether unrealized losses are temporary include: the length of time and extent to which the fair value has been less than cost, the severity of the impairment, the cause of the impairment and the financial condition of the issuer, activity in the market of the issuer which may indicate adverse credit conditions, the intent and ability of the Bank to retain the security for a sufficient period of time to allow of an anticipated recovery in the market value (with respect to equity securities) and the intent and probability of the Bank to sell the security before the recovery of its amortized cost (with respect to debt securities). If, based on the analysis, it is determined that the impairment is other-than-temporary, the security is written down to its fair value, and a loss is recognized through earnings as impairment loss on assets.

In cases where the Bank does not intend to sell a debt security and estimates that it will not be required to sell the security before the recovery of its amortized cost basis, the Bank periodically estimates if it will recover the amortized cost of the security through the present value of expected cash flows. If the present value of expected cash flows is less than the amortized cost of the security, it is determined that an other-than-temporary impairment has occurred. The amount of this impairment representing credit loss is recognized through earnings and the residual of the other-than-temporary impairment related to non-credit factors is recognized in other comprehensive income (loss).

In periods subsequent to the recognition of the other-than-temporary impairment, the difference between the new amortized cost and the expected cash flows to be collected is accreted as interest income. The present value of the expected cash flows is estimated over the life of the debt security.

The other-than-temporary impairment of securities held-to-maturity that has been recognized in other comprehensive income (loss) is accreted to the amortized cost of the debt security prospectively over its remaining life.

Interest accrual is suspended on securities that are in default, or on which it is likely that future interest payments will not be received as scheduled.

Investment Fund [Policy Text Block]
Investment Fund

The Feeder records its investment in the Fund at fair value, which is the Feeder’s proportionate interest in the net assets of the Fund. The Fund invests in trading assets and liabilities that are carried at fair value. The Fund reports trading gains and losses from negotiation of these instruments as realized and unrealized gains and losses on investments.

Other Investments [Policy Text Block]
Other investments

Other investments that mainly consist of unlisted stock are recorded at cost and are included in other assets. The Bank determined that it is not practicable to obtain the fair value of these investments, as these shares are not traded in a secondary market. Performance of these investments is evaluated periodically and declines that are determined to be other-than-temporary are charged to earnings as impairment on assets (See Note 11).

Policy Loans Receivable, Policy [Policy Text Block]
Loans

Loans are reported at their amortized cost considering the principal outstanding amounts net of unearned income, deferred fees and allowance for loan losses. Interest income is recognized using the interest method. The amortization of net unearned income and deferred fees are recognized as an adjustment to the related loan yield using the effective interest method.

Purchased loans are recorded at acquisition cost. The difference between the principal and the acquisition cost of loans, the premiums and discounts, is amortized over the life of the loan as an adjustment to the yield. All other costs related to acquisition of loans are expensed when incurred.

The Bank identifies loans as delinquent when no debt service and/or interest payment has been received for 30 days after such payments were due. The outstanding balance of a loan is considered past due when the total principal balance with one single balloon payment has not been received within 30 days after such payment was due, or when no agreed-upon periodical payment has been received for a period of 90 days after the agreed-upon date.

Loans are placed in a non-accrual status when interest or principal is overdue for 90 days or more, or before if the Bank’s Management believes there is an uncertainty with respect to the ultimate collection of principal or interest. Any interest receivable on non-accruing loans is reversed and charged-off against earnings. Interest on these loans is only recorded as earned when collected. Non-accruing loans are returned to an accrual status when (1) all contractual principal and interest amounts are current; (2) there is a sustained period of repayment performance in accordance with the contractual terms of at least six months; and (3) if in the Bank Management’s opinion the loan is fully collectible.

A modified loan is considered a troubled debt restructuring when the debtor is experiencing financial difficulties and if the restructuring constitutes a concession to the debtor. A concession may include modification of terms such as an extension of maturity date, reduction in the stated interest rate, rescheduling of future cash flows, and reduction in the face amount of the debt or reduction of accrued interest, among others. Marketable securities received in exchange for loans under troubled debt restructurings are initially recorded at fair value, with any gain or loss recorded as a recovery or charge to the allowance, and are subsequently accounted for as securities available-for-sale.

A loan is considered impaired, and also placed on a non-accrual basis, when based on current information and events, it is probable that the Bank will be unable to collect all amounts due according to original contractual terms of the loan agreement.Factors considered by the Bank’s Management in determining impairment include collection status, collateral value, and economic conditions in the borrower’s country of residence. Impaired loans also include those modified loans considered troubled debt restructurings. When current events or available information confirm that specific impaired loans or portions thereof are uncollectible, such impaired loans are charged-off against the allowance for loan losses.

The reserve for losses on impaired loans is determined considering all available evidence, including the present value of expected future cash flows discounted at the loan's original contractual interest rate and/or the fair value of the collateral, if applicable. If the loan’s repayment is dependent on the sale of the collateral, the fair value considers costs to sell.

The Bank maintains a system of internal credit quality indicators. These indicators are assigned depending on several factors which include: profitability, quality of assets, liquidity and cash flows, capitalization and indebtedness, economic environment and positioning, regulatory framework and/or industry, sensitivity scenarios and the quality of debtor’s management and shareholders. A description of these indicators is as follows:

Rating	Classification	Description
1 to 6	Normal	Clients with payment ability to satisfy their financial commitments.
7	Special Mention

Clients exposed to systemic risks specific to the country or the industry in which they are located, facing adverse situations in their operation or financial condition. At this level, access to new funding is uncertain.

8	Substandard

Clients whose primary source of payment (operating cash flow) is inadequate and who show evidence of deterioration in their working capital that does not allow them to satisfy payments on the agreed terms, endangering recovery of unpaid balances.

9	Doubtful

Clients whose operating cash flow continuously shows insufficiency to service the debt on the originally agreed terms. Due to the fact that the debtor presents an impaired financial and economic situation, the likelihood of recovery is low.

10	Unrecoverable	Clients with operating cash flow that does not cover their costs, are in suspension of payments, presumably they will also have difficulties to fulfill possible restructuring agreements, are in a state of insolvency, or have filed for bankruptcy, among others.

In order to maintain a periodical monitoring of the quality of the portfolio, loans with ratings between 1 and 5 are reviewed annually, ratings 6 are reviewed semi-annually, and those with ratings above 6 are reviewed quarterly.

The Bank's lending portfolio is summarized in the following segments: corporations, sovereign, middle-market companies and banking and financial institutions. The distinction between corporations and middle-market companies depends on the client’s level of annual sales in relation to the country risk, among other criteria. Except for the sovereign segment, segments are broken down into state-owned and private.

The Bank's lending policy is applicable to all classes of loans.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]
Transfer of financial assets

Transfers of financial assets, primarily loans, are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when: (1) the assets have been isolated from the Bank even in bankruptcy or other receivership; (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets; and (3) the Bank does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or does not have the right to cause the assets to be returned. Upon completion of a transfer of assets that satisfies the conditions described above to be accounted for as a sale, the Bank recognizes the assets as sold and records in earnings any gain or loss on the sale. The Bank may retain interest in loans sold in the form of servicing rights. Gains or losses on sale of loans depend in part on the carrying amount of the financial instrument involved in the transfer, and its fair value at the date of transfer.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for credit losses

The allowance for credit losses is provided for losses derived from the credit extension process, inherent in the loan portfolio and off-balance sheet financial instruments, using the reserve method of providing for credit losses. Additions to the allowance for credit losses are made by debiting earnings. Credit losses are deducted from the allowance, and subsequent recoveries are added. The allowance is also decreased by reversals of the allowance back to earnings. The allowance attributable to loans is reported as a deduction of loans and the allowance for off-balance sheet credit risk, such as, letters of credit and guarantees, is reported as a liability.

The allowance for possible credit losses includes an asset-specific component and a formula-based component. The asset-specific component, or specific allowance, relates to the provision for losses on credits considered impaired and measured on a case-by-case basis. A specific allowance is established when the discounted cash flows (or observable market price of collateral) of the credit is lower than the carrying value of that credit. The formula-based component, or generic allowance, covers the Bank’s performing credit portfolio and is established based in a process that estimates the probable loss inherent in the portfolio, based on statistical analysis and management’s qualitative judgment. The statistical calculation is a product of internal risk classifications, probabilities of default and loss given default. The probability of default is supported by Bladex’s historical portfolio performance complemented by probabilities of default provided by external sources, in view of the greater robustness of this external data for some cases. The loss given default is based on Bladex’s historical losses experience and best practices. The reserve balances, for both on and off-balance sheet credit exposures, are calculated applying the following formula:

Reserves = ∑(E x PD x LGD); where:

-	Exposure (E) = the total accounting balance (on and off-balance sheet) at the end of the period under review.
-	Probabilities of Default (PD) = one-year probability of default applied to the portfolio. Default rates are based on Bladex’s historical portfolio performance per rating category, complemented by Standard & Poor’s (“S&P”) probabilities of default for categories 6, 7 and 8, in view of the greater robustness of S&P data for such cases.
-	Loss Given Default (LGD) = a factor is utilized, based on historical information, same as based on best practices in the banking industry. Management applies judgment and historical loss experience.

Management can also apply complementary judgment to capture elements of prospective nature or loss expectations based on risks identified in the environment that are not necessarily reflected in the historical data.

The allowance policy is applicable to all classes of loans and off-balance sheet financial instruments of the Bank.

Commissions, Policy [Policy Text Block]
Fees and commissions

Loan origination fees, net of direct loan origination costs, are deferred, and the net amount is recognized as revenue over the contractual term of the loans as an adjustment to the yield. These net fees are not recognized as revenue during periods in which interest income on loans is suspended because of concerns about the realization of loan principal or interest. Underwriting fees are recognized as revenue when the Bank has rendered all services to the issuer and is entitled to collect the fee from the issuer, when there are no contingencies related to the fee. Underwriting fees are recognized net of syndicate expenses. In addition, the Bank recognizes credit arrangement and syndication fees as revenue after satisfying certain retention, timing and yield criteria. Fees received in connection with a modification of terms of a troubled debt restructuring are applied as a reduction of the recorded investment in the loan. Fees earned on letters of credit, guarantees and other commitments are amortized using the straight-line method over the life of such instruments.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and equipment

Premises and equipment, including the electronic data processing equipment, are carried at cost less accumulated depreciation and amortization, except land, which was carried at acquisition cost. Depreciation and amortization are charged to operations using the straight-line method, over the estimated useful life of the related asset. The estimated original useful life for furniture and equipment is 3 to 5 years and for improvements is 3 to 15 years. The building was depreciated in a period of 40 years.

The Bank defers the cost of internal-use software that has a useful life in excess of one year in accordance with ASC Topic 350-40 - Intangibles – Goodwill and Other – Internal-Use Software. These costs consist of payments made to third parties related to the use of licenses and installation of both, software and hardware. Subsequent additions, modifications or upgrades to internal-use software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Software maintenance and training costs are expensed in the period in which they are incurred. Capitalized internal use software costs are amortized using the straight-line method over their estimated useful lives, generally consisting of 5 years.

Debt, Policy [Policy Text Block]
Borrowings and debt
Short and long-term borrowings and debt are accounted for at amortized cost.
Capital Reserve [Policy Text Block]
Capital reserves

Capital reserves are established as a segregation of retained earnings and are, as such, a form of retained earnings. Even though the constitution of capital reserves is not required by the SBP, their reductions require the approval of the Bank’s Board of Directors and the SBP.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation and stock options plans

The Bank applies ASC Topic 718 – Compensation - Stock Compensation to account for compensation costs on restricted stock and stock option plans. Compensation cost is based on the grant date fair value of both stock and options and is recognized over the requisite service period of the employee, using the straight-line method. The fair value of each option is estimated at the grant date using a binomial option-pricing model. For the year 2010, the options’ expected term was calculated using the simplified weighted average method because the Bank did not have sufficient historical exercise data to provide for a reasonable basis to estimate expected term.

When options and stock are exercised, the Bank’s policy is to reissue shares from treasury stock.

Derivatives, Methods of Accounting, Hedging Derivatives [Policy Text Block]
Derivative financial instruments and hedge accounting

The Bank uses derivative financial instruments for its management of interest rate and foreign exchange risks. Interest rate swap contracts, cross-currency swap contracts and forward foreign exchange contracts have been used to manage interest rate and foreign exchange risks associated with debt securities and borrowings with fixed rates, and loans and borrowings in foreign currency. These contracts can be classified as fair value and cash flow hedges. In addition, forward foreign exchange contracts are used to hedge exposures to changes in foreign currency in subsidiary companies with functional currencies other than US dollar. These contracts are classified as net investment hedges.

The accounting for changes in value of a derivative depends on whether the contract is for trading purposes or has been designated and qualifies for hedge accounting.

Derivatives held for trading purposes include interest rate swap, cross-currency swap, forward foreign exchange and future contracts used for risk management purposes that do not qualify for hedge accounting. The fair value of trading derivatives is reported as trading assets or trading liabilities, as applicable. Changes in realized and unrealized gains and losses and interest from these trading instruments are included in net gain (loss) from trading securities.

Derivatives for hedging purposes primarily include forward foreign exchange contracts and interest rate swap contracts in US dollars and cross-currency swaps. Derivative contracts designated and qualifying for hedge accounting are reported in the consolidated balance sheet as derivative financial instruments used for hedging - receivable and payable, as applicable, and hedge accounting is applied. In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, as well as how effectiveness will be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. Any ineffectiveness must be reported in current-period earnings. The Bank discontinues hedge accounting prospectively in the following situations:

1.	It is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item.
2.	The derivative expires or is sold, terminated or exercised.

3.	The Bank otherwise determines that designation of the derivative as a hedging instrument is no longer appropriate.

The Bank carries all derivative financial instruments in the consolidated balance sheet at fair value. For qualifying fair value hedges, all changes in the fair value of the derivative and the fair value of the item for the risk being hedged are recognized in earnings. If the hedge relationship is terminated, then the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as a yield adjustment. The Bank applies the shortcut method of hedge accounting that does not recognize ineffectiveness in hedges of interest rate swap that meet the requirements of ASC Topic 815-20-25-104. For qualifying cash flow hedges and net investment hedges, the effective portion of the change in the fair value of the derivative is recorded in OCI and recognized in the consolidated statement of income when the hedged cash flows affect earnings. The ineffective portion is recognized in the consolidated statement of income as activities of derivative financial instruments and hedging. If the cash flow hedge relationship is terminated, related amounts in OCI are reclassified into earnings when hedged cash flows occur.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

Assets and liabilities of foreign subsidiaries whose local currency is considered their functional currency, are translated into the reporting currency, US dollars, using period-end spot foreign exchange rates. The Bank uses monthly-averaged exchange rates to translate revenues and expenses from local functional currency into US dollars. The effects of those translations adjustments are reported as a component of the Other comprehensive income (loss) in the stockholders’ equity.

Transactions whose terms are denominated in a currency other than the functional currency, including transactions denominated in local currency of the foreign entity with the US dollar as their functional currency, are recorded at the exchange rate prevailing at the date of the transaction. Assets and liabilities in foreign currency are translated into US dollars using period-end spot foreign exchange rates. The effects of translation of monetary assets and liabilities into US dollars are included in current year’s earnings in the Gain (loss) on foreign currency exchange item.

Income Tax, Policy [Policy Text Block]
Income taxes

·	Bladex Head Office is exempted from payment of income taxes in Panama in accordance with the contract signed between the Republic of Panama and Bladex.
·	The Feeder, the Fund, and BLX Brazil Ltd. are not subject to income taxes in accordance with the laws of the Cayman Islands. These companies received an undertaking exempting them from taxation of all future profits until March 7, 2026 for the Feeder and the Fund, and until November 23, 2030 for BLX Brazil Ltd.
·	Bladex Representacao Ltda., Bladex Investimentos Ltda., and Bladex Asset Management Brazil – Gestora de Recursos Ltda. are subject to income taxes in Brazil.
·	The New York Agency and Bladex’s subsidiaries incorporated in USA are subject to federal and local taxation in USA based on the portion of income that is effectively connected with its operations in that country.

Such amounts of income taxes have been immaterial to date.

Redeemable Noncontrolling Interest [Policy Text Block]
Redeemable noncontrolling interest

ASC Topic 810 - Consolidation requires that a noncontrolling interest, previously referred to as a minority interest, in a consolidated subsidiary be reported as a separate component of equity and the amount of consolidated net income specifically attributable to the noncontrolling interest be presented separately, below net income in the consolidated statement of income.

Furthermore, in accordance with ASC 480-10-S99, equity securities that are redeemable at the option of the holder and not solely within the control of the issuer must be classified outside of equity. The terms of third party investments in the consolidated funds contain a redemption clause which allows the holders the option to redeem their investment at fair value.  Accordingly, the Bank presents the noncontrolling interest between liabilities and stockholders’ equity in the consolidated balance sheets.

Net assets of the Feeder and the Brazilian Fund are measured and presented at fair value, given the nature of their net assets (i.e. represented mainly by cash and investments in securities).  Therefore, when calculating the value of the redeemable noncontrolling interest under ASC Topic 810, such amount is already recorded at its fair value and no further adjustments under ASC 480-10-S99 are necessary.

Earnings Per Share, Policy [Policy Text Block]
Earnings per share

Basic earnings per share is computed by dividing the net income attributable to Bladex (the numerator) by the weighted average number of common shares outstanding (the denominator) during the year. Diluted earnings per share measure performance incorporating the effect that potential common shares, such as stock options and restricted stock units outstanding during the same period, would have on net earnings per share. The computation of diluted earnings per share is similar to the computation of basic earnings per share, except for the denominator, which is increased to include the number of additional common shares that would have been issued if the beneficiaries of stock purchase options and other stock plans could exercise their options. The number of potential common shares that would be issued is determined using the treasury stock method.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting standards

During 2012 and 2011, new accounting standards, modifications, interpretations, and updates to standards (“ASU”), applicable to the Bank, have been issued and are not in effect. These standards establish the following:

ASU 2011-11 – Balance Sheet (Topic 210)

This update requires an entity to disclose information about financial instruments and derivative instruments that are either offset in the balance sheet or subject to enforceable master netting arrangements or similar agreements, irrespective of whether they are offset. Entities are required to disclose both gross and net information about instruments and transactions eligible for offset and instruments and transactions subject to an agreement similar to a master netting arrangement.

This update is effective for interim and annual periods beginning on or after January 1, 2013. Entities should provide the disclosures required by this update retrospectively for all comparative periods presented. The Bank does not anticipate any material impact on its financial statements as a result of those disclosures.

ASU 2012-04 – Technical Corrections and Improvements

The amendments in this update are intended to make minor improvements to the Accounting Standard Codification that are not expected to have a significant effect on current accounting practice. Additionally, these amendments will make the Codification easier to understand and the fair value measurement guidance easier to apply by eliminating inconsistencies and providing needed clarifications.

This update is effective for annual periods beginning on or after December 15, 2012. The Bank is evaluating the potential impact of this update in its financial statements.

Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Operating Results Of Discontinued Operations [Table Text Block]

The following table summarizes the operating results of the discontinued operations:

	Year ended December 31
(In thousands of US$)	2012	2011	2010

Other income:
Fees and commissions (1)	2,683	2,942	3,621
Other income	20	-	181
	2,703	2,942	3,802
Operating expenses:
Salaries and other employee expenses	(1,535)	(1,443)	(1,247)
Depreciation and amortization	(21)	(27)	(39)
Professional services	(699)	(731)	(968)
Maintenance and repairs	(7)	(5)	(1)
Other operating expenses	(1,122)	(1,156)	(1,341)
Total operating expenses	(3,384)	(3,362)	(3,596)
Net gain (loss) from discontinued operations	(681)	(420)	206

(1)	Includes management fees from the investment fund for $2,588 thousand, $2,832 thousand, and $3,106 thousand in years 2012, 2011 y 2010, respectively.

Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]

Cash and cash equivalents are as follows:

	December 31,
(In thousands of US$)	2012	2011

Cash and due from banks	6,718	12,814
Interest-bearing deposits in banks	700,312	830,670
Total	707,030	843,484
Less:
Interest-bearing deposits with original maturities of more than three months	-	30,000
Pledged deposits	14,519	23,994
	692,511	789,490

Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Trading Assets and Liabilities [Abstract]
Schedule Of Fair Value Of Trading Assets and Liabilities [Table Text Block]

The fair value of trading assets and liabilities is as follows:

	December 31,
(In thousands of US$)	2012	2011

Trading assets:
Sovereign bonds	5,146	20,415
Cross-currency interest rate swaps	49	21
Forward foreign exchange	50	-
Future contracts	20	-
Total	5,265	20,436

Trading liabilities:
Interest rate swaps	100	748
Cross-currency interest rate swaps	32,182	4,836
Forward foreign exchange	22	-
Total	32,304	5,584

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

During 2012, 2011 and 2010, the Bank recognized the following gains and losses related to trading derivative financial instruments:

	Year ended December 31,
(In thousands of US$)	2012	2011	2010

Interest rate swaps	(310)	(299)	(2,091)
Cross-currency interest rate swaps	11,537	(4,858)	(1,662)
Credit default swap	-	-	13
Forward foreign exchange	27	93	-
Future contracts	207	(29)	-
Total	11,461	(5,093)	(3,740)

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

As of December 31, 2012 and 2011, information on the nominal amounts of derivative financial instruments held for trading purposes is as follows:

	2012			2011
(In thousands of US$)	Nominal	Fair Value		Nominal	Fair Value
	Amount	Asset	Liability	Amount	Asset	Liability

Interest rate swaps	35,291	-	100	17,000	-	748
Cross-currency interest rate swaps	155,081	49	32,182	85,163	21	4,836
Forward foreign exchange	7,152	50	22	-	-	-
Future contracts	6,896	20	-	139	-	-
Total	204,420	119	32,304	102,302	21	5,584

Investment securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]

The amortized cost, related unrealized gross gain (loss) and fair value of securities available-for-sale by country risk and type of debt, are as follows:

	December 31, 2012
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Brazil	13,581	158	-	13,739
Colombia	986	60	-	1,046
Chile	1,967	87	-	2,054
Peru	530	17	-	547
	17,064	322	-	17,386

Sovereign debt:
Brazil	28,783	1,965	-	30,748
Colombia	15,489	-	199	15,290
Chile	1,061	1	-	1,062
Honduras	15,986	224	-	16,210
Mexico	20,553	1,779	-	22,332
Panama	37,845	1,828	-	39,673
Venezuela	39,548	801	33	40,316
	159,265	6,598	232	165,631

Total	176,329	6,920	232	183,017

	December 31, 2011
(In thousands of US$)	Amortized Cost	Unrealized GrossGain	Unrealized Gross Loss	Fair Value

Corporate debt:
Brazil	45,937	152	2,094	43,995
Colombia	28,169	89	-	28,258
Peru	14,916	29	-	14,945
	89,022	270	2,094	87,198
Sovereign debt:
Brazil	44,541	2,401	376	46,566
Colombia	59,204	1,682	230	60,656
Guatemala	5,469	-	19	5,450
Honduras	16,384	-	166	16,218
Mexico	63,094	2,456	62	65,488
Panama	46,796	2,227	61	48,962
Peru	25,487	602	-	26,089
Venezuela	59,291	577	195	59,673
	320,266	9,945	1,109	329,102

Total	409,288	10,215	3,203	416,300

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]

The following table discloses those securities that have had unrealized losses for less than 12 months and for 12 months or longer:

	December 31, 2012
(In thousands of US$)	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses

Sovereign debt	10,188	79	10,009	153	20,197	232
	10,188	79	10,009	153	20,197	232

	December 31, 2011
(In thousands of US$)	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses

Corporate debt	33,366	2,094	-	-	33,366	2,094
Sovereign debt	110,589	1,109	-	-	110,589	1,109
	143,955	3,203	-	-	143,955	3,203

Schedule of Realized Gain (Loss) [Table Text Block]

The following table presents the realized gains and losses on sale of securities available-for-sale:

(In thousands of US$)	Year ended December 31,
	2012	2011	2010

Gains	6,141	3,825	2,346
Losses	(111)	(412)	-
Net	6,030	3,413	2,346

Held-to-maturity Securities [Table Text Block]

The amortized cost and fair value of securities available-for-sale by contractual maturity as of December 31, 2012, are shown in the following table:

(In thousands of US$)	Amortized Cost	Fair Value

Due within 1 year	34,574	34,815
After 1 year but within 5 years	133,298	139,661
After 5 years but within 10 years	8,457	8,541
	176,329	183,017

Schedule Of Amortizedcost And Fairvalue And Unrealized Gross Gain Of Held To Maturity Securities [Table Text Block]

The amortized cost, related unrealized gross gain (loss) and fair value of securities held-to-maturity by country risk and type of debt are as follows:

	December 31, 2012
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Panama	12,660	-	-	12,660

Sovereign debt:
Colombia	13,011	4	3	13,012
Honduras	6,442	9	19	6,432
Panama	2,000	45	-	2,045
	21,453	58	22	21,489

Total	34,113	58	22	34,149

	December 31, 2011
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Panama	7,050	-	-	7,050

Sovereign debt:
Colombia	13,015	40	-	13,055
Honduras	4,471	1	-	4,472
Panama	2,000	60	-	2,060
	19,486	101	-	19,587

Total	26,536	101	-	26,637

Schedule Of Amortized Cost Of Securities Held To Maturity [Table Text Block]

The amortized cost and fair value of securities held-to-maturity by contractual maturity as of December 31, 2012, are shown in the following table:

(In thousands of US$)	Amortized Cost	Fair Value

Due within 1 year	18,960	19,014
After 1 year but within 5 years	15,153	15,135
	34,113	34,149

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Disclosure Related To Banks Loan Portfolio Table [Text Block]

The following table set forth details of the Bank’s loan portfolio:

(In thousands of US$)	December 31,
	2012	2011

Corporations:
Private	2,202,613	2,089,520
State-owned	538,638	232,893
Banking and financial institutions:
Private	1,775,938	1,716,406
State-owned	416,085	447,757
Middle-market companies:
Private	681,912	445,731
Sovereign	100,370	27,266
Total	5,715,556	4,959,573

Disclosure Related To Bank's Loan Portfolio By Industry [Table Text Block]

The composition of the loan portfolio by industry is as follows:

(In thousands of US$)	December 31,
	2012	2011

Banking and financial institutions	2,192,023	2,164,163
Industrial	1,108,223	967,929
Oil and petroleum derived products	894,368	645,875
Agricultural	853,377	730,119
Services	210,925	264,895
Mining	22,122	37,723
Sovereign	100,370	27,266
Others	334,148	121,603
Total	5,715,556	4,959,573

Financing Receivable Credit Quality Indicators [Table Text Block]

Loans classified by debtor’s credit quality indicators are as follows:

(In thousands of US$)	December 31, 2012
Rating (1)	Corporations		Banking and financial institutions		Middle-market companies	Sovereign	Total
	Private	State-owned	Private	State-owned	Private
1-6	2,202,613	538,638	1,775,938	416,085	681,912	100,370	5,715,556
7	-	-	-	-	-	-	-
8	-	-	-	-	-	-	-
9	-	-	-	-	-	-	-
10	-	-	-	-	-	-	-
Total	2,202,613	538,638	1,775,938	416,085	681,912	100,370	5,715,556

(In thousands of US$)	December 31, 2011
Rating (1)	Corporations		Banking and financial institutions		Middle-market companies	Sovereign	Total
	Private	State-owned	Private	State-owned	Private
1-6	2,057,520	232,893	1,716,406	447,757	445,731	27,266	4,927,573
7	-	-	-	-	-	-	-
8	24,000	-	-	-	-	-	24,000
9	8,000	-	-	-	-	-	8,000
10	-	-	-	-	-	-	-
Total	2,089,520	232,893	1,716,406	447,757	445,731	27,266	4,959,573

(1)	Current ratings as of December 31, 2012 and 2011, respectively.

Schedule Of Loan Maturities [Table Text Block]

The remaining loan maturities are summarized as follows:

(In thousands of US$)	December 31,
	2012	2011
Current:
Up to 1 month	1,155,222	395,091
From 1 month to 3 months	1,475,201	1,110,307
From 3 months to 6 months	962,377	1,095,632
From 6 months to 1 year	752,822	767,526
From 1 year to 2 years	662,511	539,077
From 2 years to 5 years	692,884	1,000,486
More than 5 years	14,539	18,654
	5,715,556	4,926,773

Delinquent	-	800

Restructured and impaired:
Current balances with impairment	-	32,000
Past due balances with impairment	-	-
	-	32,000
Total	5,715,556	4,959,573

Schedule Of Loan By Country Risk Distribution [Table Text Block]

The following table provides a breakdown of loans by country risk:

(In thousands of US$)	December 31,
	2012	2011
Country:
Argentina	222,159	389,591
Belgium	30,692	-
Brazil	1,773,401	1,852,152
Chile	309,712	376,297
Colombia	450,037	734,213
Costa Rica	196,857	109,263
Dominican Republic	110,688	118,275
Ecuador	173,782	21,676
El Salvador	66,013	21,098
France	59,501	-
Germany	-	5,000
Guatemala	273,051	161,107
Honduras	70,701	45,509
Jamaica	9,772	1,768
Mexico	495,954	416,353
Netherlands	77,336	20,000
Nicaragua	10,169	9,995
Panama	277,144	118,526
Paraguay	27,060	30,286
Peru	841,032	341,784
Spain	9,695	340
Trinidad and Tobago	119,347	76,340
United States	2,925	-
Uruguay	108,528	110,000
	5,715,556	4,959,573

Schedule Of Loan Portfolio By Interest Rate Type [Table Text Block]

The fixed and floating interest rate distribution of the loan portfolio is as follows:

(In thousands of US$)	December 31,
	2012	2011

Fixed interest rates	3,282,876	2,360,115
Floating interest rates	2,432,680	2,599,458
	5,715,556	4,959,573

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]

The following is a summary of information in non-accruing loans, and interest amounts on non-accruing loans:

(In thousands of US$)	December 31,
	2012	2011	2010

Loans in non-accrual status
Private corporations	-	32,000	28,000
Private middle-market companies	-	-	1,002
Total loans in non-accrual status	-	32,000	29,002
Interest which would have been recorded if the loans had not been in a non-accrual status	-	2,325	3,403
Interest income collected on non-accruing loans	2,288	2,375	3,335

Disclosure Related To Analysis Of Non-Accruing Loans With Impaired Balances [Table Text Block]

An analysis of non-accruing loans with impaired balances as of December 31, 2012 and 2011 is detailed as follows:

(In thousands of US$)	December 31, 2012			2012
	Recorded investment	Unpaid principal balance	Related allowance	Average principal loan balance	Interest income recognized
With an allowance recorded
Private corporations	-	-	-	-	2,288
Total	-	-	-	-	2,288

(In thousands of US$)	December 31, 2011			2011
	Recorded investment	Unpaid principal balance	Related allowance	Average principal loan balance	Interest Income recognized
With an allowance recorded
Private corporations	32,000	32,000	14,800	26,860	2,375
Total	32,000	32,000	14,800	26,860	2,375

Aging Analysis Of Loan Portfolio1 [Table Text Block]

The following table presents an aging analysis of the loan portfolio:

(In thousands of US$)	December 31, 2012
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past Due	Delinquent	Current	Total Loans
Corporations	-	-	-	-	-	-	2,741,251	2,741,251
Banking and financial institutions	-	-	-	-	-	-	2,192,023	2,192,023
Middle-market companies	-	-	-	-	-	-	681,912	681,912
Sovereign	-	-	-	-	-	-	100,370	100,370
Total	-	-	-	-	-	-	5,715,556	5,715,556

(In thousands of US$)	December 31, 2011
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past Due	Delinquent	Current	Total Loans
Corporations	-	-	-	-	-	-	2,322,413	2,322,413
Banking and financial institutions	-	-	-	-	-	-	2,164,163	2,164,163
Middle-market companies	-	-	-	-	-	800	444,931	445,731
Sovereign	-	-	-	-	-	-	27,266	27,266
Total	-	-	-	-	-	800	4,958,773	4,959,573

Allowance for credit losses (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
a) Allowance for loan losses:

(In thousands of US$)	Year ended December 31, 2012
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Balance at beginning of the year	48,865	30,523	8,952	207	88,547
Provision (reversal of provision) for loan losses (1)	(8,887)	(1,704)	1,690	558	(8,343)
Loan recoveries and other	-	17	245	-	262
Loans written-off against the allowance for loan losses	(7,490)	-	-	-	(7,490)
Balance at end of the year	32,488	28,836	10,887	765	72,976

Components:
Generic allowance	32,488	28,836	10,887	765	72,976
Specific allowance	-	-	-	-	-
Total allowance for loan losses	32,488	28,836	10,887	765	72,976

(In thousands of US$)	Year ended December 31, 2011					Year ended December 31, 2010
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Balance at beginning of the year	54,160	18,790	5,265	400	78,615	73,789
Provision (reversal of provision) for loan losses (1)	(5,295)	10,017	4,312	(193)	8,841	9,091
Loan recoveries and other	-	1,716	440	-	2,156	996
Loans written-off against the allowance for loan losses	-	-	(1,065)	-	(1,065)	(5,261)
Balance at end of the year	48,865	30,523	8,952	207	88,547	78,615

Components:
Generic allowance	34,065	30,523	8,952	207	73,747	67,115
Specific allowance	14,800	-	-	-	14,800	11,500
Total allowance for loan losses	48,865	30,523	8,952	207	88,547	78,615

(1) It includes releases of specific reserves for $7,931 thousand during 2012, $1,600 thousand during 2011, and $1,031 thousand during 2010.

Disclosure Related To Loan Balances and Reserves For Loan Losses [Table Text Block]

Following is a summary of loan balances and reserves for loan losses:

(In thousands of US$)	December 31, 2012
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Allowance for loan losses
Generic allowance	32,488	28,836	10,887	765	72,976
Specific allowance	-	-	-	-	-
Total of allowance for loan losses	32,488	28,836	10,887	765	72,976

Loans
Loans with generic allowance	2,741,251	2,192,023	681,912	100,370	5,715,556
Loans with specific allowance	-	-	-	-	-
Total loans	2,741,251	2,192,023	681,912	100,370	5,715,556

(In thousands of US$)	December 31, 2011
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Allowance for loan losses
Generic allowance	34,065	30,523	8,952	207	73,747
Specific allowance	14,800	-	-	-	14,800
Total of allowance for loan losses	48,865	30,523	8,952	207	88,547
Loans
Loans with generic allowance	2,290,413	2,164,163	445,731	27,266	4,927,573
Loans with specific allowance	32,000	-	-	-	32,000
Total loans	2,322,413	2,164,163	445,731	27,266	4,959,573

Disclosure Related To Reserve For Losses On Off-Balance Sheet Credit Risk [Table Text Block]
b)	Reserve for losses on off-balance sheet credit risk:

(In thousands of US$)	Year ended December 31,
	2012	2011	2010

Balance at beginning of the year	8,887	13,335	27,261
Reversal of provision for losses on off-balance sheet credit risk	(4,046)	(4,448)	(13,926)
Balance at end of the year	4,841	8,887	13,335

Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

A breakdown of cost and accumulated depreciation and amortization for premises and equipment as of December 31, 2012 and 2011 is as follows:

(In thousands of US$)	December 31,
	2012	2011
Land	-	462
Leasehold improvements	7,194	1,646
Building	-	3,750
Furniture and equipment	17,302	18,696
	24,496	24,554
Less: accumulated depreciation and amortization	11,688	17,881
	12,808	6,673

Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]

Following is a summary of other assets and other liabilities as of December 31, 2012 and 2011:

Other assets

(In thousands of US$)	December 31,
	2012	2011
Prepaid commissions	10,193	10,357
Accounts receivable	1,749	1,260
Equity investment in a private fund (at cost)	961	1,415
Other	1,677	5,380
	14,580	18,412

Other liabilities

(In thousands of US$)	December 31,
	2012	2011
Accruals and provisions	20,345	14,773
Accounts payable	6,045	5,417
Other	1,958	2,378
	28,348	22,568

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposit Assets [Abstract]
Disclosure Of Maturity Period Of Bank Deposit [Table Text Block]

The remaining maturity profile of the Bank’s deposits is as follows:

(In thousands of US$)	December 31,
	2012	2011
Demand	131,875	67,586
Up to 1 month	1,194,102	1,474,088
From 1 month to 3 months	540,619	402,472
From 3 months to 6 months	281,120	196,016
From 6 months to 1 year	152,000	151,800
From 1 year to 2 years	7,000	-
From 2 years to 5 years	10,544	11,544
	2,317,260	2,303,506

Disclosure Related To Additional Information About Deposits [Table Text Block]

The following table presents additional information about deposits:

(In thousands of US$)	December 31,
	2012	2011
Aggregate amounts of time deposits of $100,000 or more	2,185,277	2,233,044
Aggregate amounts of deposits in offices outside Panama	229,170	220,340
Interest expense paid to deposits in offices outside Panama	1,332	983

Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]

The breakdown of short-term borrowings due to financial institutions, together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2012	2011
Advances from financial institutions:
At fixed interest rates	1,181,133	1,005,357
At floating interest rates	267,890	318,109
Total short-term borrowings	1,449,023	1,323,466

Average outstanding balance during the year	967,629	1,100,059

Maximum balance at any month-end	1,449,023	1,323,466

Range of fixed interest rates on borrowings in U.S. dollars	0.75% to 1.92%	0.84% to 2.64%

Range of floating interest rates on borrowings in U.S. dollars	1.06% to 1.99%	1.11% to 2.01%

Fixed interest rate on borrowings in Euros	0.70%	2.98%

Fixed interest rate on borrowings in Renminbis	-	6.65%

Floating interest rate on borrowings in Mexican pesos	5.14% to 5.25%	5.70%

Weighted average interest rate at end of the year	1.48%	1.84%
Weighted average interest rate during the year	1.79%	1.22%

The balances of short-term borrowings by currency, is as follows:

	December 31,
(In thousands of US$)	2012	2011

Currency
U.S. dollar	1,365,500	1,181,200
Euro	39,633	38,850
Mexican peso	43,890	93,109
Renminbis	-	10,307
Total	1,449,023	1,323,466

Borrowings and long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Tabular Disclosure Related To Long Term Borrowings And Debt [Table Text Block]

Borrowings consist of long-term and syndicated loans obtained from international banks. Debt instruments consist of Euro-Notes and issuances in Latin America. The breakdown of borrowings and long-term debt (original maturity of more than one year), together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2012	2011

Borrowings:
At fixed interest rates with due dates from April 2013 to September 2013	1,435	15,696
At floating interest rates with due dates from January 2013 to September 2014	1,296,785	1,426,237
Total borrowings	1,298,220	1,441,933

Debt:
At fixed interest rates with due dates from November 2014 to April 2017	453,373	45,615
At floating interest rates with due dates in March 2015	153,947	-
Total debt	607,320	45,615

Total borrowings and long-term debt outstanding	1,905,540	1,487,548

Average outstanding balance during the year	1,893,580	1,391,440

Maximum outstanding balance at any month-end	2,152,584	1,548,404

Fixed interest rates on debt in U.S. dollars	3.75%	1.50%

Range of floating interest rates on borrowings in U.S. dollars	0.68% to 2.40%	0.62% to 2.30%

Range of fixed interest rates on borrowings in Mexican pesos	7.60% to 9.90%	7.50% to 9.90%

Range of floating interest rates on borrowings and debt in Mexican pesos	5.50% to 6.34%	5.66% to 6.30%

Fixed interest rate on debt in Peruvian nuevos soles	6.50%	6.50%

Weighted average interest rate at the end of the year	2.92%	2.16%

Weighted average interest rate during the year	2.74%	1.94%

The balances of long-term debt and borrowings by currency, is as follows:

	December 31,
(In thousands of US$)	2012	2011

Currency
U.S. dollar	1,518,592	1,269,575
Mexican peso	338,760	172,358
Peruvian nuevo sol	48,188	45,615
Total	1,905,540	1,487,548

Schedule of Maturities of Long-term Debt [Table Text Block]

The future remaining maturities of long-term debt and borrowings outstanding as of December 31, 2012, are as follows:

(In thousands of US$)
Due in:	Outstanding

2013	412,151
2014	934,257
2015	153,947
2016	-
2017	405,185
1,905,540

Common stock (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]

The following table provides detailed information on the Bank’s common stock activity per class for each of the years in the three-year period ended December 31, 2012:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total

Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2010	6,342,189	2,584,882	27,618,545	-	36,545,616
Conversions	-	(42,861)	42,860	-	(1)
Repurchase of common stock	-	-	(200)	-	(200)
Restricted stock issued - directors	-	-	38,115	-	38,115
Exercised stock options - compensation plans	-	-	82,106	-	82,106
Restricted stock units - vested	-	-	44,904	-	44,904
Outstanding at December 31, 2010	6,342,189	2,542,021	27,826,330	-	36,710,540
Conversions	-	(10,095)	10,095	-	-
Restricted stock issued - directors	-	-	25,541	-	25,541
Exercised stock options - compensation plans	-	-	325,996	-	325,996
Restricted stock units - vested	-	-	69,865	-	69,865
Outstanding at December 31, 2011	6,342,189	2,531,926	28,257,827	-	37,131,942
Conversions	-	-	-	-	-
Restricted stock issued - directors	-	-	32,317	-	32,317
Exercised stock options - compensation plans	-	-	895,674	-	895,674
Restricted stock units - vested	-	-	85,249	-	85,249
Outstanding at December 31, 2012	6,342,189	2,531,926	29,271,067	-	38,145,182

Schedule of Treasury Stock by Class [Table Text Block]

The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

(In thousands, except for share data)	“Class A”		“Class B”		“Class E”
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2010	318,140	10,708	568,010	15,655	4,548,075	103,239	5,434,225	129,602
Repurchase of common stock	-	-	-	-	200	3	200	3
Restricted stock issued - directors	-	-	-	-	(38,115)	(909)	(38,115)	(909)
Exercised stock options - compensation plans	-	-	-	-	(82,106)	(1,958)	(82,106)	(1,958)
Restricted stock units - vested	-	-	-	-	(44,904)	(1,071)	(44,904)	(1,071)
Outstanding at December 31, 2010	318,140	10,708	568,010	15,655	4,383,150	99,304	5,269,300	125,667
Restricted stock issued - directors	-	-	-	-	(25,541)	(609)	(25,541)	(609)
Exercised stock options - compensation plans	-	-	-	-	(325,996)	(7,775)	(325,996)	(7,775)
Restricted stock units - vested	-	-	-	-	(69,865)	(1,666)	(69,865)	(1,666)
Outstanding at December 31, 2011	318,140	10,708	568,010	15,655	3,961,748	89,254	4,847,898	115,617
Restricted stock issued - directors	-	-	-	-	(32,317)	(771)	(32,317)	(771)
Exercised stock options - compensation plans	-	-	-	-	(895,674)	(21,361)	(895,674)	(21,361)
Restricted stock units - vested	-	-	-	-	(85,249)	(2,033)	(85,249)	(2,033)
Outstanding at December 31, 2012	318,140	10,708	568,010	15,655	2,948,508	65,089	3,834,658	91,452

Cash and stock-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

A summary as of December 31, 2012 of the restricted stock granted to Directors during the years 2010, 2011 and 2012 is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2010	62,938	$13.58
Granted	38,115	12.46
Vested	(13,026)	13.80
Outstanding at December 31, 2010	88,027	13.07
Granted	25,541	18.07
Vested	(31,563)	13.14
Outstanding at December 31, 2011	82,005	14.59
Granted	32,317	22.09
Vested	(23,493)	14.35
Outstanding at December 31, 2012	90,829	$17.32
Expected to vest	90,829	$17.32

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

A summary as of December 31, 2012, 2011 and 2010 of the status of the restricted stock units granted to certain Executives and changes during the years 2010, 2011 and 2012 are presented below:

	Stock units	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	166,118	$10.20
Granted	101,496	12.04
Forfeited	-	-
Vested	(44,904)	10.59
Outstanding at December 31, 2010	222,710	10.96
Granted	94,496	15.84
Forfeited	(20,931)	12.63
Vested	(69,865)	11.09
Outstanding at December 31, 2011	226,410	12.80
Granted	181,598	17.52
Forfeited	(54,367)	13.88
Vested	(85,249)	12.31		$578
Outstanding at December 31, 2012	268,392	$15.93	2.11 years	$1,510
Expected to vest	268,392	$15.93		$1,510

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of stock purchase options granted to certain Executives during 2012, 2011 and 2010 was estimated using a binomial option-pricing model for 2012 and 2011 and the “Black-Scholes” option-pricing model for 2010, based on the following factors:

	2012	2011	2010
Weighted average fair value per option	$3.01	$2.92	$2.91
Weighted average expected term, in years	5.50	5.50	4.75
Expected volatility	33.35%	30%	37%
Risk-free rate	0.18% to 1.34%	2.52%	2.32%
Expected dividend	5.30%	4.50%	5.00%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of stock options granted is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	803,994	$11.58
Granted	420,777	13.52
Forfeited	(646)	15.43
Exercised	(82,106)	10.15
Outstanding at December 31, 2010	1,142,019	12.39
Granted	72,053	17.81
Forfeited	(58,067)	12.16
Exercised	(240,439)	12.27
Outstanding at December 31, 2011	915,566	12.87
Granted	182,420	18.93
Forfeited	(231,639)	15.82
Exercised	(442,675)	12.90
Outstanding at December 31, 2012	423,672	$13.83	4.15 years	$3,273
Exercisable	92,316	$12.45	2.12 years	$841
Expected to vest	331,356	$14.22	4.43 years	$2,432

Schedule Of Share-Based Compensation, Restricted Stock Granted To Directors [Table Text Block]

A summary as of December 31, 2012 of restricted stock granted to Directors under this plan and changes during 2010, 2011 and 2012 is presented below:

	Shares	Weighted average grant date fair value
Non vested at January 1, 2010	14,673	$20.45
Granted	-	-
Vested	(5,756)	19.95
Non vested at December 31, 2010	8,917	20.77
Granted	-	-
Vested	(5,399)	20.39
Non vested at December 31, 2011	3,518	21.35
Granted	-	-
Vested	(3,518)	21.35
Non vested at December 31, 2012	-	$-
Expected to vest	-	$-

Share Options Granted To Directors and Certain Executives and Changes [Table Text Block]

A summary as of December 31, 2012 of the share options granted to Directors and certain Executives and changes during 2010, 2011 and 2012 is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	207,706	$16.34
Forfeited	-	-
Outstanding at December 31, 2010	207,706	16.34
Forfeited	-	-
Exercised	(27,552)	16.34
Outstanding at December 31, 2011	180,154	16.34
Forfeited	-	-
Exercised	(130,350)	16.34
Outstanding at December 31, 2012	49,804	$16.34	1.12 years	$260
Exercisable at December 31, 2012	49,804	$16.34	1.12 years	$260

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]

A summary as of December 31, 2012 and changes during the years 2010, 2011 and 2012 of the indexed stock purchase options is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	385,469	$17.46
Forfeited	-	-
Exercised	-	-
Outstanding at December 31, 2010	385,469	17.98
Forfeited	-	-
Expired	(4,100)	11.87
Exercised	(55,433)	12.12
Outstanding at December 31, 2011	325,936	12.86
Forfeited	-	-
Expired	(3,542)	$14.48
Exercised	(322,394)	$16.41
Outstanding at December 31, 2012	-	$-	-	$-
Exercisable at December 31, 2012	-	$-	-	$-

Stock Options Granted To Employee and Changes [Table Text Block]

A summary of the status as of December 31, 2011 of the stock options granted and changes during 2010 and 2011 of these option plans is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)

Outstanding at January 1, 2010	11,735	29.89
Forfeited	-	-
Expired	(3,615)	23.16
Outstanding at December 31, 2010	8,120	32.88
Forfeited	-	-
Expired	(8,120)	32.88
Outstanding at December 31, 2011	-	$-	-	$-

Schedule Of Deferred Compensation Plan [Table Text Block]	A summary on changes is presented below:
	2012	2011	2010
Outstanding at beginning of year	1,812	17,746	18,755
Exercised	(1,278)	(15,934)	(1,009)
Outstanding at end of year	534	1,812	17,746

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]

The following table presents a reconciliation of the income and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

(In thousands of US$, except per share amounts)	Year ended December 31,
	2012	2011	2010

Net income from continuing operations attributable to Bladex for both basic and diluted EPS	93,713	83,600	42,038

Net income (loss) from discontinued operations	(681)	(420)	206
Net income attributable to Bladex for both basic and diluted EPS	93,032	83,180	42,244

Basic earnings per share from continuing operations	2.48	2.26	1.15
Diluted earnings per share from continuing operations	2.47	2.25	1.14

Basic income (loss) per share from discontinued operations	(0.02)	(0.01)	0.01
Diluted income (loss) per share from discontinued operations	(0.02)	(0.01)	0.01

Basic earnings per share	2.46	2.25	1.15
Diluted earnings per share	2.45	2.24	1.15

Weighted average common shares outstanding - applicable to basic EPS	37,824	36,969	36,647

Weighted average common shares outstanding
applicable to diluted EPS	37,824	36,969	36,647
Effect of dilutive securities (1):
Stock options and restricted stock units plans	114	176	167
Adjusted weighted average common shares outstanding applicable to diluted EPS	37,938	37,145	36,814

(1) As of December 31, 2011 and 2010, weighted average options of 72,053 and 760,284, respectively, were excluded from the computation of diluted earnings per share because the option’s exercise price was greater than the average quoted market price of the Bank’s common stock. As of December 31, 2012, the computation of earnings per share did not exclude any weighted average options.

Financial instruments with off-balance sheet credit risk (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Bank's Financial Instruments With Off-Balance Sheet Credit Risk [Table Text Block]

The Bank’s outstanding financial instruments with off-balance sheet credit risk were as follows:

(In thousands of US$)	December 31,
	2012	2011
Confirmed letters of credit	106,415	266,547
Stand-by letters of credit and guarantees - Commercial risk	25,167	18,899
Credit commitments	103,294	75,962
	234,876	361,408

Remaining Maturity Profile Of Bank's Outstanding Financial Instruments With Off-Balance Sheet Credit Risk [Table Text Block]

As of December 31, 2012, the remaining maturity profile of the Bank’s outstanding financial instruments with off-balance sheet credit risk is as follows:

(In thousands of US$)
Maturities	Amount
Within 1 year	219,421
From 1 to 2 years	1,000
From 2 to 5 years	13,791
After 5 years	664
234,876

Disclosure Related To Off Balance Sheet Exposure By Country Risk [Table Text Block]

As of December 31, 2012 and 2011 the breakdown of the Bank’s off-balance sheet exposure by country risk is as follows:

(In thousands of US$)
Country:	2012	2011
Argentina	-	92
Bolivia	820	944
Brazil	23,630	41,116
Chile	6,084	12,367
Colombia	9,098	2,396
Costa Rica	1,000	11,661
Dominican Republic	1,535	1,603
Ecuador	79,760	215,272
El Salvador	625	2,025
Guatemala	180	501
Honduras	562	400
Jamaica	-	295
Mexico	27,289	14,677
Panama	58,219	1,801
Paraguay	-	81
Peru	2,843	2,467
Spain	-	9,660
Switzerland	-	500
United States of America	-	21,780
Venezuela	23,231	21,770
	234,876	361,408

Leasehold commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

As of December 31, 2012, leasehold commitments are as follows:

(In thousands of US$)
Year
2013	2,330
2014	2,192
2015	2,013
2016	1,678
2017	1,587
Thereafter	17,438
Total minimum payments (1)	27,238

(1) Minimum payments have not been reduced by minimum sublease rentals of $1,318 thousand due in the future under non-cancelable subleases.

Operating Leases of Lessee Disclosure [Table Text Block]	The following table presents an analysis of all operating leases:
	2012	2011	2010
Rent expense	2,468	1,403	875
Less: Sublease rentals	(386)	(129)	-
	2,082	1,274	875

Derivative financial instruments for hedging purposes (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]

As of December 31, 2012 and 2011, quantitative information on derivative financial instruments held for hedging purposes is as follows:

	2012			2011
	Nominal	Fair Value (1)		Nominal	Fair Value (1)
(In thousands of US$)	Amount	Asset	Liability	Amount	Asset	Liability
Fair value hedges:
Interest rate swaps	480,000	8,319	6,600	125,000	16	10,317
Cross-currency interest rate swaps	236,866	3,525	4,665	215,107	56	40,574
Cash flow hedges:
Interest rate swaps	-	-	-	20,000	-	512
Cross-currency interest rate swaps	42,001	7,333	23	42,336	3,549	-
Forward foreign exchange	75,733	62	411	53,264	249	2,339
Net investment hedges:
Forward foreign exchange	6,196	-	48	6,036	289	-
Total	840,796	19,239	11,747	461,743	4,159	53,742

Net gain on the ineffective portion of hedging activities (2)	71			2,849

(1) The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.

(2) Gains and losses resulting from ineffectiveness and credit risk in hedging activities are reported within the derivative financial instruments and hedging line in the consolidated statements of income.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

The gains and losses resulting from activities of derivative financial instruments and hedging recognized in the consolidated statements of income are presented below:

2012
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	217

Cross-currency interest rate swaps	3,740	Gain (loss) on foreign currency exchange	2,481	-
		Interest income – loans	(564)	-
Forward foreign exchange	1,742	Interest expense - borrowings	(169)	-
	-	Gain (loss) on foreign currency exchange	3,679	-
Total	5,699		5,427	-

Derivatives – net investment hedge
Forward foreign exchange	109	Gain (loss) on foreign currency exchange	-	-
Total	109		-	-

2011
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	987

Cross-currency interest rate swaps	2,270	Gain (loss) on foreign currency exchange	1,958	-

Forward foreign exchange	(2,160)	Interest income – loans	(124)	-
		Interest expense - borrowings	172	-
	-	Gain (loss) on foreign currency exchange	(2,966)	-
Total	1,097		(960)	-

Derivatives – net investment hedge
Forward foreign exchange	289	Gain (loss) on foreign currency exchange	-	-
Total	289		-	-

2010
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	460

Cross-currency interest rate swaps	1,690	Gain (loss) on foreign currency exchange	1,171	-

Forward foreign exchange	(759)	Interest income - loans	(477)	-
	-	Gain (loss) on foreign currency exchange	478	-
Total	1,391		1,172	-

Disclosure Related To Gain (Loss) On Derivative Instrument and Hedge Item For Fair Value Hedge [Table Text Block]

The Bank recognized in earnings the gain (loss) on derivative financial instruments and the gain (loss) of the hedged asset or liability related to qualifying fair value hedges, as follows:

2012
(In thousands of US$)	Classification in statements of income	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(2,982)	4,776	1,794
	Interest expense – borrowings and debt	1,564	(12,022)	(10,458)
	Derivative financial instruments and hedging (ineffectiveness)	59	-	59

Cross-currency interest rate swaps	Interest income – loans	(239)	522	283
	Interest expense – borrowings and debt	8,024	(11,187)	(3,163)
	Derivative financial instruments and hedging (ineffectiveness)	12	-	12
	Gain (loss) on foreign currency exchange	5,873	(6,469)	(596)
		12,311	(24,380)	(12,069)

2011
(In thousands of US$)	Classification in statements of income	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(6,857)	10,266	3,409
	Derivative financial instruments and hedging	74	-	74

Cross-currency interest rate swaps	Derivative financial instruments and hedging (ineffectiveness)	2,849	-	2,849
	Interest income – loans	(33)	55	22
	Interest expense – borrowings	4,352	(7,874)	(3,522)
	Gain (loss) on foreign currency exchange	(17,427)	17,475	48
		(17,042)	19,922	2,880

2010
(In thousands of US$)	Classification in statements of income	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(14,760)	22,000	7,240
	Derivative financial instruments and hedging	419	-	419

Cross-currency interest rate swaps	Derivative financial instruments and hedging (ineffectiveness)	(1,865)	-	(1,865)
	Interest income – loans	(45)	89	44
	Interest expense – borrowings	3,812	(7,046)	(3,234)
	Gain (loss) on foreign currency exchange	7,922	(7,994)	(72)
		(4,517)	7,049	2,532

Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

As of December 31, 2012, 2011 and 2010 the breakdown of accumulated other comprehensive income (loss) related to investment securities available-for-sale and derivative financial instruments, and foreign currency translation is as follows:

(In thousands of US$)	Securities available- for-sale	Derivative financial instruments	Foreign currency translation adjustment, net of hedges	Total
Balance as of January 1, 2010	(3,244)	(2,916)	-	(6,160)
Net unrealized gains arising from the year	2,325	1,391	-	3,716
Reclassification adjustment for gains included in net income (1)	(2,825)	(1,172)	-	(3,997)
Balance as of December 31, 2010	(3,744)	(2,697)	-	(6,441)
Net unrealized gains arising from the year	4,095	1,097	-	5,192
Reclassification adjustment for (gains) losses included in net income (1)	(2,079)	960	-	(1,119)
Foreign currency translation adjustment, net	-	-	(744)	(744)
Balance as of December 31, 2011	(1,728)	(640)	(744)	(3,112)
Net unrealized gains arising from the year	8,436	5,699	-	14,135
Reclassification adjustment for gains included in net income (1)	(5,775)	(5,427)	-	(11,202)
Foreign currency translation adjustment, net	-	-	(551)	(551)
Balance as of December 31, 2012	933	(368)	(1,295)	(730)

(1)    Reclassification adjustments include amounts recognized in net income during the current year that had been part of other comprehensive income (loss) in this and previous years.

Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Financial Instruments Disclosure [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]

Financial instruments measured at fair value on a recurring basis by caption on the consolidated balance sheets using the fair value hierarchy are described below:

	2012
(In thousands of US$)	Quoted market prices in an active market (Level 1)	Internally developed models with significant observable market information (Level 2)	Internally developed models with significant unobservable market information (Level 3)	Total carrying value in the consolidated balance sheets
Assets
Trading assets
Sovereign bonds	5,146	-	-	5,146
Interest rate swap	49	-	-	49
Forward foreign exchange	-	50	-	50
Future contracts	20	-	-	20
Total trading assets	5,215	50	-	5,265

Securities available-for-sale
Corporate debt	17,386	-	-	17,386
Sovereign debt	165,355	276	-	165,631
Total securities available-for-sale	182,741	276	-	183,017
Investment fund	-	105,888	-	105,888
Derivative financial instruments used for hedging - receivable
Interest rate swaps	-	8,319	-	8,319
Cross-currency interest rate swaps	-	10,858	-	10,858
Forward foreign exchange	-	62	-	62
Total derivative financial instruments used for hedging - receivable	-	19,239	-	19,239
Total assets at fair value	187,956	125,453	-	313,409
Liabilities
Trading liabilities
Interest rate swaps	-	100	-	100
Cross-currency interest rate swaps	-	32,182	-	32,182
Forward foreign exchange	-	22	-	22
Total trading liabilities	-	32,304	-	32,304

Derivative financial instruments used for hedging – payable
Interest rate swaps	-	6,600	-	6,600
Cross-currency interest rate swaps	-	4,688	-	4,688
Forward foreign exchange	-	459	-	459
Total derivative financial instruments used for hedging - payable	-	11,747	-	11,747
Total liabilities at fair value	-	44,051	-	44,051

	2011
(In thousands of US$)	Quoted market prices in an active market (Level 1)	Internally developed models with significant observable market information (Level 2)	Internally developed models with significant unobservable market information (Level 3)	Total carrying value in the consolidated balance sheets
Assets
Trading assets
Sovereign bonds	20,415	-	-	20,415
Cross-currency interest rate swaps	-	21	-	21
Total trading assets	20,415	21	-	20,436
Securities available-for-sale
Corporate debt	87,198	-	-	87,198
Sovereign debt	328,544	558	-	329,102
Total securities available-for-sale	415,742	558	-	416,300
Investment fund	-	120,425	-	120,425
Derivative financial instruments - receivable
Interest rate swaps	-	16	-	16
Cross-currency interest rate swaps	-	3,605	-	3,605
Forward foreign exchange	-	538	-	538
Total derivative financial instruments - receivable	-	4,159	-	4,159
Total assets at fair value	436,157	125,163	-	561,320

Liabilities
Trading liabilities
Interest rate swaps	-	748	-	748
Cross-currency interest rate swaps	-	4,836	-	4,836
Total trading liabilities	-	5,584	-	5,584
Derivative financial instruments – payable
Interest rate swaps	-	10,829	-	10,829
Cross-currency interest rate swaps	-	40,574	-	40,574
Forward foreign exchange	-	2,339	-	2,339
Total derivative financial instruments – payable	-	53,742	-	53,742
Total liabilities at fair value	-	59,326	-	59,326

Schedule Of Value Of Financial Instruments Measured On Non Recurring Basis [Table Text Block]

The following table provides information on the carrying value and estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

(In thousands of US$)	December 31, 2012
	Carrying Value	Fair Value	Quoted market prices in an active market (Level 1)	Internally developed models with significant observable market information (Level 2)	Internally developed models with significant unobservable market information (Level 3)
Financial assets:
Instruments with carrying value that approximates fair value	746,006	746,006	-	746,006	-
Securities held-to-maturity	34,113	34,149	19,444	14,705	-
Loans, net of allowance (1)	5,635,480	5,784,172	-	5,784,172	-
					-
Financial liabilities:
Instruments with carrying value that approximates fair value	2,494,734	2,494,824	-	2,494,824	-
Short-term borrowings	1,449,023	1,453,159	-	1,453,159	-
Borrowings and long-term debt	1,905,540	1,922,544	-	1,922,544	-
Commitments to extend credit, standby letters of credit, and financial guarantees written	5,781	4,841	-	4,841	-

(1) The carrying value of loans is net of the Allowance for loan losses of $73.0 million for December 31, 2012.

(In thousands of US$)	December 31, 2011
	Carrying Value	Fair Value
Financial assets:
Instruments with carrying value that approximates fair value	882,762	882,762
Securities held-to-maturity	26,536	26,637
Loans, net of allowance (1)	4,864,329	4,913,473

Financial liabilities:
Instruments with carrying value that approximates fair value	2,693,408	2,692,832
Short-term borrowings	1,323,466	1,319,350
Borrowings and long-term debt	1,487,548	1,441,919
Commitments to extend credit, standby letters of credit, and financial guarantees written	10,497	9,807

(1) The carrying value of loans is net of the Allowance for loan losses of $88.5 million for December 31, 2011.

Business segment information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

The following table provides certain information regarding the Bank’s continuing operations by segment:

Business Segment Analysis (1)

(In thousands of US$)	2012	2011	2010

COMMERCIAL
Interest income	183,365	140,697	104,822
Interest expense	(73,398)	(58,969)	(50,306)
Net interest income	109,967	81,728	54,516
Net other income (2)	12,216	11,001	10,306
Operating expenses	(38,322)	(34,895)	(28,304)
Net operating income (3)	83,861	57,834	36,518
Reversal of provision (provision) for loan and off-balance sheet credit losses	12,389	(4,393)	4,835
Recoveries, net of impairment of assets	-	(57)	233
Net income attributable to Bladex	96,250	53,384	41,586

Commercial assets and contingencies (end of period balances):
Interest-earning assets (4)	5,708,456	4,982,876	4,059,943
Other assets and contingencies (5)	237,077	364,016	382,437
Total interest-earning assets, other assets and contingencies	5,945,533	5,346,892	4,442,380

TREASURY
Interest income	9,072	16,730	14,656
Interest expense	(14,062)	4,252	5,331
Net interest income	(4,990)	20,982	19,987
Net other income (expense) (2)	14,612	25,102	(8,044)
Operating expenses	(17,492)	(15,192)	(13,914)
Net operating income (3)	(7,870)	30,892	(1,971)
Reversal of provision (provision) for loan and off-balance sheet credit losses	-	-	-
Net income (loss)	(7,870)	30,892	(1,971)

Net income (loss) attributable to the redeemable noncontrolling interest	293	676	(2,423)
Net income (loss) attributable to Bladex	(8,163)	30,216	452

Treasury assets and contingencies (end of period balances):
Interest-earning assets (6)	1,035,313	1,397,181	1,040,848
Third party participation	(3,384)	(5,547)	(18,950)
Total interest-earning assets and third participation	1,031,929	1,391,634	1,021,898

(In thousands of US$)	2012	2011	2010
TOTAL
Interest income	192,437	157,427	119,478
Interest expense	(87,460)	(54,717)	(44,975)
Net interest income	104,977	102,710	74,503
Net other income (2)	26,828	36,103	2,262
Operating expenses	(55,814)	(50,087)	(42,218)
Net operating income (3)	75,991	88,726	34,547
Reversal of provision (provision) for loans and off-balance sheet credit losses	12,389	(4,393)	4,835
Recoveries, net of impairment of assets	-	(57)	233
Net income – business segment	88,380	84,276	39,615
Net income (loss) attributable to the redeemable noncontrolling interest	___293	676	(2,423)
Net income attributable to Bladex – business segment	88,087	83,600	42,038
Other income unallocated - Gain on sale of premises and equipment	5,626	-	-
Discontinued operations (Note 3)	(681)	(420)	(206)
Net income attributable to Bladex	93,032	83,180	42,244

Total assets and contingencies (end of period balances):
Interest-earning assets (4 & 6)	6,743,769	6,380,057	5,100,791
Other assets and contingencies (5)	237,077	364,016	382,437
Third party participation	(3,384)	(5,547)	(18,950)
Total interest-earning assets, other assets and contingencies	6,977,462	6,738,526	5,464,278

(1)    The numbers set out in these tables have been rounded and accordingly may not total exactly.

(2)    Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.

(3)    Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.

(4)    Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.

(5)    Includes customers’ liabilities under acceptances, letters of credit and guarantees covering commercial and country risk, and credit commitments.

(6)    Includes cash and due from banks, interest-bearing deposits with banks, securities available for sale and held to maturity, trading securities and the balance of the Investment Fund.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
Reconciliation of Net other income:
Net other income – business segment	26,828	36,103	2,262
Reversal of provision for losses on off-balance sheet credit risk	4,046	4,448	13,926
Recoveries, net of impairment of assets	-	(57)	233
Gain on sale of premises and equipment	5,626	-	-
Net other income – consolidated financial statements	36,500	40,494	16,421

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
Reconciliation of Total assets:
Interest-earning assets – business segment	6,743,769	6,380,057	5,100,791
Allowance for loan losses	(72,976)	(88,547)	(78,615)
Customers’ liabilities under acceptances	1,157	1,110	27,213
Premises and equipment	12,808	6,673	6,532
Accrued interest receivable	37,819	38.168	31,110
Derivative financial instruments used for hedging - receivable	19,239	4,159	2,103
Other assets	14,580	18,412	10,953
Total assets – consolidated financial statements	6,756,396	6,360,032	5,100,087

Schedule Of Revenue and Long Lived Assets By Geographical Areas [Table Text Block]

Geographic information is as follows:

	2012
(In thousands of US$)	Panama	Brazil	United States of America	Cayman Islands	Total
Interest income	173,663	155	17,894	725	192,437
Interest expense	(86,019)	-	(1,332)	(109)	(87,460)
Net interest income	87,644	155	16,562	616	104,977

Long-lived assets:
Premises and equipment, net	12,397	8	403	-	12,808

	2011
(In thousands of US$)	Panama	Brazil	United States of America	Cayman Islands	Total
Interest income	144,491	114	10,595	2,227	157,427
Interest expense	(53,411)	-	(983)	(323)	(54,717)
Net interest income	91,080	114	9,612	1,904	102,710

Long-lived assets:
Premises and equipment, net	6,125	10	538	-	6,673

	2010
(In thousands of US$)	Panama	Brazil	United States of America	Cayman Islands	Total
Interest income	106,673	-	10,607	2,198	119,478
Interest expense	(41,266)	-	(2,746)	(963)	(44,975)
Net interest income	65,407	-	7,861	1,235	74,503

Long-lived assets:
Premises and equipment, net	6,039	-	493	-	6,532

Organization (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Feeder [Member]
Entity Incorporation, Date Of Incorporation	Feb 21, 2006
Subsidiary or Equity Method Investee, Nature of Operations	The Feeder was incorporated on February 21, 2006 under the laws of the Cayman Islands, and invests substantially all its assets in the Fund, which is also incorporated under the laws of the Cayman Islands. The Feeder and the Fund are registered with the Cayman Island Monetary Authority ("CIMA"), under the Mutual Funds Law of the Cayman Islands. The objective of the Fund is to achieve capital appreciation by investing in Latin American debt securities, stock indexes, currencies, and trading derivative instruments.
Parent Entity Ownership Percentage In Subsidiary	98.06%	95.84%
Bladex Representacao Ltda [Member]
Entity Incorporation, Date Of Incorporation	Jan 7, 2000
Subsidiary or Equity Method Investee, Nature of Operations	Bladex Representacao Ltda., incorporated under the laws of Brazil on January 7, 2000, acts as the Bank's representative office in Brazil.
Parent Entity Ownership Percentage In Subsidiary	100.00%
Maximum Equity Interest Held By Any Registered Owner	0.00%
Bladex Holdings Inc [Member]
Entity Incorporation, Date Of Incorporation	May 30, 2000
Subsidiary or Equity Method Investee, Nature of Operations	Bladex Holdings Inc. exercises control over Bladex Asset Management Inc., incorporated on May 24, 2006, under the laws of the State of Delaware, USA, which serves as investment manager for Bladex Offshore Feeder Fund (the "Feeder") and Bladex Capital Growth Fund (the "Fund")
Bladex Latam Fundo de Investimento Multimercado [Member]
Entity Incorporation, Date Of Incorporation	Jul 26, 2011
Subsidiary or Equity Method Investee, Nature of Operations	The objective of Bladex Latam Fundo de Investimento Multimercado (the "Brazilian Fund") is to achieve capital gains by dealing in the interest, currency, securities, commodities and debt markets, and by trading instruments available in the spot and derivative markets
Parent Entity Ownership Percentage In Subsidiary	82.90%	91.99%
BLX Brazil Ltd [Member]
Entity Incorporation, Date Of Incorporation	Oct 5, 2010
Parent Entity Ownership Percentage In Subsidiary	99.80%
New York Agency [Member]
Entity Incorporation, Date Of Incorporation	Mar 27, 1989
Subsidiary or Equity Method Investee, Nature of Operations	The New York Agency is principally engaged in financing transactions related to international trade, mostly the confirmation and financing of letters of credit for customers of the Region. The New York Agency is also licensed by the State of New York Banking Department, USA, to operate an International Banking Facility ("IBF").
BCG PA LLC [Member]
Parent Entity Ownership Percentage In Subsidiary	50.00%
Bladex Head Office [Member] | Bladex Holdings Inc [Member]
Parent Entity Ownership Percentage In Subsidiary	100.00%
Bladex Head Office [Member] | Bladex Asset Management Brazil [Member]
Parent Entity Ownership Percentage In Subsidiary	100.00%
Bladex Asset Management Inc [Member] | Bladex Asset Management Brazil [Member]
Parent Entity Ownership Percentage In Subsidiary	0.00%

Summary of significant accounting policies (Details Textual)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Equity Participation In Percentage	20.00%
Maximum [Member]
Equity Participation In Percentage	50.00%
Building [Member]
Property, Plant and Equipment, Useful Life	40 years
Software [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Equipment Improvement [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Equipment Improvement [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years

Discontinued operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other income:
Fees and commissions (1)	$ 10,021		$ 10,619		$ 9,811
Other income	26,828	[1]	36,103	[1]	2,262	[1]
Operating expenses:
Professional services	(4,053)		(4,151)		(3,977)
Net gain (loss) from discontinued operations	(681)		(420)		206
Segment, Discontinued Operations [Member]
Other income:
Fees and commissions (1)	2,683	[2]	2,942	[2]	3,621	[2]
Other income	20		0		181
Total other income	2,703		2,942		3,802
Operating expenses:
Salaries and other employee expenses	(1,535)		(1,443)		(1,247)
Depreciation and amortization	(21)		(27)		(39)
Professional services	(699)		(731)		(968)
Maintenance and repairs	(7)		(5)		(1)
Other operating expenses	(1,122)		(1,156)		(1,341)
Total operating expenses	(3,384)		(3,362)		(3,596)
Net gain (loss) from discontinued operations	$ (681)		$ (420)		$ 206

[1]	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.
[2]	Includes management fees from the investment fund for $2,588 thousand, $2,832 thousand, and $3,106 thousand in years 2012, 2011 y 2010, respectively.

Discontinued operations (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fees and commissions, net	$ 10,021	$ 10,619	$ 9,811
Investment fund trading [Member]
Fees and commissions, net	$ 2,588	$ 2,832	$ 3,106

Cash and cash equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and due from banks	$ 6,718	$ 12,814
Interest-bearing deposits in banks	700,312	830,670
Total	707,030	843,484
Less:
Interest-bearing deposits with original maturities of more than three months	0	30,000
Pledged deposits	14,519	23,994
Cash and cash equivalents, Total	$ 692,511	$ 789,490	$ 420,639	$ 401,974

Cash and cash equivalents (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pledged deposits	$ 11.5	$ 21
New York Agency [Member] | New York State Banking Department [Member]
Pledged deposits	$ 3	$ 3

Trading assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trading assets:
Trading assets	$ 5,265	$ 20,436
Trading liabilities:
Trading liabilities	32,304	5,584
Cross Currency Interest Rate Swap [Member]
Trading assets:
Trading assets	49	21
Trading liabilities:
Trading liabilities	32,182	4,836
Interest Rate Swap [Member]
Trading liabilities:
Trading liabilities	100	748
Forward Foreign Exchange [Member]
Trading assets:
Trading assets	50	0
Trading liabilities:
Trading liabilities	22	0
Future [Member]
Trading assets:
Trading assets	20	0
Sovereign Bonds [Member]
Trading assets:
Trading assets	$ 5,146	$ 20,415

Trading assets and liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total	$ 11,461	$ (5,093)	$ (3,740)
Cross Currency Interest Rate Swap [Member]
Total	11,537	(4,858)	(1,662)
Interest Rate Swap [Member]
Total	(310)	(299)	(2,091)
Forward Foreign Exchange [Member]
Total	27	93	0
Credit Default Swap [Member]
Total	0	0	13
Future [Member]
Total	$ 207	$ (29)	$ 0

Trading assets and liabilities (Detail 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative, Notional Amount	$ 204,420	$ 102,302
Asset, Fair Value	119	21
Liability, Fair Value	32,304	5,584
Interest Rate Swap [Member]
Derivative, Notional Amount	35,291	17,000
Asset, Fair Value	0	0
Liability, Fair Value	100	748
Cross Currency Interest Rate Swap [Member]
Derivative, Notional Amount	155,081	85,163
Asset, Fair Value	49	21
Liability, Fair Value	32,182	4,836
Future [Member]
Derivative, Notional Amount	6,896	139
Asset, Fair Value	20	0
Liability, Fair Value	0	0
Forward Foreign Exchange [Member]
Derivative, Notional Amount	7,152	0
Asset, Fair Value	50	0
Liability, Fair Value	$ 22	$ 0

Trading assets and liabilities (Details Textual) (Sovereign and Corporate Bonds [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sovereign and Corporate Bonds [Member]
Secured Debt, Repurchase Agreements	$ 1,300,000	$ 19,000,000
Net gain (loss) from trading	$ 100,000	$ 700,000	$ 100,000

Investment securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 176,329	$ 409,288
Unrealized Gross Gain	6,920	10,215
Unrealized Gross Loss	232	3,203
Fair Value	183,017	416,300
Corporate Debt Securities [Member]
Amortized Cost	17,064	89,022
Unrealized Gross Gain	322	270
Unrealized Gross Loss	0	2,094
Fair Value	17,386	87,198
Corporate Debt Securities [Member] | Brazil [Member]
Amortized Cost	13,581	45,937
Unrealized Gross Gain	158	152
Unrealized Gross Loss	0	2,094
Fair Value	13,739	43,995
Corporate Debt Securities [Member] | Colombia [Member]
Amortized Cost	986	28,169
Unrealized Gross Gain	60	89
Unrealized Gross Loss	0	0
Fair Value	1,046	28,258
Corporate Debt Securities [Member] | Peru [Member]
Amortized Cost	530	14,916
Unrealized Gross Gain	17	29
Unrealized Gross Loss	0	0
Fair Value	547	14,945
Corporate Debt Securities [Member] | Chile [Member]
Amortized Cost	1,967
Unrealized Gross Gain	87
Unrealized Gross Loss	0
Fair Value	2,054
Sovereign Debt [Member]
Amortized Cost	159,265	320,266
Unrealized Gross Gain	6,598	9,945
Unrealized Gross Loss	232	1,109
Fair Value	165,631	329,102
Sovereign Debt [Member] | Brazil [Member]
Amortized Cost	28,783	44,541
Unrealized Gross Gain	1,965	2,401
Unrealized Gross Loss	0	376
Fair Value	30,748	46,566
Sovereign Debt [Member] | Colombia [Member]
Amortized Cost	15,489	59,204
Unrealized Gross Gain	0	1,682
Unrealized Gross Loss	199	230
Fair Value	15,290	60,656
Sovereign Debt [Member] | Peru [Member]
Amortized Cost		25,487
Unrealized Gross Gain		602
Unrealized Gross Loss		0
Fair Value		26,089
Sovereign Debt [Member] | Guatemala [Member]
Amortized Cost		5,469
Unrealized Gross Gain		0
Unrealized Gross Loss		19
Fair Value		5,450
Sovereign Debt [Member] | Honduras [Member]
Amortized Cost	15,986	16,384
Unrealized Gross Gain	224	0
Unrealized Gross Loss	0	166
Fair Value	16,210	16,218
Sovereign Debt [Member] | Mexico [Member]
Amortized Cost	20,553	63,094
Unrealized Gross Gain	1,779	2,456
Unrealized Gross Loss	0	62
Fair Value	22,332	65,488
Sovereign Debt [Member] | Panama [Member]
Amortized Cost	37,845	46,796
Unrealized Gross Gain	1,828	2,227
Unrealized Gross Loss	0	61
Fair Value	39,673	48,962
Sovereign Debt [Member] | Venezuela [Member]
Amortized Cost	39,548	59,291
Unrealized Gross Gain	801	577
Unrealized Gross Loss	33	195
Fair Value	40,316	59,673
Sovereign Debt [Member] | Chile [Member]
Amortized Cost	1,061
Unrealized Gross Gain	1
Unrealized Gross Loss	0
Fair Value	$ 1,062

Investment securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 10,188	$ 143,955
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	10,009	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	20,197	143,955
Unrealized Gross Losses Less than 12 months	79	3,203
Unrealized Gross Losses 12 months or longer	153	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	232	3,203
Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		33,366
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		33,366
Unrealized Gross Losses Less than 12 months		2,094
Unrealized Gross Losses 12 months or longer		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		2,094
Sovereign Debt [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	10,188	110,589
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	10,009	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	20,197	110,589
Unrealized Gross Losses Less than 12 months	79	1,109
Unrealized Gross Losses 12 months or longer	153	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 232	$ 1,109

Investment securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gains	$ 6,141	$ 3,825	$ 2,346
Losses	(111)	(412)	0
Net	$ 6,030	$ 3,413	$ 2,346

Investment securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due within 1 year Amortized Cost	$ 34,574
After 1 year but within 5 years Amortized Cost	133,298
After 5 years but within 10 years Amortized Cost	8,457
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	176,329
Due within 1 year Fair Value	34,815
After 1 year but within 5 years Fair Value	139,661
After 5 years but within 10 years Fair Value	8,541
Fair Value	$ 183,017	$ 416,300

Investment securities (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 34,113	$ 26,536
Unrealized Gross Gain	58	101
Unrealized Gross Loss	22	0
Fair Value	34,149	26,637
Corporate Debt Securities [Member] | Panama [Member]
Amortized Cost	12,660	7,050
Unrealized Gross Gain	0	0
Unrealized Gross Loss	0	0
Fair Value	12,660	7,050
Sovereign Debt [Member]
Amortized Cost	21,453	19,486
Unrealized Gross Gain	58	101
Unrealized Gross Loss	22	0
Fair Value	21,489	19,587
Sovereign Debt [Member] | Panama [Member]
Amortized Cost	2,000	2,000
Unrealized Gross Gain	45	60
Unrealized Gross Loss	0	0
Fair Value	2,045	2,060
Sovereign Debt [Member] | Colombia [Member]
Amortized Cost	13,011	13,015
Unrealized Gross Gain	4	40
Unrealized Gross Loss	3	0
Fair Value	13,012	13,055
Sovereign Debt [Member] | Honduras [Member]
Amortized Cost	6,442	4,471
Unrealized Gross Gain	9	1
Unrealized Gross Loss	19	0
Fair Value	$ 6,432	$ 4,472

Investment securities (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due within 1 year Amortized Cost	$ 18,960
After 1 year but within 5 years Amortized Cost	15,153
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	34,113
Held-to-maturity Securities, Debt Maturities, Next Twelve Months, Fair Value	19,014
Held-to-maturity Securities, Debt Maturities, Year Two Through Five, Fair Value	15,135
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 34,149	$ 26,637

Investment securities (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-For-Sale Securities [Member]
Pledged Assets Separately Reported, Securities Pledged As Collateral, At Fair Value	$ 152.3	$ 375.5
Held-To-Maturity Securities [Member]
Pledged Assets Separately Reported, Securities Pledged As Collateral, At Fair Value	$ 19.4	$ 17.5

Investment fund (Details Textual) (Feeder Fund [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Asset Value	$ 105.9	$ 120.4
Investment Owned In Percentage For Shares Issued	97.95%	98.03%
Common Stock, Shares, Issued	79,335.7	93,094.3
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Description	"Class A", "Class A1" and "Class E" shares can be redeemed monthly by investors with 30 days' notice
Common Class A [Member]
Common Stock, Shares, Issued	839	2,948
Common Class A1 [Member]
Common Stock, Shares, Issued	846.4	397.9
Common Class B [Member]
Common Stock, Shares, Issued	77,650.3	89,040.3
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount	$ 100
Common Class E1 [Member]
Common Stock, Shares, Issued		708.1

Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 5,715,556	$ 4,959,573
Private Corporation [Member]
Loans	2,202,613	2,089,520
State Owned Corporation [Member]
Loans	538,638	232,893
Private Banking and financial Institutions [Member]
Loans	1,775,938	1,716,406
State Owned Banking and financial Institutions [Member]
Loans	416,085	447,757
Private Middle Market Companies [Member]
Loans	681,912	445,731
Sovereign [Member]
Loans	$ 100,370	$ 27,266

Loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 5,715,556	$ 4,959,573
Banking and financial institutions [Member]
Loans	2,192,023	2,164,163
Industrial [Member]
Loans	1,108,223	967,929
Oil and Petroleum Derived Products [Member]
Loans	894,368	645,875
Agriculture [Member]
Loans	853,377	730,119
Mining Properties and Mineral Rights [Member]
Loans	22,122	37,723
Service [Member]
Loans	210,925	264,895
Sovereign [Member]
Loans	100,370	27,266
Other Industry [Member]
Loans	$ 334,148	$ 121,603

Loans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 5,715,556	$ 4,959,573
Rating One To Six [Member]
Loans	5,715,556	4,927,573
Rating Seven [Member]
Loans	0	0
Rating Eight [Member]
Loans	0	24,000
Rating Nine [Member]
Loans	0	8,000
Rating Ten [Member]
Loans	0	0
Private Corporation [Member]
Loans	2,202,613	2,089,520
Private Corporation [Member] | Rating One To Six [Member]
Loans	2,202,613	2,057,520
Private Corporation [Member] | Rating Seven [Member]
Loans	0	0
Private Corporation [Member] | Rating Eight [Member]
Loans	0	24,000
Private Corporation [Member] | Rating Nine [Member]
Loans	0	8,000
Private Corporation [Member] | Rating Ten [Member]
Loans	0	0
State Owned Corporation [Member]
Loans	538,638	232,893
State Owned Corporation [Member] | Rating One To Six [Member]
Loans	538,638	232,893
State Owned Corporation [Member] | Rating Seven [Member]
Loans	0	0
State Owned Corporation [Member] | Rating Eight [Member]
Loans	0	0
State Owned Corporation [Member] | Rating Nine [Member]
Loans	0	0
State Owned Corporation [Member] | Rating Ten [Member]
Loans	0	0
Private Banking and Financial Institutions [Member]
Loans	1,775,938	1,716,406
Private Banking and Financial Institutions [Member] | Rating One To Six [Member]
Loans	1,775,938	1,716,406
Private Banking and Financial Institutions [Member] | Rating Seven [Member]
Loans	0	0
Private Banking and Financial Institutions [Member] | Rating Eight [Member]
Loans	0	0
Private Banking and Financial Institutions [Member] | Rating Nine [Member]
Loans	0	0
Private Banking and Financial Institutions [Member] | Rating Ten [Member]
Loans	0	0
State Owned Banking and financial Institutions [Member]
Loans	416,085	447,757
State Owned Banking and financial Institutions [Member] | Rating One To Six [Member]
Loans	416,085	447,757
State Owned Banking and financial Institutions [Member] | Rating Seven [Member]
Loans	0	0
State Owned Banking and financial Institutions [Member] | Rating Eight [Member]
Loans	0	0
State Owned Banking and financial Institutions [Member] | Rating Nine [Member]
Loans	0	0
State Owned Banking and financial Institutions [Member] | Rating Ten [Member]
Loans	0	0
Private Middle Market Companies [Member]
Loans	681,912	445,731
Private Middle Market Companies [Member] | Rating One To Six [Member]
Loans	681,912	445,731
Private Middle Market Companies [Member] | Rating Seven [Member]
Loans	0	0
Private Middle Market Companies [Member] | Rating Eight [Member]
Loans	0	0
Private Middle Market Companies [Member] | Rating Nine [Member]
Loans	0	0
Private Middle Market Companies [Member] | Rating Ten [Member]
Loans	0	0
Sovereign [Member]
Loans	100,370	27,266
Sovereign [Member] | Rating One To Six [Member]
Loans	100,370	27,266
Sovereign [Member] | Rating Seven [Member]
Loans	0	0
Sovereign [Member] | Rating Eight [Member]
Loans	0	0
Sovereign [Member] | Rating Nine [Member]
Loans	0	0
Sovereign [Member] | Rating Ten [Member]
Loans	$ 0	$ 0

Loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 5,715,556	$ 4,959,573
Current Loan [Member]
Loans	5,715,556	4,958,773
Current Loan [Member] | Loan Impairment [Member]
Loans	0	32,000
Delinquent Loan [Member]
Loans	0	800
Past Due Balances [Member]
Loans	0	0
Past Due Balances [Member] | Loan Impairment [Member]
Loans	0	0
Restructured and Impaired [Member]
Loans	0	32,000
Up To One Month [Member] | Current Loan [Member]
Loans	1,155,222	395,091
From One Month To Three Months [Member] | Current Loan [Member]
Loans	1,475,201	1,110,307
From Three Months To Six Months [Member] | Current Loan [Member]
Loans	962,377	1,095,632
From Six Months To One Year [Member] | Current Loan [Member]
Loans	752,822	767,526
From One Year To Two Years [Member] | Current Loan [Member]
Loans	662,511	539,077
From Two Years To Five Years [Member] | Current Loan [Member]
Loans	692,884	1,000,486
More Than Five Years [Member] | Current Loan [Member]
Loans	$ 14,539	$ 18,654

Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 5,715,556	$ 4,959,573
Argentina [Member]
Loans	222,159	389,591
Belgium [Member]
Loans	30,692	0
Brazil [Member]
Loans	1,773,401	1,852,152
Chile [Member]
Loans	309,712	376,297
Colombia [Member]
Loans	450,037	734,213
Costa Rica [Member]
Loans	196,857	109,263
Dominican Republic [Member]
Loans	110,688	118,275
Ecuador [Member]
Loans	173,782	21,676
El Salvador [Member]
Loans	66,013	21,098
France [Member]
Loans	59,501	0
Germany [Member]
Loans	0	5,000
Guatemala [Member]
Loans	273,051	161,107
Honduras [Member]
Loans	70,701	45,509
Jamaica [Member]
Loans	9,772	1,768
Mexico [Member]
Loans	495,954	416,353
Netherlands [Member]
Loans	77,336	20,000
Nicaragua [Member]
Loans	10,169	9,995
Panama [Member]
Loans	277,144	118,526
Paraguay [Member]
Loans	27,060	30,286
Peru [Member]
Loans	841,032	341,784
Spain [Member]
Loans	9,695	340
Trinidad and Tobago [Member]
Loans	119,347	76,340
United States [Member]
Loans	2,925	0
Uruguay [Member]
Loans	$ 108,528	$ 110,000

Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed interest rates	$ 3,282,876	$ 2,360,115
Floating interest rates	2,432,680	2,599,458
Loans and Leases Receivable	$ 5,715,556	$ 4,959,573

Loans (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Loans	$ 5,715,556	$ 4,959,573
Interest which would have been recorded if the loans had not been in a non-accrual status	0	2,325	3,403
Interest income collected on non-accruing loans	2,288	2,375	3,335
Private Corporation [Member]
Loans
Loans	2,202,613	2,089,520
Private Middle Market Companies [Member]
Loans
Loans	681,912	445,731
Nonperforming Financing Receivable [Member]
Loans
Loans	0	32,000	29,002
Nonperforming Financing Receivable [Member] | Private Corporation [Member]
Loans
Loans	0	32,000	28,000
Nonperforming Financing Receivable [Member] | Private Middle Market Companies [Member]
Loans
Loans	$ 0	$ 0	$ 1,002

Loans (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorded investment	$ 0	$ 32,000
Unpaid principal balance	0	32,000
Related allowance	0	14,800
Average principal loan balance	0	26,860
Interest income recognized	2,288	2,375
Private Corporation [Member]
Recorded investment	0	32,000
Unpaid principal balance	0	32,000
Related allowance	0	14,800
Average principal loan balance	0	26,860
Interest income recognized	$ 2,288	$ 2,375

Loans (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 5,715,556	$ 4,959,573
Past Due Balances [Member]
Loans	0	0
Current Loan [Member]
Loans	5,715,556	4,958,773
Delinquent Loan [Member]
Loans	0	800
Days (91-120) [Member]
Loans	0	0
Days (121-150) [Member]
Loans	0	0
Days (151-180) [Member]
Loans	0	0
Days (Greater Than 180) [Member]
Loans	0	0
Corporation [Member]
Loans	2,741,251	2,322,413
Corporation [Member] | Past Due Balances [Member]
Loans	0	0
Corporation [Member] | Current Loan [Member]
Loans	2,741,251	2,322,413
Corporation [Member] | Delinquent Loan [Member]
Loans	0	0
Corporation [Member] | Days (91-120) [Member]
Loans	0	0
Corporation [Member] | Days (121-150) [Member]
Loans	0	0
Corporation [Member] | Days (151-180) [Member]
Loans	0	0
Corporation [Member] | Days (Greater Than 180) [Member]
Loans	0	0
Banking and Financial Institutions [Member]
Loans	2,192,023	2,164,163
Banking and Financial Institutions [Member] | Past Due Balances [Member]
Loans	0	0
Banking and Financial Institutions [Member] | Current Loan [Member]
Loans	2,192,023	2,164,163
Banking and Financial Institutions [Member] | Delinquent Loan [Member]
Loans	0	0
Banking and Financial Institutions [Member] | Days (91-120) [Member]
Loans	0	0
Banking and Financial Institutions [Member] | Days (121-150) [Member]
Loans	0	0
Banking and Financial Institutions [Member] | Days (151-180) [Member]
Loans	0	0
Banking and Financial Institutions [Member] | Days (Greater Than 180) [Member]
Loans	0	0
Middle Market Companies [Member]
Loans	681,912	445,731
Middle Market Companies [Member] | Past Due Balances [Member]
Loans	0	0
Middle Market Companies [Member] | Current Loan [Member]
Loans	681,912	444,931
Middle Market Companies [Member] | Delinquent Loan [Member]
Loans	0	800
Middle Market Companies [Member] | Days (91-120) [Member]
Loans	0	0
Middle Market Companies [Member] | Days (121-150) [Member]
Loans	0	0
Middle Market Companies [Member] | Days (151-180) [Member]
Loans	0	0
Middle Market Companies [Member] | Days (Greater Than 180) [Member]
Loans	0	0
Sovereign [Member]
Loans	100,370	27,266
Sovereign [Member] | Past Due Balances [Member]
Loans	0	0
Sovereign [Member] | Current Loan [Member]
Loans	100,370	27,266
Sovereign [Member] | Delinquent Loan [Member]
Loans	0	0
Sovereign [Member] | Days (91-120) [Member]
Loans	0	0
Sovereign [Member] | Days (121-150) [Member]
Loans	0	0
Sovereign [Member] | Days (151-180) [Member]
Loans	0	0
Sovereign [Member] | Days (Greater Than 180) [Member]
Loans	$ 0	$ 0

Loans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Sale of Loans Receivable	$ 146,200,000	$ 9,300,000	$ 20,000,000
Gain (Loss) on Sales of Loans, Net	$ 1,147,000	$ 64,000	$ 201,000
Percentage Of Loan Portfolio At Fixed Interest Rate	92.00%	84.00%
Class "A" and "B"
Percentage Of Credit Transaction With Stockholders	29.00%	29.00%
Outstanding Loan Portfolio With Class A And Class B Shareholder	18.00%	19.00%
Total Outstanding Shares In Percentage	3.50%

Allowance for credit losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance at beginning of the year	$ 88,547		$ 78,615		$ 73,789
Provision (reversal of provision) for loan losses (1)	(8,343)	[1]	8,841	[1]	9,091	[1]
Loan recoveries and other	262		2,156		996
Loans written-off against the allowance for loan losses	(7,490)		(1,065)		(5,261)
Balance at end of the year	72,976		88,547		78,615
Components:
Generic allowance	72,976		73,747		67,115
Specific allowance	0		14,800		11,500
Total of allowance for loan losses	72,976		88,547		78,615
Reserve For Off-Balance Sheet Activities [Member]
Balance at beginning of the year	8,887		13,335		27,261
Provision (reversal of provision) for loan losses (1)
Balance at end of the year	4,841		8,887		13,335
Components:
Total of allowance for loan losses	4,841		8,887		13,335
Corporate [Member]
Balance at beginning of the year	48,865		54,160
Provision (reversal of provision) for loan losses (1)	(8,887)	[1]	(5,295)	[1]
Loan recoveries and other	0		0
Loans written-off against the allowance for loan losses	(7,490)		0
Balance at end of the year	32,488		48,865
Components:
Generic allowance	32,488		34,065
Specific allowance	0		14,800
Total of allowance for loan losses	32,488		48,865
Bankingand Financial Institutions [Member]
Balance at beginning of the year	30,523		18,790
Provision (reversal of provision) for loan losses (1)	(1,704)	[1]	10,017	[1]
Loan recoveries and other	17		1,716
Loans written-off against the allowance for loan losses	0		0
Balance at end of the year	28,836		30,523
Components:
Generic allowance	28,836		30,523
Specific allowance	0		0
Total of allowance for loan losses	28,836		30,523
Middle Market Companies [Member]
Balance at beginning of the year	8,952		5,265
Provision (reversal of provision) for loan losses (1)	1,690	[1]	4,312	[1]
Loan recoveries and other	245		440
Loans written-off against the allowance for loan losses	0		(1,065)
Balance at end of the year	10,887		8,952
Components:
Generic allowance	10,887		8,952
Specific allowance	0		0
Total of allowance for loan losses	10,887		8,952
Sovereign [Member]
Balance at beginning of the year	207		400
Provision (reversal of provision) for loan losses (1)	558	[1]	(193)	[1]
Loan recoveries and other	0		0
Loans written-off against the allowance for loan losses	0		0
Balance at end of the year	765		207
Components:
Generic allowance	765		207
Specific allowance	0		0
Total of allowance for loan losses	$ 765		$ 207

[1]	It includes releases of specific reserves for $7,931 thousand during 2012, $1,600 thousand during 2011, and $1,031 thousand during 2010.

Allowance for credit losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses
Specific allowance	$ 0	$ 14,800	$ 11,500
Generic allowance	72,976	73,747	67,115
Total of allowance for loan losses	72,976	88,547	78,615	73,789
Loans
Loans with specific allowance	0	32,000
Loans with generic allowance	5,715,556	4,927,573
Total loans	5,715,556	4,959,573
Corporate [Member]
Allowance for loan losses
Specific allowance	0	14,800
Generic allowance	32,488	34,065
Total of allowance for loan losses	32,488	48,865	54,160
Loans
Loans with specific allowance	0	32,000
Loans with generic allowance	2,741,251	2,290,413
Total loans	2,741,251	2,322,413
Banking and Financial Institutions [Member]
Allowance for loan losses
Specific allowance	0	0
Generic allowance	28,836	30,523
Total of allowance for loan losses	28,836	30,523	18,790
Loans
Loans with specific allowance	0	0
Loans with generic allowance	2,192,023	2,164,163
Total loans	2,192,023	2,164,163
Middle Market Companies [Member]
Allowance for loan losses
Specific allowance	0	0
Generic allowance	10,887	8,952
Total of allowance for loan losses	10,887	8,952	5,265
Loans
Loans with specific allowance	0	0
Loans with generic allowance	681,912	445,731
Total loans	681,912	445,731
Sovereign [Member]
Allowance for loan losses
Specific allowance	0	0
Generic allowance	765	207
Total of allowance for loan losses	765	207	400
Loans
Loans with specific allowance	0	0
Loans with generic allowance	100,370	27,266
Total loans	$ 100,370	$ 27,266

Allowance for credit losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of the year	$ 88,547	$ 78,615	$ 73,789
Reversal of provision for losses on off-balance sheet credit risk
Balance at end of the year	72,976	88,547	78,615
Reserve For Off-Balance Sheet Activities [Member]
Balance at beginning of the year	8,887	13,335	27,261
Reversal of provision for losses on off-balance sheet credit risk	(4,046)	(4,448)	(13,926)
Balance at end of the year	$ 4,841	$ 8,887	$ 13,335

Allowance for credit losses (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Releases Of Specific Reserves	$ 7,931	$ 1,600	$ 1,031

Premises and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Land	$ 0	$ 462
Leasehold improvements	7,194	1,646
Building	0	3,750
Furniture and equipment	17,302	18,696
Property, Plant and Equipment, Gross	24,496	24,554
Less: accumulated depreciation and amortization	11,688	17,881
Property, Plant and Equipment, Net	$ 12,808	$ 6,673	$ 6,532

Premises and equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain on sale of premises and equipment	$ 5,626	$ 0	$ 0

Other assets and other liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other assets
Prepaid commissions	$ 10,193	$ 10,357
Accounts receivable	1,749	1,260
Equity investment in a private fund (at cost)	961	1,415
Other	1,677	5,380
Other Assets	14,580	18,412	10,953
Other liabilities
Accruals and provisions	20,345	14,773
Accounts payable	6,045	5,417
Other	1,958	2,378
Other Liabilities	$ 28,348	$ 22,568

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Demand	$ 131,875	$ 67,586
Up to 1 month	1,194,102	1,474,088
From 1 month to 3 months	540,619	402,472
From 3 months to 6 months	281,120	196,016
From 6 months to 1 year	152,000	151,800
From 1 year to 2 years	7,000	0
From 2 years to 5 years	10,544	11,544
Total deposits	$ 2,317,260	$ 2,303,506

Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aggregate amounts of time deposits of $100,000 or more	$ 2,185,277	$ 2,233,044
Aggregate amounts of deposits in offices outside Panama	229,170	220,340
Interest expense paid to deposits in offices outside Panama	$ 1,332	$ 983

Securities sold under repurchase agreements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities sold under repurchase agreement	$ 158,374,000	$ 377,002,000
Interest Expense, Debt	$ 1,700,000	$ 2,100,000	$ 1,500,000

Short-term borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances from financial institutions:
At fixed interest rates	$ 1,181,133	$ 1,005,357
At floating interest rates	267,890	318,109
Total short-term borrowings	1,449,023	1,323,466
Average outstanding balance during the year	967,629	1,100,059
Maximum balance at any month-end	1,449,023	1,323,466
Weighted average interest rate at end of the year	1.48%	1.84%
Weighted average interest rate during the year	1.79%	1.22%
Euros [Member]
Advances from financial institutions:
Total short-term borrowings	39,633	38,850
Range of fixed interest rates on borrowings	0.70%	2.98%
Peso [Member]
Advances from financial institutions:
Total short-term borrowings	43,890	93,109
Range of floating interest rates on borrowings		5.70%
Renminbis [Member]
Advances from financial institutions:
Total short-term borrowings	0	10,307
Range of fixed interest rates on borrowings	0.00%	6.65%
U S Dollar [Member]
Advances from financial institutions:
Total short-term borrowings	$ 1,365,500	$ 1,181,200
Maximum [Member]
Advances from financial institutions:
Range of fixed interest rates on borrowings	1.92%	2.64%
Range of floating interest rates on borrowings	1.99%	2.01%
Maximum [Member] | Peso [Member]
Advances from financial institutions:
Range of floating interest rates on borrowings	5.25%
Minimum [Member]
Advances from financial institutions:
Range of fixed interest rates on borrowings	0.75%	0.84%
Range of floating interest rates on borrowings	1.06%	1.11%
Minimum [Member] | Peso [Member]
Advances from financial institutions:
Range of floating interest rates on borrowings	5.14%

Borrowings and long-term debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Borrowings:
At fixed interest rates with due dates from April 2013 to September 2013	$ 1,435	$ 15,696
At floating interest rates with due dates from January 2013 to September 2014	1,296,785	1,426,237
Total borrowings	1,298,220	1,441,933
Debt:
At fixed interest rates with due dates from November 2014 to April 2017	453,373	45,615
At floating interest rates with due dates in March 2015	153,947	0
Total debt	607,320	45,615
Total borrowings and long-term debt outstanding	1,905,540	1,487,548
Average outstanding balance during the year	1,893,580	1,391,440
Maximum outstanding balance at any month-end	2,152,584	1,548,404
Weighted average interest rate at the end of the year	2.92%	2.16%
Weighted average interest rate during the year	2.74%	1.94%
Mexican Pesos [Member]
Debt:
Total borrowings and long-term debt outstanding	338,760	172,358
Peruvian Soles [Member]
Debt:
Total borrowings and long-term debt outstanding	48,188	45,615
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	6.50%	6.50%
U S Dollar [Member]
Debt:
Total borrowings and long-term debt outstanding	$ 1,518,592	$ 1,269,575
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.75%	1.50%
Maximum [Member] | Mexican Pesos [Member]
Debt:
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.90%	9.90%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	6.34%	6.30%
Maximum [Member] | U S Dollar [Member]
Debt:
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	2.40%	2.30%
Minimum [Member] | Mexican Pesos [Member]
Debt:
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	7.60%	7.50%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	5.50%	5.66%
Minimum [Member] | U S Dollar [Member]
Debt:
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.68%	0.62%

Borrowings and long-term debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due in:
2013	$ 412,151
2014	934,257
2015	153,947
2016	0
2017	405,185
Long-Term Debt	$ 1,905,540	$ 1,487,548

Borrowings and long-term debt (Details Textuals) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Euro Medium Term Note Program [Member] USD ($)	Dec. 31, 2012 Certificados Bursatiles Program [Member] MXN	Dec. 31, 2012 Corporate Bonds [Member] USD ($)
Maximum amount that can be raised	$ 2,300,000	10,000,000	$ 300,000
Debt Instrument, Description	Euro Medium Term Note Program ("EMTN"), which may be used to issue notes for up to $2.3 billion, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies. The notes are generally issued in bearer or registered form through one or more authorized financial institutions;	Short-and Long-Term Notes "Certificados Bursatiles" Program (the "Mexico Program") in the Mexican local market, registered with the Mexican National Registry of Securities maintained by the National Banking and Securities Commission in Mexico ("CNBV", for its initials in Spanish), for an authorized aggregate principal amount of 10 billion Mexican pesos with maturities from one day to 30 years.	Program in Peru to issue corporate bonds under a private offer in Peruvian nuevos soles ("PEN"), offered exclusively to institutional investors domiciled in the Republic of Peru, for an maximum aggregate limit of the equivalent of $300 million, with different maturities and interest rate structures.

Common stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted stock issued	$ 0	$ 0	$ 0
Repurchase of common stock	$ 0	$ 0	$ (3)
Common Class A [Member]
Common stock, Authorized	40,000,000	40,000,000	40,000,000
Common stock, outstanding (in shares)	6,342,189	6,342,189	6,342,189
Conversions (in shares)	0	0	0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Repurchase of common stock (in shares)			0
Common stock, outstanding (in shares)	6,342,189	6,342,189	6,342,189
Common Class B [Member]
Common stock, Authorized	40,000,000	40,000,000	40,000,000
Common stock, outstanding (in shares)	2,531,926	2,542,021	2,584,882
Conversions (in shares)	0	(10,095)	(42,861)
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Repurchase of common stock (in shares)			0
Common stock, outstanding (in shares)	2,531,926	2,531,926	2,542,021
Common Class E [Member]
Common stock, Authorized	100,000,000	100,000,000	100,000,000
Common stock, outstanding (in shares)	28,257,827	27,826,330	27,618,545
Conversions (in shares)	0	10,095	42,860
Restricted stock issued (In shares)	32,317	(25,541)	(38,115)
Exercised stock options - compensation plans (in shares)	(895,674)	(325,996)	(82,106)
Restricted stock units - vested (in shares)	85,249	69,865	44,904
Repurchase of common stock (in shares)			(200)
Common stock, outstanding (in shares)	29,271,067	28,257,827	27,826,330
Common Class F [Member]
Common stock, Authorized	100,000,000	100,000,000	100,000,000
Common stock, outstanding (in shares)	0	0	0
Conversions (in shares)	0	0	0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Repurchase of common stock (in shares)			0
Common stock, outstanding (in shares)	0	0	0
Common Stock [Member]
Common stock, Authorized	280,000,000	280,000,000	280,000,000
Common stock, outstanding (in shares)	37,131,942	36,710,540	36,545,616
Conversions (in shares)	0	0	(1)
Restricted stock issued (In shares)	(32,317)	(25,541)	(38,115)
Exercised stock options - compensation plans (in shares)	(895,674)	(325,996)	(82,106)
Restricted stock units - vested (in shares)	85,249	69,865	44,904
Repurchase of common stock (in shares)			(200)
Common stock, outstanding (in shares)	38,145,182	37,131,942	36,710,540

Common stock (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Treasury Stock Value outstanding	$ 115,617
Repurchase of common stock	0	0	3
Restricted stock issued	0	0	0
Treasury Stock Value outstanding	91,452	115,617
Class Common Stock [Member]
Repurchase of common stock (in shares)			0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common Class B [Member]
Repurchase of common stock (in shares)			0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common Class E [Member]
Repurchase of common stock (in shares)			200
Restricted stock issued (In shares)	(32,317)	25,541	38,115
Exercised stock options - compensation plans (in shares)	895,674	325,996	82,106
Restricted stock units - vested (in shares)	85,249	69,865	44,904
Common Class F [Member]
Repurchase of common stock (in shares)			0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common Stock [Member]
Repurchase of common stock (in shares)			200
Restricted stock issued (In shares)	32,317	25,541	38,115
Exercised stock options - compensation plans (in shares)	895,674	325,996	82,106
Restricted stock units - vested (in shares)	85,249	69,865	44,904
Treasury stock
Treasury Stock Value outstanding	115,617	125,667	129,602
Treasury Stock, outstanding (in shares)	4,847,898	5,269,300	5,434,225
Repurchase of common stock			3
Repurchase of common stock (in shares)			200
Restricted stock issued	771	609	909
Restricted stock issued (In shares)	(32,317)	(25,541)	(38,115)
Exercised stock options - compensation plans	(21,361)	(7,775)	(1,958)
Exercised stock options - compensation plans (in shares)	(895,674)	(325,996)	(82,106)
Restricted stock units - vested	(2,033)	(1,666)	(1,071)
Restricted stock units - vested (in shares)	(85,249)	(69,865)	(44,904)
Treasury Stock Value outstanding	91,452	115,617	125,667
Treasury Stock, outstanding (in shares)	3,834,658	4,847,898	5,269,300
Treasury stock | Class Common Stock [Member]
Treasury Stock Value outstanding	10,708	10,708	10,708
Treasury Stock, outstanding (in shares)	318,140	318,140	318,140
Repurchase of common stock			0
Repurchase of common stock (in shares)			0
Restricted stock issued	0	0	0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Treasury Stock Value outstanding	10,708	10,708	10,708
Treasury Stock, outstanding (in shares)	318,140	318,140	318,140
Treasury stock | Common Class B [Member]
Treasury Stock Value outstanding	15,655	15,655	15,655
Treasury Stock, outstanding (in shares)	568,010	568,010	568,010
Repurchase of common stock			0
Repurchase of common stock (in shares)			0
Restricted stock issued	0	0	0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Treasury Stock Value outstanding	15,655	15,655	15,655
Treasury Stock, outstanding (in shares)	568,010	568,010	568,010
Treasury stock | Common Class E [Member]
Treasury Stock Value outstanding	89,254	99,304	103,239
Treasury Stock, outstanding (in shares)	3,961,748	4,383,150	4,548,075
Repurchase of common stock			3
Repurchase of common stock (in shares)			200
Restricted stock issued	(771)	(609)	(909)
Restricted stock issued (In shares)	(32,317)	(25,541)	(38,115)
Exercised stock options - compensation plans	(21,361)	(7,775)	(1,958)
Exercised stock options - compensation plans (in shares)	(895,674)	(325,996)	(82,106)
Restricted stock units - vested	(2,033)	(1,666)	(1,071)
Restricted stock units - vested (in shares)	(85,249)	(69,865)	(44,904)
Treasury Stock Value outstanding	$ 65,089	$ 89,254	$ 99,304
Treasury Stock, outstanding (in shares)	2,948,508	3,961,748	4,383,150

Cash and stock-based compensation plans (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Directors [Member] Restricted Stock [Member]	Dec. 31, 2011 Directors [Member] Restricted Stock [Member]	Dec. 31, 2010 Directors [Member] Restricted Stock [Member]
Outstanding Shares (beginning balance)	534	1,812	17,746	18,755	82,005	88,027	62,938
Granted Shares					32,317	25,541	38,115
Vested Shares					(23,493)	(31,563)	(13,026)
Outstanding Shares (ending balance)	534	1,812	17,746	18,755	90,829	82,005	88,027
Expected to vest Shares					90,829
Outstanding Weighted average grant date fair value					$ 14.59	$ 13.07	$ 13.58
Granted - Weighted average grant date fair value					$ 22.09	$ 18.07	$ 12.46
Vested - Weighted average grant date fair value					$ 14.35	$ 13.14	$ 13.8
Outstanding Weighted average grant date fair value					$ 17.32	$ 14.59	$ 13.07
Expected to vest Weighted average grant date fair value					17.32

Cash and stock-based compensation plans (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2011 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2010 Restricted Stock Units (Rsus) [Member]
Outstanding Shares (beginning balance)	534	1,812	17,746	18,755	226,410	222,710	166,118
Granted Shares					181,598	94,496	101,496
Forfeited Shares					(54,367)	(20,931)	0
Vested Shares					(85,249)	(69,865)	(44,904)
Outstanding Shares (ending balance)	534	1,812	17,746	18,755	268,392	226,410	222,710
Expected to vest Shares					268,392
Outstanding Weighted average grant date fair value					$ 12.8	$ 10.96	$ 10.2
Granted - Weighted average grant date fair value					$ 17.52	$ 15.84	$ 12.04
Forfeited Shares					$ 13.88	$ 12.63	$ 0
Vested - Weighted average grant date fair value					$ 12.31	$ 11.09	$ 10.59
Outstanding Weighted average grant date fair value					$ 15.93	$ 12.8	$ 10.96
Expected to vest Weighted average grant date fair value					15.93
Outstanding Weighted average remaining contractual term					2 years 1 month 10 days
Vested Aggregate intrinsic value					$ 578
Expected to vest Aggregate intrinsic value					1,510
Aggregate intrinsic value expected to vest					$ 1,510

Cash and stock-based compensation plans (Details 2) (Stock Purchase Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Purchase Options [Member]
Weighted average fair value per option	$ 3.01	$ 2.92	$ 2.91
Weighted average expected term, in years	5 years 6 months	5 years 6 months	4 years 9 months
Expected volatility	33.35%	30.00%	37.00%
Risk-free rate		2.52%	2.32%
Risk-free rate Minimum	0.18%
Risk-free rate Maximum	1.34%
Expected dividend	5.30%	4.50%	5.00%

Cash and stock-based compensation plans (Details 3) (Stock Purchase Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Purchase Options [Member]
Options Outstanding	915,566	1,142,019	803,994
Granted Options	182,420	72,053	420,777
Forfeited Options	(231,639)	(58,067)	(646)
Exercised Options	(442,675)	(240,439)	(82,106)
Options Outstanding	423,672	915,566	1,142,019
Exercisable Options	92,316
Expected to vest Options	331,356
Outstanding weighted average exercise price	$ 12.87	$ 12.39	$ 11.58
Granted Weighted average exercise price	$ 18.93	$ 17.81	$ 13.52
Forfeited Weighted average exercise price	$ 15.82	$ 12.16	$ 15.43
Exercised Weighted average exercise price	$ 12.9	$ 12.27	$ 10.15
Outstanding weighted average exercise price	$ 13.83	$ 12.87	$ 12.39
Exercisable Weighted average exercise price	$ 12.45
Expected to vest Weighted average exercise price	$ 14.22
Outstanding Weighted Average remaining contractual term	4 years 1 month 24 days
Exercisable Weighted Average remaining contractual term	2 years 1 month 13 days
Expected to vest Weighted average remaining contractual term	4 years 5 months 5 days
Outstanding Aggregate intrinsic value	$ 3,273
Exercisable Aggregate intrinsic value	841
Expected to vest Aggregate intrinsic value	$ 2,432

Cash and stock-based compensation plans (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Restricted Stock Directors [Member]	Dec. 31, 2011 Restricted Stock Directors [Member]	Dec. 31, 2010 Restricted Stock Directors [Member]
Outstanding Shares (beginning balance)	534	1,812	17,746	18,755	3,518	8,917	14,673
Granted Shares					0	0	0
Vested Shares					(3,518)	(5,399)	(5,756)
Outstanding Shares (ending balance)	534	1,812	17,746	18,755	0	3,518	8,917
Expected to vest Shares					0
Outstanding Weighted average grant date fair value					$ 21.35	$ 20.77	$ 20.45
Granted - Weighted average grant date fair value					$ 0	$ 0	$ 0
Vested - Weighted average grant date fair value					$ 21.35	$ 20.39	$ 19.95
Outstanding Weighted average grant date fair value					$ 0	$ 21.35	$ 20.77
Expected to vest Weighted average grant date fair value					0

Cash and stock-based compensation plans (Details 5) (Stock Option Plan 2006 - Directors and Executives [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Plan 2006 - Directors and Executives [Member]
Options Outstanding	180,154	207,706	207,706
Forfeited Options	0	0	0
Exercised Options	(130,350)	(27,552)
Options Outstanding	49,804	180,154	207,706
Exercisable Options	49,804
Outstanding weighted average exercise price	$ 16.34	$ 16.34	$ 16.34
Forfeited Weighted average exercise price	$ 0	$ 0	$ 0
Outstanding weighted average exercise price	$ 16.34	$ 16.34	$ 16.34
Exercised Weighted average exercise price	$ 16.34	$ 16.34
Exercisable Weighted average exercise price	$ 16.34
Outstanding Weighted Average remaining contractual term	1 year 1 month 13 days
Exercisable Weighted Average remaining contractual term	1 year 1 month 13 days
Outstanding Aggregate intrinsic value	$ 260
Exercisable Aggregate intrinsic value	$ 260	$ 0

Cash and stock-based compensation plans (Details 6) (Indexed Stock Option Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Indexed Stock Option Plan [Member]
Options Outstanding	325,936	385,469	385,469
Forfeited Options	0	0	0
Expired Options	(3,542)	(4,100)
Exercised Options	(322,394)	(55,433)	0
Options Outstanding	0	325,936	385,469
Exercisable Options	0
Outstanding weighted average exercise price	$ 12.86	$ 17.98	$ 17.46
Forfeited Weighted average exercise price	$ 0	$ 0	$ 0
Expired Weighted average exercise price	$ 14.48	$ 11.87
Exercised Weighted average exercise price	$ 16.41	$ 12.12	$ 0
Outstanding weighted average exercise price	$ 0	$ 12.86	$ 17.98
Exercisable Weighted average exercise price	$ 0
Outstanding Weighted Average remaining contractual term	0 years
Exercisable Weighted Average remaining contractual term	0 years
Outstanding Aggregate intrinsic value	$ 0
Exercisable Aggregate intrinsic value	$ 1,213	$ 235

Cash and stock-based compensation plans (Details 7) (Nineteen Nighty Five and Nineteen Nighty Nine Stock Option Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Nineteen Nighty Five and Nineteen Nighty Nine Stock Option Plan [Member]
Options Outstanding	8,120	11,735
Forfeited Options	0	0
Expired Options	(8,120)	(3,615)
Options Outstanding	0	8,120
Outstanding weighted average exercise price	$ 32.88	$ 29.89
Forfeited Weighted average exercise price	$ 0	$ 0
Expired Weighted average exercise price	$ 32.88	$ 23.16
Outstanding weighted average exercise price	$ 0	$ 32.88
Outstanding Weighted Average remaining contractual term	0 years
Outstanding Aggregate intrinsic value	$ 0

Cash and stock-based compensation plans (Details 8)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding Shares (beginning balance)	1,812	17,746	18,755
Exercised	(1,278)	(15,934)	(1,009)
Outstanding Shares (ending balance)	534	1,812	17,746

Cash and stock-based compensation plans (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Exercised stock options	$ 13,136	$ 4,101	$ 834
Deferred Compensation Plan (Dc Plan) [Member]
Allocated Share-based Compensation Expense	1	1	11
Stock Purchase Options [Member]
Stock Based Compensation Vesting Rate	25.00%
Allocated Share-based Compensation Expense	485	765	742
Unallocated Share Based Compensation Expense	474
Unamortized Compensation Cost Amortization Period	2 years 15 days
Exercisable Aggregate intrinsic value	841
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	3,375	1,322	383
Exercisable Options	92,316
Exercised stock options	5,709	2,949	834
Stock Option Plan 2006 - Directors and Executives [Member]
Allocated Share-based Compensation Expense		25	221
Exercisable Aggregate intrinsic value	260	0
Exercisable Options	49,804
Exercised stock options	2,130	450
Indexed Stock Option Plan [Member]
Allocated Share-based Compensation Expense			17
Exercisable Aggregate intrinsic value	1,213	235
Exercisable Options	0
Exercised stock options	5,292	672
Restricted Stock Directors [Member]
Stock Based Compensation Vesting Rate	25.00%	20.00%
Stock Based Compensation Grants Fair Value	714	462	475
Allocated Share-based Compensation Expense	428	414	270
Unallocated Share Based Compensation Expense	1,326
Unamortized Compensation Cost Amortization Period	3 years 2 months 12 days
Vested Aggregate intrinsic value	337	415	180
Restricted Stock Units and Stock Purchase Options Granted To Certain Executives [Member]
Stock Based Compensation Vesting Rate	25.00%
Stock Based Compensation Grants Fair Value	3,700	1,700	2,400
Allocated Share-based Compensation Expense	1,317	1,020	742
Unallocated Share Based Compensation Expense	3,076
Unamortized Compensation Cost Amortization Period	2 years 3 months 4 days
Vested Aggregate intrinsic value	1,050	775	476
Distribution Of The Fair Value In Restricted Stock Units	3,200	1,500
Distribution Of The Fair Value In Stock Purchase Options	500	200
Percentage Distribution Of Total Grant			50.00%
Other Plans Expatriate Officer Plan [Member]
Salaries, Wages and Officers' Compensation	131	119	117
Accounts Payable and Accrued Liabilities	198	255
Restricted Stock Directors (Discontinued) [Member]
Allocated Share-based Compensation Expense	41	87	108
Vested Aggregate intrinsic value	$ 75	$ 110	$ 115

Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income from continuing operations attributable to Bladex for both basic and diluted EPS	$ 93,713		$ 83,600		$ 42,038
Net income (loss) from discontinued operations	(681)	[1]	(420)	[1]	206	[1]
Net income attributable to Bladex for both basic and diluted EPS	$ 93,032		$ 83,180		$ 42,244
Basic earnings per share from continuing operations (in dollars per share)	$ 2.48		$ 2.26		$ 1.15
Diluted earnings per share from continuing operations (in dollars per share)	$ 2.47		$ 2.25		$ 1.14
Basic (in dollars per share)	$ (0.02)		$ (0.01)		$ 0.01
Diluted (in dollars per share)	$ (0.02)		$ (0.01)		$ 0.01
Basic (in dollars per share)	$ 2.46		$ 2.25		$ 1.15
Diluted (in dollars per share)	$ 2.45		$ 2.24		$ 1.15
Weighted average common shares outstanding - applicable to basic EPS	37,824		36,969		36,647
Weighted average common shares outstanding applicable to diluted EPS	37,824		36,969		36,647
Effect of dilutive securities (1):
Stock options and restricted stock units plans	114	[2]	176	[2]	167	[2]
Adjusted weighted average common shares outstanding applicable to diluted EPS (in shares)	37,938	[2]	37,145	[2]	36,814	[2]

[1]	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
[2]	As of December 31, 2011 and 2010, weighted average options of 72,053 and 760,284, respectively, were excluded from the computation of diluted earnings per share because the option's exercise price was greater than the average quoted market price of the Bank's common stock. As of December 31, 2012, the computation of earnings per share did not exclude any weighted average options.

Earnings per share (Details Textual)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share,Shares	72,053	760,284

Financial instruments with off-balance sheet credit risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Confirmed letters of credit	$ 106,415	$ 266,547
Stand-by letters of credit and guarantees - Commercial risk	25,167	18,899
Credit commitments	103,294	75,962
Financial Instruments With Off-Balance Sheet Credit Risk	$ 234,876	$ 361,408

Financial instruments with off-balance sheet credit risk (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Within 1 year	$ 219,421
From 1 to 2 years	1,000
From 2 to 5 years	13,791
After 5 years	664
Maturity Of Banks Outstanding Financial Instruments With Off Balance Sheet Credit Risk	$ 234,876

Financial instruments with off-balance sheet credit risk (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments With Off-Balance Sheet Credit Risk	$ 234,876	$ 361,408
Argentina [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	0	92
Bolivia [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	820	944
Brazil [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	23,630	41,116
Chile [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	6,084	12,367
Colombia [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	9,098	2,396
Costa Rica [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	1,000	11,661
Dominican Republic [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	1,535	1,603
Ecuador [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	79,760	215,272
El Salvador [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	625	2,025
Guatemala [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	180	501
Honduras [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	562	400
Jamaica [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	0	295
Mexico [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	27,289	14,677
Panama [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	58,219	1,801
Paraguay [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	0	81
Peru [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	2,843	2,467
Spain [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	0	9,660
Switzerland [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	0	500
United States of America [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	0	21,780
Venezuela [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	$ 23,231	$ 21,770

Leasehold commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 2,330
2014	2,192
2015	2,013
2016	1,678
2017	1,587
Thereafter	17,438
Total minimum payments (1)	$ 27,238 [1]

[1]	Minimum payments have not been reduced by minimum sublease rentals of $1,318 thousand due in the future under non-cancelable subleases.

Leasehold commitments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rent expense	$ 2,468	$ 1,403	$ 875
Less: Sublease rentals	(386)	(129)	0
Operating Leases, Rent Expense, Net	$ 2,082	$ 1,274	$ 875

Leasehold commitments (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 1,318

Derivative financial instruments for hedging purposes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative, Notional Amount	$ 840,796		$ 461,743
Derivative financial instruments used for hedging - receivable	19,239	[1]	4,159	[1]	2,103
Derivative financial instruments used for hedging - payable	11,747	[1]	53,742	[1]
Derivative, Net Hedge Ineffectiveness Gain (Loss)	71	[2]	2,849	[2]
Fair Value Hedging [Member] | Interest Rate Swap [Member]
Derivative, Notional Amount	480,000		125,000
Derivative financial instruments used for hedging - receivable	8,319	[1]	16	[1]
Derivative financial instruments used for hedging - payable	6,600	[1]	10,317	[1]
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member]
Derivative, Notional Amount	236,866		215,107
Derivative financial instruments used for hedging - receivable	3,525	[1]	56
Derivative financial instruments used for hedging - payable	4,665	[1]	40,574
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative, Notional Amount	0		20,000
Derivative financial instruments used for hedging - receivable	0	[1]	0	[1]
Derivative financial instruments used for hedging - payable	0	[1]	512	[1]
Cash Flow Hedging [Member] | Cross Currency Interest Rate Contract [Member]
Derivative, Notional Amount	42,001		42,336
Derivative financial instruments used for hedging - receivable	7,333	[1]	3,549	[1]
Derivative financial instruments used for hedging - payable	23	[1]	0	[1]
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative, Notional Amount	75,733		53,264
Derivative financial instruments used for hedging - receivable	62	[1]	249	[1]
Derivative financial instruments used for hedging - payable	411	[1]	2,339	[1]
Net Investment Hedging [Member] | Foreign Exchange Forward [Member]
Derivative, Notional Amount	6,196		6,036
Derivative financial instruments used for hedging - receivable	0	[1]	289	[1]
Derivative financial instruments used for hedging - payable	$ 48	[1]	$ 0	[1]

[1]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.
[2]	Gains and losses resulting from ineffectiveness and credit risk in hedging activities are reported within the derivative financial instruments and hedging line in the consolidated statements of income.

Derivative financial instruments for hedging purposes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	$ 5,699	$ 1,097	$ 1,391
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	5,427	(960)	1,172
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0	0
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	217	987	460
Cash Flow Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	3,740	2,270	1,690
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	2,481	1,958	1,171
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	0	0	0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	3,679	(2,966)	478
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Interest Income [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	1,742	(2,160)	(759)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		(124)	(477)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(564)	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(169)	172
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0
Net Investment Hedging [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	109	289
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	0
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0
Net Investment Hedging [Member] | Foreign Exchange Forward [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	109	289
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	0
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 0	$ 0

Derivative financial instruments for hedging purposes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total	$ 11,461	$ (5,093)	$ (3,740)
Fair Value Hedging [Member]
Total	12,311	(17,042)	(4,517)
Derivative Assets (Liabilities), at Fair Value, Net	(24,380)	19,922	7,049
Net Gain Loss On Derivative and Hedge Item	(12,069)	2,880	2,532
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Total	1,564
Derivative Assets (Liabilities), at Fair Value, Net	(12,022)
Net Gain Loss On Derivative and Hedge Item	(10,458)
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Interest Income Available For Sale [Member]
Total	(2,982)	(6,857)	(14,760)
Derivative Assets (Liabilities), at Fair Value, Net	4,776	10,266	22,000
Net Gain Loss On Derivative and Hedge Item	1,794	3,409	7,240
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Derivative Financial Instruments and Hedging [Member]
Total		74	419
Derivative Assets (Liabilities), at Fair Value, Net		0	0
Net Gain Loss On Derivative and Hedge Item		74	419
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Derivative Financial Instruments and Hedging (Ineffectiveness) [Member]
Total	59
Derivative Assets (Liabilities), at Fair Value, Net	0
Net Gain Loss On Derivative and Hedge Item	59
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Interest Income [Member]
Total	(239)	(33)	(45)
Derivative Assets (Liabilities), at Fair Value, Net	522	55	89
Net Gain Loss On Derivative and Hedge Item	283	22	44
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Interest Expense [Member]
Total	8,024	4,352	3,812
Derivative Assets (Liabilities), at Fair Value, Net	(11,187)	(7,874)	(7,046)
Net Gain Loss On Derivative and Hedge Item	(3,163)	(3,522)	(3,234)
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Foreign Currency Gain (Loss) [Member]
Total	5,873	(17,427)	7,922
Derivative Assets (Liabilities), at Fair Value, Net	(6,469)	17,475	(7,994)
Net Gain Loss On Derivative and Hedge Item	(596)	48	(72)
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Derivative Financial Instruments and Hedging (Ineffectiveness) [Member]
Total	12	2,849	(1,865)
Derivative Assets (Liabilities), at Fair Value, Net	0	0	0
Net Gain Loss On Derivative and Hedge Item	$ 12	$ 2,849	$ (1,865)

Derivative financial instruments for hedging purposes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge	1 year 10 months 20 days
Foreign Exchange Forward [Member]
Cash Flow Hedge Gain Reclassified to Interest Expense	42,000
Cash flow hedge loss reclassified to interest income	82,000

Accumulated other comprehensive income (loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance	$ 3,112		$ (6,441)		$ (6,160)
Net unrealized gains (losses) arising from the year	14,135		5,192		3,716
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(11,202)	[1]	(1,119)	[1]	(3,997)	[1]
Foreign currency translation adjustment, net	(551)		(744)
Balance	730		3,112		(6,441)
Available-For-Sale Securities [Member]
Balance	(1,728)		(3,744)		(3,244)
Net unrealized gains (losses) arising from the year	8,436		4,095		2,325
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(5,775)	[1]	(2,079)	[1]	(2,825)	[1]
Foreign currency translation adjustment, net	0		0
Balance	933		(1,728)		(3,744)
Foreign Currency Translation Adjustment Net Of Hedges [Member]
Balance	(744)		0		0
Net unrealized gains (losses) arising from the year	0		0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0	[1]	0	[1]	0	[1]
Foreign currency translation adjustment, net	(551)		(744)
Balance	(1,295)		(744)		0
Derivative Financial Instruments, Assets [Member]
Balance	(640)		(2,697)		(2,916)
Net unrealized gains (losses) arising from the year	5,699		1,097		1,391
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(5,427)	[1]	960	[1]	(1,172)	[1]
Foreign currency translation adjustment, net	0		0
Balance	$ (368)		$ (640)		$ (2,697)

[1]	Reclassification adjustments include amounts recognized in net income during the current year that had been part of other comprehensive income (loss) in this and previous years

Fair value of financial instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Trading assets	$ 5,265		$ 20,436
Securities available-for-sale	183,017		416,300
Investment fund	105,888		120,425
Derivative financial instruments used for hedging - receivable	19,239	[1]	4,159	[1]	2,103
Assets, Fair Value Disclosure, Recurring	313,409		561,320
Trading liabilities	32,304		5,584
Derivative financial instruments used for hedging - payable	11,747	[1]	53,742	[1]
Liabilities, Fair Value Disclosure	44,051		59,326
Sovereign Debt [Member]
Trading assets	5,146		20,415
Securities available-for-sale	165,631		329,102
Cross Currency Interest Rate Contract [Member]
Trading assets			21
Derivative financial instruments used for hedging - receivable	10,858		3,605
Trading liabilities	32,182		4,836
Derivative financial instruments used for hedging - payable	4,688		40,574
Corporate Debt Securities [Member]
Securities available-for-sale	17,386		87,198
Interest Rate Swap [Member]
Trading assets	49
Derivative financial instruments used for hedging - receivable	8,319		16
Trading liabilities	100		748
Derivative financial instruments used for hedging - payable	6,600		10,829
Foreign Exchange Forward [Member]
Trading assets	50
Derivative financial instruments used for hedging - receivable	62		538
Trading liabilities	22
Derivative financial instruments used for hedging - payable	459		2,339
Future [Member]
Trading assets	20
Fair Value, Inputs, Level 1 [Member]
Trading assets	5,215		20,415
Securities available-for-sale	182,741		415,742
Investment fund	0		0
Derivative financial instruments used for hedging - receivable	0		0
Assets, Fair Value Disclosure, Recurring	187,956		436,157
Trading liabilities	0		0
Derivative financial instruments used for hedging - payable	0		0
Liabilities, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 [Member] | Sovereign Debt [Member]
Trading assets	5,146		20,415
Securities available-for-sale	165,355		328,544
Fair Value, Inputs, Level 1 [Member] | Cross Currency Interest Rate Contract [Member]
Trading assets			0
Derivative financial instruments used for hedging - receivable	0		0
Trading liabilities	0		0
Derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Securities available-for-sale	17,386		87,198
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Trading assets	49
Derivative financial instruments used for hedging - receivable	0		0
Trading liabilities	0		0
Derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Forward [Member]
Trading assets	0
Derivative financial instruments used for hedging - receivable	0		0
Trading liabilities	0
Derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 1 [Member] | Future [Member]
Trading assets	20
Fair Value, Inputs, Level 2 [Member]
Trading assets	50		21
Securities available-for-sale	276		558
Investment fund	105,888		120,425
Derivative financial instruments used for hedging - receivable	19,239		4,159
Assets, Fair Value Disclosure, Recurring	125,453		125,163
Trading liabilities	32,304		5,584
Derivative financial instruments used for hedging - payable	11,747		53,742
Liabilities, Fair Value Disclosure	44,051		59,326
Fair Value, Inputs, Level 2 [Member] | Sovereign Debt [Member]
Trading assets	0		0
Securities available-for-sale	276		558
Fair Value, Inputs, Level 2 [Member] | Cross Currency Interest Rate Contract [Member]
Trading assets			21
Derivative financial instruments used for hedging - receivable	10,858		3,605
Trading liabilities	32,182		4,836
Derivative financial instruments used for hedging - payable	4,689		40,574
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Securities available-for-sale	0		0
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Trading assets	0
Derivative financial instruments used for hedging - receivable	8,319		16
Trading liabilities	100		748
Derivative financial instruments used for hedging - payable	6,600		10,829
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward [Member]
Trading assets	50
Derivative financial instruments used for hedging - receivable	62		538
Trading liabilities	22
Derivative financial instruments used for hedging - payable	459		2,339
Fair Value, Inputs, Level 2 [Member] | Future [Member]
Trading assets	0
Fair Value, Inputs, Level 3 [Member]
Trading assets	0		0
Securities available-for-sale	0		0
Investment fund	0		0
Derivative financial instruments used for hedging - receivable	0		0
Assets, Fair Value Disclosure, Recurring	0		0
Trading liabilities	0		0
Derivative financial instruments used for hedging - payable	0		0
Liabilities, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 3 [Member] | Sovereign Debt [Member]
Trading assets	0		0
Securities available-for-sale	0		0
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Securities available-for-sale	0		0
Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Trading assets	0
Derivative financial instruments used for hedging - receivable	0		0
Trading liabilities	0		0
Derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Exchange Forward [Member]
Trading assets	0
Derivative financial instruments used for hedging - receivable	0		0
Trading liabilities	0
Derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 3 [Member] | Future [Member]
Trading assets	$ 0

[1]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.

Fair value of financial instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financial assets:
Instruments with carrying value that approximates fair value (carrying value)	$ 746,006		$ 882,762
Securities held-to-maturity (carrying value)	34,113		26,536
Loans, net of allowance (carrying value)	5,635,480	[1]	4,864,329	[2]
Instruments with carrying value that approximates fair value (Fair value)	746,006		882,762
Securities held-to-maturity (Fair value)	34,149		26,637
Loans, net of allowance (Fair value)	5,784,172	[1]	4,913,473	[2]
Financial liabilities:
Instruments with carrying value that approximates fair value (carrying value)	2,494,734		2,693,408
Short-term borrowings	1,449,023		1,323,466
Borrowings and long-term debt (carrying value)	1,905,540		1,487,548
Commitments to extend credit, standby letters of credit, and financial guarantees written (carrying value)	5,781		10,497
Instruments with carrying value that approximates fair value (Fair value)	2,494,824		2,692,832
Short-term borrowings (Fair value)	1,453,159		1,319,350
Borrowings and long-term debt (Fair value)	1,922,544		1,441,919
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	4,841		9,807
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Instruments with carrying value that approximates fair value (Fair value)	0
Securities held-to-maturity (Fair value)	19,444
Loans, net of allowance (Fair value)	0	[1]
Financial liabilities:
Instruments with carrying value that approximates fair value (Fair value)	0
Short-term borrowings (Fair value)	0
Borrowings and long-term debt (Fair value)	0
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	0
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Instruments with carrying value that approximates fair value (Fair value)	746,006
Securities held-to-maturity (Fair value)	14,705
Loans, net of allowance (Fair value)	5,784,172	[1]
Financial liabilities:
Instruments with carrying value that approximates fair value (Fair value)	2,494,824
Short-term borrowings (Fair value)	1,453,159
Borrowings and long-term debt (Fair value)	1,922,544
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	4,841
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Instruments with carrying value that approximates fair value (Fair value)	0
Securities held-to-maturity (Fair value)	0
Loans, net of allowance (Fair value)	0	[1]
Financial liabilities:
Instruments with carrying value that approximates fair value (Fair value)	0
Short-term borrowings (Fair value)	0
Borrowings and long-term debt (Fair value)	0
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	$ 0

[1]	The carrying value of loans is net of the Allowance for loan losses of $73.0 million for December 31, 2012.
[2]	The carrying value of loans is net of the Allowance for loan losses of $88.5 million for December 31, 2011.

Fair value of financial instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total of allowance for loan losses	$ 72,976	$ 88,547	$ 78,615	$ 73,789

Capital adequacy (Details Textual)	Dec. 31, 2012
Minimum Capital Adequecy Ratio	8.00%
Off Balance Sheet Irrevocable Contingency Transaction Ratio	4.00%
Capital Adequacy Ratio	17.00%

Business segment information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest income	$ 192,437		$ 157,427		$ 119,478
Interest expense	(87,460)		(54,717)		(44,975)
Net interest income	104,977		102,710		74,503
Net other income	26,828	[1]	36,103	[1]	2,262	[1]
Operating expenses	(55,814)		(50,087)		(42,218)
Net operating income	75,991	[2]	88,726	[2]	34,547	[2]
Reversal of provision (provision) for loans and off-balance sheet credit losses	12,389		(4,393)		4,835
Recoveries, net of impairment of assets	0		(57)		233
Net income (loss)	93,325		83,856		39,821
Net income (loss) attributable to the redeemable noncontrolling interest	293		676		(2,423)
Net income attributable to Bladex - business segment	88,087		83,600		42,038
Other income unallocated - Gain on sale of premises and equipment	5,626		0		0
Discontinued operations	(681)	[2]	(420)	[2]	206	[2]
Net income attributable to Bladex	93,032		83,180		42,244
Total assets and contingencies (end of period balances):
Interest-earning assets	6,743,769	[3],[4]	6,380,057	[3],[4]	5,100,791	[3],[4]
Other assets and contingencies	237,077	[5]	364,016	[5]	382,437	[5]
Third party participation	(3,384)		(5,547)		(18,950)
Total interest-earning assets, other assets and contingencies	6,977,462		6,738,526		5,464,278
Commercial Portfolio Segment [Member]
Interest income	183,365	[6]	140,697	[6]	104,822	[6]
Interest expense	(73,398)	[6]	(58,969)	[6]	(50,306)	[6]
Net interest income	109,967	[6]	81,728	[6]	54,516	[6]
Net other income	12,216	[1],[6]	11,001	[1],[6]	10,306	[1],[6]
Operating expenses	(38,322)	[6]	(34,895)	[6]	(28,304)	[6]
Net operating income	83,861	[2],[6]	57,834	[2],[6]	36,518	[2],[6]
Reversal of provision (provision) for loans and off-balance sheet credit losses	12,389	[6]	(4,393)	[6]	4,835	[6]
Recoveries, net of impairment of assets	0	[6]	(57)	[6]	233	[6]
Net income attributable to Bladex	96,250	[6]	53,384	[6]	41,586	[6]
Total assets and contingencies (end of period balances):
Interest-earning assets	5,708,456	[3],[4],[6]	4,982,876	[3],[4],[6]	4,059,943	[3],[4],[6]
Other assets and contingencies	237,077	[5],[6]	364,016	[5],[6]	382,437	[5],[6]
Total interest-earning assets, other assets and contingencies	5,945,533		5,346,892		4,442,380
Treasury Segment [Member]
Interest income	9,072	[6]	16,730	[6]	14,656	[6]
Interest expense	(14,062)	[6]	4,252	[6]	5,331	[6]
Net interest income	(4,990)	[6]	20,982	[6]	19,987	[6]
Net other income	14,612	[1],[6]	25,102	[1],[6]	(8,044)	[1],[6]
Operating expenses	(17,492)	[6]	(15,192)	[6]	(13,914)	[6]
Net operating income	(7,870)	[2],[6]	30,892	[2],[6]	(1,971)	[2],[6]
Reversal of provision (provision) for loans and off-balance sheet credit losses	0	[6]	0	[6]	0	[6]
Net income (loss)	(7,870)	[6]	30,892	[6]	(1,971)	[6]
Net income (loss) attributable to the redeemable noncontrolling interest	293	[6]	676	[6]	(2,423)	[6]
Net income attributable to Bladex	(8,163)	[6]	30,216	[6]	452	[6]
Total assets and contingencies (end of period balances):
Interest-earning assets	1,035,313	[3],[4],[6]	1,397,181	[3],[4],[6]	1,040,848	[3],[4],[6]
Third party participation	(3,384)	[6]	(5,547)	[6]	(18,950)	[6]
Total interest-earning assets, other assets and contingencies	$ 1,031,929	[6]	$ 1,391,634	[6]	$ 1,021,898	[6]

[1]	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.
[2]	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
[3]	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
[4]	Includes cash and due from banks, interest-bearing deposits with banks, securities available for sale and held to maturity, trading securities and the balance of the Investment Fund.
[5]	Includes customers' liabilities under acceptances, letters of credit and guarantees covering commercial and country risk, and credit commitments.
[6]	The numbers set out in these tables have been rounded and accordingly may not total exactly.

Business segment information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Net other income:
Net other income - business segment	$ 26,828	$ 36,103	$ 2,262
Reversal of provision for losses on off-balance sheet credit risk	4,046	4,448	13,926
Recoveries, net of impairment of assets	0	(57)	233
Gain on sale of premises and equipment	5,626	0	0
Net other income consolidated financial statements	$ 36,500	$ 40,494	$ 16,421

Business segment information (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Interest-earning assets - business segment	$ 6,743,769	[1],[2]	$ 6,380,057	[1],[2]	$ 5,100,791	[1],[2]
Allowance for loan losses	(72,976)		(88,547)		(78,615)		(73,789)
Customers' liabilities under acceptances	1,157		1,110		27,213
Premises and equipment	12,808		6,673		6,532
Accrued interest receivable	37,819		38,168		31,110
Derivative financial instruments used for hedging - receivable	19,239	[3]	4,159	[3]	2,103
Other assets	14,580		18,412		10,953
Total assets	$ 6,756,396		$ 6,360,032		$ 5,100,087

[1]	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
[2]	Includes cash and due from banks, interest-bearing deposits with banks, securities available for sale and held to maturity, trading securities and the balance of the Investment Fund.
[3]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.

Business segment information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income	$ 192,437	$ 157,427	$ 119,478
Interest expense	(87,460)	(54,717)	(44,975)
Net interest income	104,977	102,710	74,503
Long-lived assets:
Premises and equipment, net	12,808	6,673	6,532
Panama [Member]
Interest income	173,663	144,491	106,673
Interest expense	(86,019)	(53,411)	(41,266)
Net interest income	87,644	91,080	65,407
Long-lived assets:
Premises and equipment, net	12,397	6,125	6,039
Brazil [Member]
Interest income	155	114	0
Interest expense	0	0	0
Net interest income	155	114	0
Long-lived assets:
Premises and equipment, net	8	10	0
United States [Member]
Interest income	17,894	10,595	10,607
Interest expense	(1,332)	(983)	(2,746)
Net interest income	16,562	9,612	7,861
Long-lived assets:
Premises and equipment, net	403	538	493
Cayman Islands [Member]
Interest income	725	2,227	2,198
Interest expense	(109)	(323)	(963)
Net interest income	616	1,904	1,235
Long-lived assets:
Premises and equipment, net	$ 0	$ 0	$ 0